                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
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                              MFS SERIES TRUST IX
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: April 30*
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                    Date of reporting period: April 30, 2007
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* This Form N-CSR pertains to the following series of the Registrant: MFS Bond
  Fund, MFS Intermediate Investment Grade Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, MFS Research Bond Fund and MFS Research Bond Fund J. The remaining series of the Registrant, MFS Inflation-Adjusted Bond Fund, has a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               ANNUAL REPORT

                                                               MFS(R) BOND FUND

LETTER FROM THE CEO                                              1
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PORTFOLIO COMPOSITION                                            2
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MANAGEMENT REVIEW                                                3
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PERFORMANCE SUMMARY                                              4
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EXPENSE TABLE                                                    7
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PORTFOLIO OF INVESTMENTS                                         9
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STATEMENT OF ASSETS AND LIABILITIES                             21
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STATEMENT OF OPERATIONS                                         24
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STATEMENTS OF CHANGES IN NET ASSETS                             25
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FINANCIAL HIGHLIGHTS                                            26
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NOTES TO FINANCIAL STATEMENTS                                   32
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         45
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TRUSTEES AND OFFICERS                                           46
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   52
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PROXY VOTING POLICIES AND INFORMATION                           52
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QUARTERLY PORTFOLIO DISCLOSURE                                  52
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FEDERAL TAX INFORMATION                                         52
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MFS(R) PRIVACY NOTICE                                           53
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CONTACT INFORMATION                                     BACK COVER
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THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


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                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
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                                                                        4/30/07
                                                                        MFB-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      96.6%
              Cash & Other Net Assets                     3.4%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                      51.2%
              ------------------------------------------------
              High Yield Corporates                      11.9%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities      10.1%
              ------------------------------------------------
              Mortgage-Backed Securities                  9.1%
              ------------------------------------------------
              Emerging Market Bonds                       5.6%
              ------------------------------------------------
              U.S. Treasury Securities                    3.6%
              ------------------------------------------------
              U.S. Government Agencies                    3.1%
              ------------------------------------------------
              Asset-Backed Securities                     0.9%
              ------------------------------------------------
              Collateralized Debt Obligations             0.8%
              ------------------------------------------------
              Non-U.S. Government Bonds                   0.2%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        23.8%
              ------------------------------------------------
              AA                                          7.7%
              ------------------------------------------------
              A                                          15.9%
              ------------------------------------------------
              BBB                                        37.9%
              ------------------------------------------------
              BB                                          9.2%
              ------------------------------------------------
              B                                           4.1%
              ------------------------------------------------
              CCC                                         0.8%
              ------------------------------------------------
              Not Rated                                   0.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      5.0
              ------------------------------------------------
              Average Life (i)(m)                      7.2 yrs
              ------------------------------------------------
              Average Maturity (i)(m)                 15.0 yrs
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    A-
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 04/30/07.

Percentages are based on net assets as of 04/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended April 30, 2007, Class A shares of the MFS Bond Fund provided a total return of 8.13%, at net asset value. This compares with a return of 7.34% for the fund's benchmark, the Lehman Brothers U.S. Government/Credit Bond Index (the Lehman Index).

CONTRIBUTORS TO PERFORMANCE

The fund's larger allocation to corporate bonds and lower exposure to U.S. Treasuries helped relative performance in comparison to the Lehman Index, as corporate bonds outperformed Treasuries throughout the reporting period. Exposure to high yield bonds further enhanced the fund's performance, as these bonds outperformed the overall bond market. Positioning in emerging markets debt also added to the fund's relative return. The fund also enjoyed a favorable yield advantage over the period, generating a higher level of income than the index.

On a sector basis, strong performance was seen in the banking and finance and industrial sectors. At the security level the fund held seven companies that were upgraded to investment grade that delivered strong performance. These bonds included utilities firms DPL, Enersis, and Empresa Nacional, office automation and equipment manufacturer Xerox, cable television operator Rogers Cable, metals and mining firm International Steel Group, and medical and health technology and services firm Fisher Scientific.

DETRACTORS FROM PERFORMANCE

The fund's position in asset-backed securities detracted from overall results. Select mortgage pools were also detractors. Individual securities that were among top relative detractors included casino operator Harrah's(g), and hospital company HCA which were targets of LBOs (leveraged buy outs) during the period.

Respectfully,

Richard Hawkins                  Robert Persons
Portfolio Manager                Portfolio Manager

(g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                        Lehman Brothers
                        MFS Bond        U.S. Government/
                         Fund -             Credit
                        Class A           Bond Index
                        --------        ---------------
               4/97     $ 9,525           $10,000
               4/98      10,607            11,133
               4/99      10,949            11,831
               4/00      10,783            11,942
               4/01      11,886            13,388
               4/02      12,646            14,389
               4/03      14,269            16,176
               4/04      14,935            16,468
               4/05      15,764            17,316
               4/06      15,940            17,346
               4/07      17,237            18,620

TOTAL RETURNS THROUGH 4/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

    Share class     Class inception date       1-yr       5-yr       10-yr
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         A                 5/08/74             8.13%      6.39%      6.11%
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         B                 9/07/93             7.39%      5.66%      5.37%
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         C                 1/03/94             7.31%      5.64%      5.36%
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         I                 1/02/97             8.45%      6.73%      6.44%
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         R                12/31/02             8.01%      6.21%      6.02%
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        R1                 4/01/05             7.29%      5.60%      5.34%
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        R2                 4/01/05             7.58%      5.73%      5.41%
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        R3                10/31/03             7.76%      5.89%      5.49%
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        R4                 4/01/05             8.03%      6.35%      6.09%
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        R5                 4/01/05             8.43%      6.50%      6.16%
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AVERAGE ANNUAL
Comparative benchmark

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   Lehman Brothers U.S. Government/Credit
   Bond Index (f)                              7.34%      5.29%      6.41%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

    Share class
-----------------------------------------------------------------------------
         A                                     3.00%      5.36%      5.60%
    With Initial Sales Charge (4.75%)
    ----------------------------------------------------------------------
         B                                     3.39%      5.33%      5.37%
    With CDSC (Declining over six years
    from 4% to 0%) (x)
--------------------------------------------------------------------------
         C                                     6.31%      5.64%      5.36%
    With CDSC (1% for 12 months) (x)
------------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Lehman Brothers U.S. Government/Credit Bond Index - measures investment grade debt obligations of the U.S. Treasury and U.S. government agencies, as well as U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders and certain other retirement plans. Class I shares are only available to certain eligible investors, and class R1, R2, R3, R4 and R5 shares are only available to certain retirement plans.

Performance for classes R, R4 and R5 shares includes the performance of the fund's class A shares for periods prior to their offering. Performance for classes R1, R2 and R3 shares includes the performance of the fund's class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2006 through April 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period(p)
Share                      Expense   Account Value   Account Value    11/01/06-
Class                       Ratio      11/01/06         4/30/07        4/30/07
--------------------------------------------------------------------------------
        Actual              0.82%      $1,000.00       $1,034.20        $4.14
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.82%      $1,000.00       $1,020.73        $4.11
--------------------------------------------------------------------------------
        Actual              1.52%      $1,000.00       $1,030.60        $7.65
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.52%      $1,000.00       $1,017.26        $7.60
--------------------------------------------------------------------------------
        Actual              1.52%      $1,000.00       $1,030.60        $7.65
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.52%      $1,000.00       $1,017.26        $7.60
--------------------------------------------------------------------------------
        Actual              0.53%      $1,000.00       $1,036.50        $2.68
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.53%      $1,000.00       $1,022.17        $2.66
--------------------------------------------------------------------------------
        Actual              1.02%      $1,000.00       $1,034.00        $5.14
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.02%      $1,000.00       $1,019.74        $5.11
--------------------------------------------------------------------------------
        Actual              1.63%      $1,000.00       $1,030.90        $8.21
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.63%      $1,000.00       $1,016.71        $8.15
--------------------------------------------------------------------------------
        Actual              1.28%      $1,000.00       $1,031.90        $6.45
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.28%      $1,000.00       $1,018.45        $6.41
--------------------------------------------------------------------------------
        Actual              1.18%      $1,000.00       $1,033.20        $5.95
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.18%      $1,000.00       $1,018.94        $5.91
--------------------------------------------------------------------------------
        Actual              0.93%      $1,000.00       $1,033.70        $4.69
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.93%      $1,000.00       $1,020.18        $4.66
--------------------------------------------------------------------------------
        Actual              0.64%      $1,000.00       $1,036.00        $3.23
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.64%      $1,000.00       $1,021.62        $3.21
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
4/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.0%
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                            SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 6.3%, 2014 (n)                                                                 $  6,940,000     $    6,697,100
--------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 11.7%
--------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "G", 6.1%, 2045 (n)                                                            $  2,150,000     $    1,945,414
Asset Securitization Corp., FRN, 8.1466%, 2029                                                      4,095,000          4,414,947
Banc of America Commercial Mortgage, Inc., FRN, 5.9651%, 2045                                       4,320,000          4,456,928
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                               2,930,000          2,929,993
BlackRock Capital Finance LP, 7.75%, 2026 (n)                                                         619,505            610,058
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                                       5,485,062          5,539,913
Chase Commercial Mortgage Securities Corp., 6.6%, 2029 (z)                                          4,039,542          4,118,667
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                   4,340,000          4,340,810
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8817%, 2049 (z)                      1,088,766          1,041,473
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8817%, 2049 (z)                      1,760,000          1,635,700
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049                                2,920,000          2,900,837
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                   4,637,279          4,759,965
Commercial Mortgage Acceptance Corp., FRN, 1.1119%, 2030 (i)                                       59,563,290          1,354,416
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                              400,695            398,315
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                            6,760,000          6,700,562
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                  1,793,720          1,797,846
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                             2,196,257          2,201,192
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                          2,675,000          2,717,963
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                           2,733,000          2,428,100
Falcon Franchise Loan LLC, FRN, 3.7848%, 2025 (i)(z)                                               16,624,722          2,337,768
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                 3,028,000          3,283,593
GE Commercial Mortgage Corp., FRN, 5.5182%, 2044                                                    2,710,000          2,711,653
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                              4,140,000          4,204,374
GMAC Commercial Mortgage Securities, Inc., FRN, 7.9175%, 2034 (n)                                   3,212,000          3,468,427
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                                            3,544,438          3,473,456
Greenwich Capital Commercial Funding Corp., FRN, 6.1125%, 2016                                      2,125,000          2,212,059
IKON Receivables Funding LLC, 3.27%, 2011                                                           1,279,748          1,276,642
JPMorgan Chase Commercial Mortgage Securities Corp., 5.372%, 2047                                   5,200,000          5,152,886
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.508%, 2042 (n)                          4,734,928          4,582,574
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.5421%, 2043                             7,331,619          7,304,482
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                              4,318,739          4,461,387
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                              5,520,000          5,419,266
KKR Financial CLO Ltd., "C", FRN, 6.7563%, 2021 (z)                                                 3,651,630          3,651,630
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.092%, 2030 (i)                           36,819,854            702,854
Morgan Stanley Capital I, Inc., 5.72%, 2032                                                         4,062,997          4,094,356
Morgan Stanley Capital I, Inc., FRN, 0.7013%, 2030 (i)(n)                                         123,964,800          1,418,194
Mortgage Capital Funding, Inc., FRN, 0.806%, 2031 (i)                                              39,580,799            197,853
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                    2,028,120          2,007,292
Prudential Securities Secured Financing Corp., FRN, 7.3872%, 2013 (z)                               3,468,000          3,689,212
Spirit Master Funding LLC, 5.05%, 2023 (z)                                                          2,861,673          2,763,002
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                          1,233,494          1,233,067
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033(z)                                          6,675,000          6,635,367
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                          3,448,527          3,347,677
Wachovia Bank Commercial Mortgage Trust, FRN, 6.021%, 2043 (z)                                      2,740,000          2,644,058
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3713%, 2044                                         2,387,000          2,372,778
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4906%, 2044                                         3,900,000          3,892,211
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1638%, 2045 (n)                                     4,320,000          4,505,456
Wachovia Bank Commercial Mortgage Trust, FRN, 5.603%, 2048                                          4,300,000          4,348,464
                                                                                                                  --------------
                                                                                                                  $  153,685,137
--------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8%, 2016                                                                  $    195,000     $      190,705
Ford Motor Credit Co. LLC, 9.75%, 2010                                                              3,470,000          3,671,864
Johnson Controls, Inc., 5.5%, 2016                                                                  6,390,000          6,337,219
                                                                                                                  --------------
                                                                                                                  $   10,199,788
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                                          $  6,040,000     $    6,307,028
Clear Channel Communications, Inc., 7.65%, 2010                                                     4,329,000          4,571,121
Clear Channel Communications, Inc., 6.25%, 2011                                                     3,130,000          3,104,788
News America Holdings, 8.5%, 2025                                                                   4,931,000          5,974,133
                                                                                                                  --------------
                                                                                                                  $   19,957,070
--------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.7%
--------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                                         $  7,053,000     $    6,931,216
Goldman Sachs Group, Inc., 5.625%, 2017                                                             6,941,000          6,909,939
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                         8,405,000          8,432,215
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                          3,344,000          3,348,264
Merrill Lynch & Co., Inc., 6.05%, 2016                                                              9,502,000          9,794,633
Morgan Stanley, 5.75%, 2016                                                                         5,924,000          6,004,744
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                        7,094,000          7,513,383
                                                                                                                  --------------
                                                                                                                  $   48,934,394
--------------------------------------------------------------------------------------------------------------------------------
Building - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                       $  6,465,000     $    6,535,468
American Standard Cos., Inc., 7.625%, 2010                                                          1,955,000          2,068,781
Hanson PLC, 6.125%, 2016                                                                            6,610,000          6,814,461
                                                                                                                  --------------
                                                                                                                  $   15,418,710
--------------------------------------------------------------------------------------------------------------------------------
Business Services - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Deluxe Corp., 5%, 2012                                                                           $  3,465,000     $    3,135,825
Deluxe Corp., 5.125%, 2014                                                                          3,480,000          3,010,200
Xerox Corp., 6.4%, 2016                                                                             6,230,000          6,419,149
                                                                                                                  --------------
                                                                                                                  $   12,565,174
--------------------------------------------------------------------------------------------------------------------------------
Cable TV - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45%, 2037                                                                       $  6,090,000     $    6,159,030
Cox Communications, Inc., 4.625%, 2013                                                              6,087,000          5,819,434
CSC Holdings, Inc., 7.875%, 2007                                                                    5,875,000          5,948,437
Rogers Cable, Inc., 5.5%, 2014                                                                      2,229,000          2,206,710
TCI Communications, Inc., 9.8%, 2012                                                                3,539,000          4,196,252
Time Warner Entertainment Co. LP, 8.375%, 2033                                                      1,734,000          2,116,481
                                                                                                                  --------------
                                                                                                                  $   26,446,344
--------------------------------------------------------------------------------------------------------------------------------
Computer Software - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Seagate Technology HDD Holdings, 6.375%, 2011                                                    $  3,973,000     $    3,958,101
--------------------------------------------------------------------------------------------------------------------------------
Conglomerates - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                                     $  4,801,000     $    5,155,885
--------------------------------------------------------------------------------------------------------------------------------
Construction - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 7.875%, 2011                                                                  $  4,993,000     $    5,308,463
D.R. Horton, Inc., 5.625%, 2014                                                                     1,731,000          1,647,884
                                                                                                                  --------------
                                                                                                                  $    6,956,347
--------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                               $  6,080,000     $    6,023,547
Service Corp., International, 7.375%, 2014                                                          1,880,000          1,955,200
                                                                                                                  --------------
                                                                                                                  $    7,978,747
--------------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.375%, 2015                                                           $  6,885,000     $    6,850,575
Litton Industries, Inc., 8%, 2009                                                                   8,035,000          8,543,744
                                                                                                                  --------------
                                                                                                                  $   15,394,319
--------------------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (n)                                        $  2,308,000     $    2,432,433
Export-Import Banks of Korea, 5.25%, 2014 (n)                                                       3,528,000          3,511,835
Gazprom International S.A., 6.51%, 2022 (n)                                                         3,000,000          3,086,250
Pemex Finance Ltd., 9.69%, 2009                                                                     3,916,000          4,127,268
Pemex Finance Ltd., 10.61%, 2017                                                                    1,500,000          1,944,855
                                                                                                                  --------------
                                                                                                                  $   15,102,641
--------------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.475%, 2012                                                         $  3,000,000     $    2,865,850
United Mexican States, 8.3%, 2031                                                                     688,000            902,656
                                                                                                                  --------------
                                                                                                                  $    3,768,506
--------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 7.25%, 2011                                                                  $  8,687,000     $    9,316,799
--------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
TNK-BP Ltd., 6.875%, 2011 (n)                                                                    $  8,640,000     $    8,890,560
--------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 9.125%, 2013                                                                  $  6,649,000     $    7,803,120
Time Warner, Inc., 6.5%, 2036                                                                       1,100,000          1,100,826
                                                                                                                  --------------
                                                                                                                  $    8,903,946
--------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 3.1%
--------------------------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                                    $  3,474,000     $    3,423,043
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                          1,030,000            992,265
Countrywide Financial Corp., 6.25%, 2016                                                            6,069,000          6,130,971
General Motors Acceptance Corp., 5.85%, 2009                                                        4,197,000          4,150,304
General Motors Acceptance Corp., 7.25%, 2011                                                        4,461,000          4,535,494
HSBC Finance Corp., 6.75%, 2011                                                                     2,384,000          2,514,338
HSBC Finance Corp., 5.5%, 2016                                                                      8,598,000          8,585,387
International Lease Finance Corp., 5.625%, 2013                                                     3,380,000          3,442,249
Residential Capital LLC, 6.875%, 2015                                                               6,100,000          6,176,964
                                                                                                                  --------------
                                                                                                                  $   39,951,015
--------------------------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.5%
--------------------------------------------------------------------------------------------------------------------------------
Diageo Capital PLC, 5.5%, 2016                                                                   $  6,930,000     $    6,941,296
Miller Brewing Co., 5.5%, 2013 (n)                                                                  6,362,000          6,386,640
Tyson Foods, Inc., 6.6%, 2016                                                                       6,160,000          6,421,800
                                                                                                                  --------------
                                                                                                                  $   19,749,736
--------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.8%, 2032                                                                   $  3,121,000     $    3,000,576
Stora Enso Oyj, 7.25%, 2036 (n)                                                                     5,177,000          5,314,201
                                                                                                                  --------------
                                                                                                                  $    8,314,777
--------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.2%
--------------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.75%, 2016                                                                    $  6,890,000     $    7,001,962
Marriott International, Inc., 6.2%, 2016                                                            3,099,000          3,183,364
MGM Mirage, Inc., 8.375%, 2011                                                                      6,070,000          6,441,787
Royal Caribbean Cruises Ltd., 8%, 2010                                                              4,190,000          4,464,923
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                                             3,425,000          3,673,336
Wyndham Worldwide Corp., 6%, 2016 (n)                                                               4,380,000          4,345,205
                                                                                                                  --------------
                                                                                                                  $   29,110,577
--------------------------------------------------------------------------------------------------------------------------------
Industrial - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                      $  5,024,000     $    5,160,874
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.6%
--------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 6.25%, 2037                                                  $  3,670,000     $    3,652,927
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                         5,646,000          5,624,878
Prudential Insurance Co., 7.65%, 2007 (n)                                                           4,623,000          4,641,515
UnumProvident Corp., 6.85%, 2015 (n)                                                                6,141,000          6,418,788
                                                                                                                  --------------
                                                                                                                  $   20,338,108
--------------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.2%
--------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                          $  5,540,000     $    5,502,832
Chubb Corp., 6.375% to 2017, FRN to 2067                                                            4,340,000          4,392,332
Fund American Cos., Inc., 5.875%, 2013                                                              6,104,000          6,115,952
                                                                                                                  --------------
                                                                                                                  $   16,011,116
--------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                             $  6,815,000     $    7,155,750
--------------------------------------------------------------------------------------------------------------------------------
Major Banks - 7.6%
--------------------------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2043                                                $  6,300,000     $    6,324,494
Bank of America Corp., 5.49%, 2019 (n)                                                              8,100,000          8,035,986
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)                                                  10,798,000         12,107,970
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                        7,063,000          6,805,984
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                            7,199,000          7,366,283
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                           10,231,000         10,449,319
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                                9,752,000         10,091,223
PNC Funding Corp., 5.625%, 2017                                                                     4,570,000          4,609,672
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                      2,152,000          2,375,713
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                             12,502,000         12,620,907
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                 5,204,000          5,844,050
Wachovia Corp., 4.875%, 2014                                                                        3,896,000          3,793,746
Wachovia Corp., 6.605%, 2025                                                                        7,936,000          8,633,606
                                                                                                                  --------------
                                                                                                                  $   99,058,953
--------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.9%
--------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., 5.85%, 2017                                                               $  2,105,000     $    2,106,488
Fisher Scientific International, Inc., 6.125%, 2015                                                 6,885,000          6,908,030
HCA, Inc., 8.75%, 2010                                                                              4,117,000          4,358,874
Hospira, Inc., 5.55%, 2012                                                                          1,390,000          1,397,588
Hospira, Inc., 6.05%, 2017                                                                          5,030,000          5,081,774
McKesson Corp., 5.7%, 2017                                                                          5,010,000          5,002,149
                                                                                                                  --------------
                                                                                                                  $   24,854,903
--------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                      $  6,119,000     $    6,397,170
Peabody Energy Corp., 5.875%, 2016                                                                  4,265,000          4,083,738
Vale Overseas Ltd., 6.25%, 2017                                                                     4,337,000          4,447,611
                                                                                                                  --------------
                                                                                                                  $   14,928,519
--------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 9.1%
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                                    $ 40,198,061     $   40,084,230
Fannie Mae, 6%, 2017 - 2035                                                                        13,136,346         13,277,016
Fannie Mae, 4.5%, 2018                                                                             10,765,657         10,451,366
Fannie Mae, 7.5%, 2030 - 2031                                                                       2,433,186          2,547,138
Fannie Mae, 6.5%, 2032 - 2036                                                                       7,489,069          7,714,291
Freddie Mac, 6%, 2021 - 2034                                                                        4,708,005          4,777,661
Freddie Mac, 5%, 2025 - 2035                                                                       28,847,577         28,007,717
Freddie Mac, 5.5%, 2035                                                                            12,268,929         12,147,996
                                                                                                                  --------------
                                                                                                                  $  119,007,415
--------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.9%
--------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                 $  8,438,000     $    9,423,567
CenterPoint Energy, Inc., 5.95%, 2017                                                               2,950,000          2,977,904
Kinder Morgan Energy Partners LP, 5.125%, 2014                                                      2,559,000          2,492,302
Kinder Morgan Energy Partners LP, 7.4%, 2031                                                        3,627,000          3,991,495
Kinder Morgan, Inc., 6.8%, 2008                                                                     3,345,000          3,389,499
Magellan Midstream Partners LP, 5.65%, 2016                                                         4,760,000          4,722,077
Spectra Energy Capital LLC, 8%, 2019                                                                5,750,000          6,618,187
Williams Cos., Inc., 7.125%, 2011                                                                   4,311,000          4,526,550
                                                                                                                  --------------
                                                                                                                  $   38,141,581
--------------------------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.7%
--------------------------------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                                           $  8,569,000     $    8,413,884
CenturyTel, Inc., 8.375%, 2010                                                                        230,000            251,902
Deutsche Telekom International Finance B.V., 8%, 2010                                               3,029,000          3,277,648
Telecom Italia Capital, 6.2%, 2011                                                                  6,070,000          6,262,455
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                                 2,346,000          2,401,638
Telefonica Emisiones S.A.U., 7.045%, 2036                                                           3,450,000          3,701,602
Telefonica Europe B.V., 7.75%, 2010                                                                 6,019,000          6,483,817
Verizon New York, Inc., 6.875%, 2012                                                                3,786,000          3,999,485
                                                                                                                  --------------
                                                                                                                  $   34,792,431
--------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                      $  5,729,000     $    5,800,630
--------------------------------------------------------------------------------------------------------------------------------
Oils - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                         $ 10,500,000     $   10,837,533
--------------------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 6.6%
--------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 7.35%, 2012 (z)                           $  3,470,000     $    3,470,000
Alfa Diversified Payment Rights Finance Co., FRN, 7.2549%, 2011 (n)                                 4,120,150          4,120,150
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                     4,158,000          4,170,474
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                                    6,696,000          6,497,316
Citigroup, Inc., 5%, 2014                                                                           5,712,000          5,589,112
Credit Suisse (USA), Inc., 4.875%, 2010                                                             8,611,000          8,581,774
Fifth Third Bancorp, 5.45%, 2017                                                                    5,600,000          5,579,644
Kazkommerts International B.V., 8.5%, 2013                                                          4,196,000          4,437,270
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                   9,630,000          9,891,387
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                                       5,310,000          5,419,885
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                                     4,178,000          4,104,898
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                    6,312,000          6,281,450
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                     3,883,000          3,926,684
Turanalem Finance B.V., 8.25%, 2037 (n)                                                             1,042,000          1,047,210
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                          6,470,000          6,687,411
UFJ Finance Aruba AEC, 6.75%, 2013                                                                  6,193,000          6,675,026
                                                                                                                  --------------
                                                                                                                  $   86,479,691
--------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.8%
--------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                 $  3,975,000     $    4,327,781
Idearc, Inc., 8%, 2016 (n)                                                                          5,655,000          5,895,337
                                                                                                                  --------------
                                                                                                                  $   10,223,118
--------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
CSX Corp., 6.3%, 2012                                                                            $  4,932,000     $    5,100,191
TFM S.A. de C.V., 9.375%, 2012                                                                      6,032,000          6,514,560
                                                                                                                  --------------
                                                                                                                  $   11,614,751
--------------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.3%
--------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, REIT, 6.25%, 2016                                                         $  6,245,000     $    6,500,002
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                                 4,340,000          4,318,053
ProLogis, REIT, 5.75%, 2016                                                                         6,887,000          7,015,987
ProLogis, REIT, 5.625%, 2016                                                                        1,300,000          1,312,155
Simon Property Group LP, REIT, 6.35%, 2012                                                          4,283,000          4,506,842
Simon Property Group LP, REIT, 5.75%, 2015                                                          6,800,000          6,923,978
                                                                                                                  --------------
                                                                                                                  $   30,577,017
--------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                  $  2,887,000     $    3,237,551
--------------------------------------------------------------------------------------------------------------------------------
Retailers - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                               $  4,765,000     $    5,074,725
Federated Retail Holdings, Inc., 5.35%, 2012                                                        3,170,000          3,168,412
Home Depot, Inc., 5.4%, 2016                                                                        3,037,000          2,974,222
Home Depot, Inc., 5.875%, 2036                                                                      3,470,000          3,363,329
J.C. Penney Corp., Inc., 8%, 2010                                                                     527,000            563,998
J.C. Penney Corp., Inc., 5.75%, 2018                                                                1,300,000          1,297,011
J.C. Penney Corp., Inc., 6.375%, 2036                                                               1,300,000          1,295,735
                                                                                                                  --------------
                                                                                                                  $   17,737,432
--------------------------------------------------------------------------------------------------------------------------------
Supranational - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Corporacion Andina de Fomento, 6.875%, 2012                                                      $  2,747,000     $    2,931,928
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems OJSC, 9.75%, 2008 (n)                                                         $  3,758,000     $    3,857,587
Nextel Communications, Inc., 5.95%, 2014                                                            9,650,000          9,500,039
Rogers Wireless, Inc., 7.25%, 2012                                                                  3,315,000          3,571,913
                                                                                                                  --------------
                                                                                                                  $   16,929,539
--------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                       $  6,930,000     $    7,159,653
--------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012                                                             $  5,112,000     $    5,406,104
--------------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                         $  5,930,000     $    7,051,784
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.1%
--------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.34%, 2024                                                       $  5,528,646     $    5,270,034
Small Business Administration, 4.93%, 2024                                                          6,672,019          6,625,087
Small Business Administration, 4.99%, 2024                                                          5,958,715          5,924,973
Small Business Administration, 4.625%, 2025                                                         6,147,652          5,940,735
Small Business Administration, 4.86%, 2025                                                          3,671,135          3,613,490
Small Business Administration, 5.11%, 2025                                                         13,105,321         13,119,087
                                                                                                                  --------------
                                                                                                                  $   40,493,406
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.6%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                                 $ 26,700,000     $   30,786,355
U.S. Treasury Bonds, 4.5%, 2036                                                                     3,665,000          3,475,450
U.S. Treasury Notes, TIPS, 2%, 2014                                                                 7,512,624          7,449,232
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                             5,251,429          5,333,277
                                                                                                                  --------------
                                                                                                                  $   47,044,314
--------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 7.4%
--------------------------------------------------------------------------------------------------------------------------------
AES Corp., 8.875%, 2011                                                                          $  6,068,000     $    6,553,440
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)                                                    8,890,000          9,645,650
Beaver Valley Funding Corp., 9%, 2017                                                               9,886,000         11,224,367
DPL, Inc., 6.875%, 2011                                                                             3,644,000          3,860,705
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                  3,211,000          3,640,494
Enersis S.A., 7.375%, 2014                                                                          4,189,000          4,548,056
Exelon Generation Co. LLC, 6.95%, 2011                                                              8,341,000          8,791,130
Mirant Americas Generation, Inc., 8.3%, 2011                                                        5,000,000          5,287,500
NiSource Finance Corp., 7.875%, 2010                                                                4,840,000          5,251,686
NorthWestern Corp., 5.875%, 2014                                                                    4,275,000          4,248,183
NRG Energy, Inc., 7.375%, 2016                                                                      6,825,000          7,089,469
Pacific Gas & Electric Co., 5.8%, 2037                                                              3,500,000          3,448,883
Progress Energy, Inc., 7.1%, 2011                                                                   1,798,000          1,920,411
Progress Energy, Inc., 5.625%, 2016                                                                 2,828,000          2,857,768
PSEG Power LLC, 5.5%, 2015                                                                          1,705,000          1,686,577
System Energy Resources, Inc., 5.129%, 2014 (n)                                                     3,179,723          3,112,409
TXU Energy Co., 7%, 2013                                                                            7,105,000          7,397,960
Waterford 3 Funding Corp., 8.09%, 2017                                                              6,068,635          6,278,428
                                                                                                                  --------------
                                                                                                                  $   96,843,116
--------------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $1,248,443,825)                                                                     $1,256,272,890
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 3.0%
--------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.29%, due 5/01/07, at Amortized Cost and Value (y)                      $ 39,492,000     $   39,492,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $1,287,935,825) (k)                                                           $1,295,764,890
--------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.0%                                                                                 13,408,295
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                               $1,309,173,185
--------------------------------------------------------------------------------------------------------------------------------

(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,220,179,610 and 94.17% of market value. An independent pricing service provided an evaluated bid for 93.82% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $205,411,996, representing 15.7% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                               CURRENT
                                                                               ACQUISITION      ACQUISITION     MARKET    TOTAL % OF
RESTRICTED SECURITIES                                                              DATE             COST         VALUE    NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co. S.A., FRN, 7.35%, 2012               3/23/07         $3,470,000   $3,470,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040                3/01/06          2,930,000    2,929,993
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011                   7/02/03 - 3/08/07     5,493,225    5,539,913
Chase Commercial Mortgage Securities Corp., 6.6%, 2029                           6/07/00          3,248,903    4,118,667
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8817%, 2049       3/14/07          1,080,160    1,041,473
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8817%, 2049       3/14/07          1,733,239    1,635,700
Falcon Franchise Loan LLC, 6.5%, 2014                                            7/15/05          2,370,664    2,428,100
Falcon Franchise Loan LLC, FRN, 3.7848%, 2025                                    1/29/03          3,158,084    2,337,768
KKR Financial CLO Ltd., "C", FRN, 6.7563%, 2021                                  4/27/07          3,651,630    3,651,630
Prudential Securities Secured Financing Corp., FRN, 7.3872%, 2013               12/06/04          3,850,157    3,689,212
Spirit Master Funding LLC, 5.05%, 2023                                          10/04/05          2,824,784    2,763,002
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033                          4/18/06          6,587,624    6,635,367
Wachovia Bank Commercial Mortgage Trust, FRN, 6.021%, 2043                       3/14/07          2,744,392    2,644,058
------------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                                  $42,884,883     3.3%
                                                                                                             =======================

The following abbreviations are used in this report and are defined:

CDO     Collateralized Debt Obligation
CLO     Collateralized Loan Obligation
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

SWAP AGREEMENTS AT 4/30/07

                                                                                              UNREALIZED
                  NOTIONAL                              CASH FLOWS           CASH FLOWS       APPRECIATION
EXPIRATION         AMOUNT         COUNTERPARTY          TO RECEIVE             TO PAY         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS

3/20/17     USD  1,060,000    JPMorgan Chase Bank           (1)           0.8% (fixed rate)      $ 11,689
3/20/17     USD  1,049,000    Merrill Lynch                 (1)          0.81% (fixed rate)        10,792
                              International
3/20/17     USD  1,060,000    JPMorgan Chase Bank           (1)          0.78% (fixed rate)        13,305
3/20/17     USD  3,270,000    Merrill Lynch                 (2)          0.37% (fixed rate)        21,120
                              International
3/20/17     USD  3,270,000    JPMorgan Chase Bank           (3)          0.38% (fixed rate)        19,807
3/20/17     USD  2,520,000    Goldman Sachs                 (4)          0.40% (fixed rate)       (32,138)
                              International
3/20/17     USD  3,180,000    Goldman Sachs         0.52% (fixed rate)           (5)              (17,099)
                              International
3/20/17     USD  3,270,000    JPMorgan Chase Bank   0.49% (fixed rate)           (5)              (25,164)
6/20/17     USD  3,200,000    Merrill Lynch                 (6)          0.91% (fixed rate)       (12,356)
                              International
                                                                                                 --------
                                                                                                 $(10,044)
                                                                                                 ========

(1) Fund to receive notional amount upon a defined credit default event by Waste Management. Inc., 7.375%, 8/01/10.
(2) Fund to receive notional amount upon a defined credit default event by Rohm & Haas Co., 7.85%, 7/15/29.
(3) Fund to receive notional amount upon a defined credit default event by PPG Industries, Inc., 7.05%, 8/15/09.
(4) Fund to receive notional amount upon a defined credit default event by Dover Corp., 6.25%, 6/01/08.
(5) Fund to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp., 6.75%, 7/15/11.
(6) Fund to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $1,287,935,825)              $1,295,764,890
Cash                                                                         16,955
Receivable for investments sold                                           6,289,847
Receivable for fund shares sold                                           1,995,199
Interest receivable                                                      17,229,416
Unrealized appreciation on credit default swaps                              76,713
Other assets                                                                 16,975
------------------------------------------------------------------------------------------------------
Total assets                                                                            $1,321,389,995
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                      $823,074
Payable for investments purchased                                         5,842,380
Payable for fund shares reacquired                                        4,539,961
Unrealized depreciation on credit default swaps                              86,757
Payable to affiliates
  Management fee                                                             42,838
  Shareholder servicing costs                                               520,744
  Distribution and service fees                                              59,128
  Administrative services fee                                                 2,565
  Retirement plan administration and services fees                            2,048
Payable for independent trustees' compensation                              103,426
Accrued expenses and other liabilities                                      193,889
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $12,216,810
------------------------------------------------------------------------------------------------------
Net assets                                                                              $1,309,173,185
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                      $1,363,291,022
Unrealized appreciation (depreciation) on investments                     7,819,021
Accumulated net realized gain (loss) on investments                     (61,603,007)
Accumulated distributions in excess of net investment income               (333,851)
------------------------------------------------------------------------------------------------------
Net assets                                                                              $1,309,173,185
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  103,232,205
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $832,751,603
  Shares outstanding                                                     65,620,977
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $12.69
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                $13.32
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $164,851,657
  Shares outstanding                                                     13,032,151
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.65
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $79,473,282
  Shares outstanding                                                      6,290,355
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $12.63
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $49,251,216
  Shares outstanding                                                      3,879,443
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.70
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $40,761,723
  Shares outstanding                                                      3,213,281
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.69
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $3,611,606
  Shares outstanding                                                        285,602
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.65
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $2,882,910
  Shares outstanding                                                        228,015
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.64
------------------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $27,068,584
  Shares outstanding                                                      2,133,599
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.69
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $38,826,929
  Shares outstanding                                                      3,060,058
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.69
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $69,693,675
  Shares outstanding                                                      5,488,724
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $12.70
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 4/30/07

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
  Interest income                                                         $78,812,789
  Other                                                                       265,562
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $79,078,351
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                           $5,017,361
  Distribution and service fees                                             5,759,408
  Program manager fees                                                          2,165
  Shareholder servicing costs                                               1,967,640
  Administrative services fee                                                 235,372
  Retirement plan administration and services fees                            110,345
  Independent trustees' compensation                                           40,994
  Custodian fee                                                               494,981
  Shareholder communications                                                   66,141
  Auditing fees                                                                54,274
  Legal fees                                                                   17,862
  Miscellaneous                                                               205,785
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $13,972,328
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                       (117,840)
  Reduction of expenses by investment adviser                              (1,170,494)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $12,683,994
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $66,394,357
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                  $4,628,464
  Futures contracts                                                           (52,111)
  Swap transactions                                                          (159,071)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                     $4,417,282
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                             $27,999,235
  Swap transactions                                                            69,777
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                  $28,069,012
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                     $32,486,294
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $98,880,651
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                       YEARS ENDED 4/30
                                                              ----------------------------------
                                                                        2007                2006
CHANGE IN NET ASSETS
FROM OPERATIONS
------------------------------------------------------------------------------------------------
Net investment income                                            $66,394,357         $66,453,461
Net realized gain (loss) on investments                            4,417,282            (482,228)
Net unrealized gain (loss) on investments                         28,069,012         (52,141,153)
------------------------------------------------------------------------------------------------
Change in net assets from operations                             $98,880,651         $13,830,080
------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(46,541,934)       $(49,673,439)
  Class B                                                         (9,212,451)        (12,636,755)
  Class C                                                         (3,708,159)         (3,832,093)
  Class I                                                         (2,549,390)         (2,469,539)
  Class R                                                         (2,169,220)         (1,816,984)
  Class R1                                                          (125,469)            (39,989)
  Class R2                                                           (79,913)            (15,377)
  Class R3                                                          (929,392)           (292,716)
  Class R4                                                        (1,179,768)            (49,520)
  Class R5                                                          (826,175)             (2,815)
  Class 529A                                                         (23,415)            (23,914)
  Class 529B                                                          (7,535)             (7,314)
  Class 529C                                                         (10,303)            (13,092)
------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(67,363,124)       $(70,873,547)
------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $(34,861,439)       $(22,657,557)
------------------------------------------------------------------------------------------------
Total change in net assets                                       $(3,343,912)       $(79,701,024)
------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------
At beginning of period                                         1,312,517,097       1,392,218,121
At end of period (including accumulated distributions in
excess of net investment income of $333,851 and
$3,433,551, respectively)                                     $1,309,173,185      $1,312,517,097
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                   YEARS ENDED 4/30
                                                 ------------------------------------------------------------------
                                                     2007          2006          2005          2004            2003
Net asset value, beginning of period               $12.38        $12.91        $12.92        $13.03          $12.27
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.66         $0.64         $0.65         $0.65           $0.70
  Net realized and unrealized gain (loss)
  on investments                                     0.32         (0.49)         0.05         (0.05)           0.82
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.98         $0.15         $0.70         $0.60           $1.52
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.67)       $(0.68)       $(0.71)       $(0.71)         $(0.76)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.69        $12.38        $12.91        $12.92          $13.03
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           8.13          1.11          5.55          4.67           12.84
-------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.93          0.97          0.93          0.94            0.92
Expenses after expense reductions (f)                0.84          0.88          0.84          0.93             N/A
Net investment income                                5.29          4.99          4.98          4.95            5.59
Portfolio turnover                                     45            55            40            73             112
Net assets at end of period (000 omitted)        $832,752      $896,891      $926,909      $956,960      $1,116,853
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                  YEARS ENDED 4/30
                                                 ----------------------------------------------------------------
                                                     2007          2006          2005          2004          2003
Net asset value, beginning of period               $12.34        $12.86        $12.88        $12.99        $12.23
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.57         $0.55         $0.56         $0.55         $0.61
  Net realized and unrealized gain (loss)
  on investments                                     0.32         (0.48)         0.04         (0.04)         0.82
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.89         $0.07         $0.60         $0.51         $1.43
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.58)       $(0.59)       $(0.62)       $(0.62)       $(0.67)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.65        $12.34        $12.86        $12.88        $12.99
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           7.39          0.47          4.74          3.94         12.09
-----------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.63          1.67          1.63          1.64          1.62
Expenses after expense reductions (f)                1.54          1.58          1.54          1.63           N/A
Net investment income                                4.60          4.28          4.29          4.25          4.89
Portfolio turnover                                     45            55            40            73           112
Net assets at end of period (000 omitted)        $164,852      $230,360      $307,017      $376,847      $474,882
-----------------------------------------------------------------------------------------------------------------

CLASS C                                                                  YEARS ENDED 4/30
                                                  ---------------------------------------------------------------
                                                     2007          2006          2005          2004          2003
Net asset value, beginning of period               $12.33        $12.85        $12.87        $12.97        $12.22
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.57         $0.54         $0.55         $0.55         $0.61
  Net realized and unrealized gain (loss)
  on investments                                     0.31         (0.48)         0.05         (0.04)         0.81
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.88         $0.06         $0.60         $0.51         $1.42
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.58)       $(0.58)       $(0.62)       $(0.61)       $(0.67)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.63        $12.33        $12.85        $12.87        $12.97
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           7.31          0.47          4.74          4.02         12.02
-----------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.63          1.67          1.63          1.64          1.62
Expenses after expense reductions (f)                1.54          1.58          1.54          1.63           N/A
Net investment income                                4.59          4.29          4.28          4.25          4.91
Portfolio turnover                                     45            55            40            73           112
Net assets at end of period (000 omitted)         $79,473       $79,921       $82,890       $91,338      $108,718
-----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                  YEARS ENDED 4/30
                                                  ---------------------------------------------------------------
                                                     2007          2006          2005          2004          2003
Net asset value, beginning of period               $12.39        $12.91        $12.93        $13.03        $12.27
-----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.70         $0.67         $0.69         $0.69         $0.67
  Net realized and unrealized gain (loss)
  on investments                                     0.32         (0.47)         0.04         (0.04)         0.89
-----------------------------------------------------------------------------------------------------------------
Total from investment operations                    $1.02         $0.20         $0.73         $0.65         $1.56
-----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.71)       $(0.72)       $(0.75)       $(0.75)       $(0.80)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.70        $12.39        $12.91        $12.93        $13.03
-----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              8.45          1.50          5.79          5.06         13.17
-----------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               0.63          0.67          0.63          0.64          0.62
Expenses after expense reductions (f)                0.54          0.58          0.54          0.63           N/A
Net investment income                                5.59          5.29          5.28          5.25          5.73
Portfolio turnover                                     45            55            40            73           112
Net assets at end of period (000 omitted)         $49,251       $41,976       $44,604       $41,613       $53,249
-----------------------------------------------------------------------------------------------------------------

CLASS R                                                                  YEARS ENDED 4/30
                                                  --------------------------------------------------------------
                                                     2007           2006         2005          2004      2003(i)
Net asset value, beginning of period               $12.37        $12.90        $12.92        $13.03       $12.67
----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.63         $0.60         $0.61         $0.64        $0.11
  Net realized and unrealized gain (loss)
  on investments                                     0.34         (0.48)         0.06         (0.07)        0.49(g)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                    $0.97         $0.12         $0.67         $0.57        $0.60
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.65)       $(0.65)       $(0.69)       $(0.68)      $(0.24)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $12.69        $12.37        $12.90        $12.92       $13.03
----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              8.01          0.91          5.26          4.46         4.77(n)
----------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.13          1.17          1.15          1.13         1.12(a)
Expenses after expense reductions (f)                1.04          1.08          1.06          1.12          N/A
Net investment income                                5.07          4.81          4.76          5.04         2.95(a)
Portfolio turnover                                     45            55            40            73          112
Net assets at end of period (000 omitted)         $40,762       $45,396       $25,582       $11,353         $872
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                              YEARS ENDED 4/30
                                                              -------------------------------
                                                                2007        2006      2005(i)
Net asset value, beginning of period                          $12.34      $12.86       $12.80
---------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.56       $0.53        $0.04
  Net realized and unrealized gain (loss) on investments        0.32       (0.48)        0.07(g)
---------------------------------------------------------------------------------------------
Total from investment operations                               $0.88       $0.05        $0.11
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
  From net investment income                                  $(0.57)     $(0.57)      $(0.05)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                $12.65      $12.34       $12.86
---------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                         7.29        0.33         0.85(n)
---------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.81        1.87         1.96(a)
Expenses after expense reductions (f)                           1.64        1.70         1.87(a)
Net investment income                                           4.49        4.28         4.06(a)
Portfolio turnover                                                45          55           40
Net assets at end of period (000 omitted)                     $3,612      $1,900          $50
---------------------------------------------------------------------------------------------

CLASS R2                                                              YEARS ENDED 4/30
                                                              -------------------------------
                                                                2007        2006      2005(i)
Net asset value, beginning of period                          $12.34      $12.86       $12.80
---------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.59       $0.56        $0.05
  Net realized and unrealized gain (loss) on investments        0.32       (0.47)        0.06(g)
---------------------------------------------------------------------------------------------
Total from investment operations                               $0.91       $0.09        $0.11
---------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
  From net investment income                                  $(0.61)     $(0.61)      $(0.05)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                $12.64      $12.34       $12.86
---------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                         7.58        0.66         0.87(n)
---------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.50        1.58         1.68(a)
Expenses after expense reductions (f)                           1.29        1.36         1.59(a)
Net investment income                                           4.83        4.69         4.37(a)
Portfolio turnover                                                45          55           40
Net assets at end of period (000 omitted)                     $2,883        $907          $50
---------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                                   YEARS ENDED 4/30
                                                              -------------------------------------------
                                                                 2007       2006         2005     2004(i)
Net asset value, beginning of period                           $12.38     $12.90       $12.92      $12.96
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------
  Net investment income (d)                                     $0.62      $0.58        $0.53       $0.31
  Net realized and unrealized gain (loss) on investments         0.32      (0.47)        0.11       (0.03)(g)
---------------------------------------------------------------------------------------------------------
Total from investment operations                                $0.94      $0.11        $0.64       $0.28
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
  From net investment income                                   $(0.63)    $(0.63)      $(0.66)     $(0.32)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $12.69     $12.38       $12.90      $12.92
---------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          7.76       0.80         5.00        2.16(n)
---------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           1.36       1.42         1.45        1.37(a)
Expenses after expense reductions (f)                            1.19       1.26         1.36        1.35(a)
Net investment income                                            4.94       4.65         4.48        4.84(a)
Portfolio turnover                                                 45         55           40          73
Net assets at end of period (000 omitted)                     $27,069     $9,992       $4,039        $256
---------------------------------------------------------------------------------------------------------

Financial Highlights - continued

CLASS R4                                                                         YEARS ENDED 4/30
                                                                         --------------------------------
                                                                            2007         2006     2005(i)
Net asset value, beginning of period                                      $12.38       $12.91      $12.85
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.65        $0.56       $0.05
  Net realized and unrealized gain (loss) on investments                    0.32        (0.43)       0.07(g)
---------------------------------------------------------------------------------------------------------
Total from investment operations                                           $0.97        $0.13       $0.12
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.66)      $(0.66)     $(0.06)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $12.69       $12.38      $12.91
---------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     8.03         1.01        0.91(n)
---------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.02         1.09        1.19(a)
Expenses after expense reductions (f)                                       0.94         1.00        1.10(a)
Net investment income                                                       5.19         5.08        4.93(a)
Portfolio turnover                                                            45           55          40
Net assets at end of period (000 omitted)                                $38,827       $4,170         $50
---------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                                         YEARS ENDED 4/30
                                                                         --------------------------------
                                                                            2007         2006     2005(i)
Net asset value, beginning of period                                      $12.38       $12.91      $12.85
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.68        $0.66       $0.06
  Net realized and unrealized gain (loss) on investments                    0.34        (0.49)       0.06(g)
---------------------------------------------------------------------------------------------------------
Total from investment operations                                           $1.02        $0.17       $0.12
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.70)      $(0.70)     $(0.06)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                            $12.70       $12.38      $12.91
---------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     8.43         1.32        0.93(n)
---------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      0.73         0.77        0.90(a)
Expenses after expense reductions (f)                                       0.64         0.68        0.81(a)
Net investment income                                                       5.84         5.19        5.14(a)
Portfolio turnover                                                            45           55          40
Net assets at end of period (000 omitted)                                $69,694          $51         $50
---------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3),
    and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include future contracts and swap agreements.

FUTURES CONTRACT - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders is as follows:

                                                 4/30/07        4/30/06

          Ordinary income (including
          any short-term capital gains)      $67,363,124    $70,873,547

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07

          Cost of investments                           $1,297,593,363
          ------------------------------------------------------------
          Gross appreciation                                16,004,764
          Gross depreciation                               (17,833,237)
          ------------------------------------------------------------
          Net unrealized appreciation (depreciation)       $(1,828,473)
          Undistributed ordinary income                      5,313,714
          Capital loss carryforwards                       (51,406,320)
          Post-October capital loss deferral                  (545,434)
          Other temporary differences                       (5,651,324)

As of April 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              4/30/09                   $(11,366,948)
              4/30/10                     (4,472,574)
              4/30/11                    (26,201,916)
              4/30/15                     (9,364,882)
              --------------------------------------
                                        $(51,406,320)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase. Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1.1 billion of average daily net assets         0.39%
          Average daily net assets in excess of $1.1 billion     0.38%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended April 30, 2007, this waiver amounted to $1,143,129 and is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2007 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $98,192 and $366 for the year ended April 30, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                TOTAL          ANNUAL       DISTRIBUTION
                       DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE            PLAN(d)         RATE(e)                FEE
Class A                       0.10%          0.25%              0.35%           0.30%         $2,601,473
Class B                       0.75%          0.25%              1.00%           1.00%          1,971,763
Class C                       0.75%          0.25%              1.00%           1.00%            793,879
Class R                       0.25%          0.25%              0.50%           0.50%            209,952
Class R1                      0.50%          0.25%              0.75%           0.75%             20,569
Class R2                      0.25%          0.25%              0.50%           0.50%              8,096
Class R3                      0.25%          0.25%              0.50%           0.50%             92,312
Class R4                         --          0.25%              0.25%           0.25%             55,702
Class 529A                    0.25%          0.25%              0.50%           0.35%              1,616
Class 529B                    0.75%          0.25%              1.00%           1.00%              1,701
Class 529C                    0.75%          0.25%              1.00%           1.00%              2,345
--------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                           $5,759,408

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2007 based on each class' average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. 0.05% of the Class
    A distribution fee is currently being paid by the fund and 0.10% of Class 529A distribution fee was being paid prior to the closure of the share class. Payment of the remaining 0.05% of the Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of
    Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2007, were as follows:

                                                   AMOUNT

              Class A                             $22,611
              Class B                             291,898
              Class C                              13,985

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Class 529A, Class 529B, and Class 529C shares closed March 31, 2007. Program manager fees for the year ended April 30, 2007, were as follows:

                                                   AMOUNT

              Class 529A                           $1,154
              Class 529B                              425
              Class 529C                              586
              -------------------------------------------
              Total Program Manager Fees           $2,165

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2007, the fee was $1,025,888, which equated to 0.0794% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $725,583. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended April 30, 2007 was equivalent to an annual effective rate of 0.0182% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended April 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                    BEGINNING
                                    OF PERIOD                ANNUAL
                                      THROUGH   EFFECTIVE   EFFECTIVE      TOTAL
                                      3/31/07     4/01/07    RATE (g)     AMOUNT
--------------------------------------------------------------------------------

Class R1                                0.45%       0.35%       0.35%    $12,047
Class R2                                0.40%       0.25%       0.25%      6,129
Class R3                                0.25%       0.15%       0.15%     43,973
Class R4                                0.15%       0.15%       0.15%     33,422
Class R5                                0.10%       0.10%       0.10%     14,774
--------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                  $110,345

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended April 30, 2007, this waiver amounted to $20,808 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $5,197. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $4,065. Both amounts are included in independent trustees' compensation for the year ended April 30, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $99,507 at April 30, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2007, the fee paid to Tarantino LLC was $8,254. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,557, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    Purchases             Sales

U.S. government securities                        $33,498,029       $69,220,540
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)     $535,594,052      $542,299,642
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                YEAR ENDED                        YEAR ENDED
                                                  4/30/07                           4/30/06
                                         SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                              18,639,614      $233,613,667      20,091,208      $256,435,636
  Class B                               2,168,881        27,059,079       2,857,304        36,362,052
  Class C                               1,457,116        18,193,597       1,519,007        19,310,927
  Class I                               1,224,745        15,403,274         892,036        11,424,813
  Class R                               2,038,452        25,586,455       2,351,402        29,875,902
  Class R1                                417,589         5,232,778         169,258         2,146,714
  Class R2                                320,893         4,028,413          95,575         1,201,608
  Class R3                              3,225,362        40,508,120         695,039         8,782,935
  Class R4                              5,025,829        62,990,729         362,812         4,566,302
  Class R5                              5,775,853        72,879,893              --                --
  Class 529A (c)                            5,608            70,616          17,645           225,078
  Class 529B (c)                            2,990            37,252             812            10,285
  Class 529C (c)                            5,290            65,995           3,239            41,333
-----------------------------------------------------------------------------------------------------
                                       40,308,222      $505,669,868      29,055,337      $370,383,585

Shares issued to shareholders in
reinvestment of distributions
  Class A                               3,155,228       $39,555,451       3,364,696       $42,854,267
  Class B                                 573,715         7,164,418         768,738         9,769,391
  Class C                                 195,113         2,436,063         199,942         2,535,501
  Class I                                 195,788         2,457,055         191,822         2,444,155
  Class R                                 155,906         1,950,948         133,037         1,687,826
  Class R1                                  9,941           124,434           3,152            39,616
  Class R2                                  6,353            79,638           1,201            15,094
  Class R3                                 73,099           918,638          22,893           290,174
  Class R4                                 93,216         1,174,379           3,925            49,143
  Class R5                                 64,705           821,559             221             2,815
  Class 529A (c)                            1,743            21,826           1,854            23,628
  Class 529B (c)                              563             7,017             575             7,299
  Class 529C (c)                              775             9,662           1,027            13,030
-----------------------------------------------------------------------------------------------------
                                        4,526,145       $56,721,088       4,693,083       $59,731,939

Shares reacquired
  Class A                             (28,617,596)    $(358,268,389)    (22,828,815)    $(290,435,943)
  Class B                              (8,376,957)     (104,488,165)     (8,824,386)     (111,996,875)
  Class C                              (1,845,623)      (23,019,306)     (1,685,730)      (21,353,028)
  Class I                                (930,032)      (11,655,683)     (1,149,209)      (14,664,605)
  Class R                              (2,650,149)      (33,192,977)       (798,431)      (10,137,097)
  Class R1                               (295,901)       (3,715,515)        (22,358)         (283,408)
  Class R2                               (172,716)       (2,168,121)        (27,213)         (340,281)
  Class R3                             (1,972,028)      (24,826,178)       (223,755)       (2,833,014)
  Class R4                             (2,395,784)      (30,207,342)        (33,848)         (423,997)
  Class R5                               (355,964)       (4,517,980)             --                --
  Class 529A (c)                          (47,586)         (605,624)        (16,163)         (207,708)
  Class 529B (c)                          (17,216)         (218,085)         (1,394)          (18,045)
  Class 529C (c)                          (29,273)         (369,030)         (6,207)          (79,080)
-----------------------------------------------------------------------------------------------------
                                      (47,706,825)    $(597,252,395)    (35,617,509)    $(452,773,081)

Net change
  Class A                              (6,822,754)     $(85,099,271)        627,089        $8,853,960
  Class B                              (5,634,361)      (70,264,668)     (5,198,344)      (65,865,432)
  Class C                                (193,394)       (2,389,646)         33,219           493,400
  Class I                                 490,501         6,204,646         (65,351)         (795,637)
  Class R                                (455,791)       (5,655,574)      1,686,008        21,426,631
  Class R1                                131,629         1,641,697         150,052         1,902,922
  Class R2                                154,530         1,939,930          69,563           876,421
  Class R3                              1,326,433        16,600,580         494,177         6,240,095
  Class R4                              2,723,261        33,957,766         332,889         4,191,448
  Class R5                              5,484,594        69,183,472             221             2,815
  Class 529A (c)                          (40,235)         (513,182)          3,336            40,998
  Class 529B (c)                          (13,663)         (173,816)             (7)             (461)
  Class 529C (c)                          (23,208)         (293,373)         (1,941)          (24,717)
-----------------------------------------------------------------------------------------------------
                                       (2,872,458)     $(34,861,439)     (1,869,089)     $(22,657,557)

(c) Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended April 30, 2007, the fund's commitment fee and interest expense were $5,068 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IX and the Shareholders of MFS Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Bond Fund (one of the portfolios comprising MFS Series Trust IX (the "Trust")) as of April 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Bond Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 13, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS DURING
                              POSITION(S) HELD     TRUSTEE/OFFICER           THE PAST FIVE YEARS &
NAME, DATE OF BIRTH              WITH FUND             SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------         -------------------    ---------------    ----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                February 2004      Massachusetts Financial Services
(born 10/20/63)                                                       Company, Chief Executive Officer,
                                                                      President, Chief Investment
                                                                      Officer and Director

Robert C. Pozen(k)          Trustee                February 2004      Massachusetts Financial Services
(born 8/08/46)                                                        Company, Chairman (since February
                                                                      2004); MIT Sloan School
                                                                      (education), Senior Lecturer
                                                                      (since 2006); Secretary of
                                                                      Economic Affairs, The Commonwealth
                                                                      of Massachusetts (January 2002 to
                                                                      December 2002); Fidelity
                                                                      Investments, Vice Chairman (June
                                                                      2000 to December 2001); Fidelity
                                                                      Management & Research Company
                                                                      (investment adviser), President
                                                                      (March 1997 to July 2001); Bell
                                                                      Canada Enterprises
                                                                      (telecommunications), Director;
                                                                      Medtronic, Inc. (medical
                                                                      technology), Director; Telesat
                                                                      (satellite communications),
                                                                      Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair      February 1992      Private investor; Eastern
(born 5/01/36)              of Trustees                               Enterprises (diversified services
                                                                      company), Chairman, Trustee and
                                                                      Chief Executive Officer (until
                                                                      November 2000)

Robert E. Butler(n)         Trustee                January 2006       Consultant - regulatory and
(born 11/29/41)                                                       compliance matters (since July
                                                                      2002); PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (November 2000 until June
                                                                      2002)

Lawrence H. Cohn, M.D.      Trustee                August 1993        Brigham and Women's Hospital,
(born 3/11/37)                                                        Chief of Cardiac Surgery (2005);
                                                                      Harvard Medical School, Professor
                                                                      of Cardiac Surgery; Physician
                                                                      Director of Medical Device
                                                                      Technology for Partners HealthCare

David H. Gunning            Trustee                January 2004       Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                        products and service provider),
                                                                      Vice Chairman/Director (since
                                                                      April 2001); Portman Limited
                                                                      (mining), Director (since 2005);
                                                                      Encinitos Ventures (private
                                                                      investment company), Principal
                                                                      (1997 to April 2001); Lincoln
                                                                      Electric Holdings, Inc. (welding
                                                                      equipment manufacturer), Director

William R. Gutow            Trustee                December 1993      Private investor and real estate
(born 9/27/41)                                                        consultant; Capitol Entertainment
                                                                      Management Company (video
                                                                      franchise), Vice Chairman;
                                                                      Atlantic Coast Tan (tanning
                                                                      salons), Vice Chairman (since
                                                                      2002)

Michael Hegarty             Trustee                December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                       services and insurance), Vice
                                                                      Chairman and Chief Operating
                                                                      Officer (until May 2001); The
                                                                      Equitable Life Assurance Society
                                                                      (insurance), President and Chief
                                                                      Operating Officer (until May 2001)

Lawrence T. Perera          Trustee                July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                        Partner

J. Dale Sherratt            Trustee                August 1993        Insight Resources, Inc.
(born 9/23/38)                                                        (acquisition planning
                                                                      specialists), President; Wellfleet
                                                                      Investments (investor in health
                                                                      care companies), Managing General
                                                                      Partner (since 1993); Cambridge
                                                                      Nutraceuticals (professional
                                                                      nutritional products), Chief
                                                                      Executive Officer (until May 2001)

Laurie J. Thomsen           Trustee                March 2005         Private investor; Prism Venture
(born 8/05/57)                                                        Partners (venture capital), Co-
                                                                      founder and General Partner (until
                                                                      June 2004); St. Paul Travelers
                                                                      Companies (commercial property
                                                                      liability insurance), Director

Robert W. Uek               Trustee                January 2006       Retired (since 1999);
(born 5/18/41)                                                        PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 1999); Consultant
                                                                      to investment company industry
                                                                      (since 2000); TT International
                                                                      Funds (mutual fund complex),
                                                                      Trustee (2000 until 2005);
                                                                      Hillview Investment Trust II Funds
                                                                      (mutual fund complex), Trustee
                                                                      (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President              November 2005      Massachusetts Financial Services
(born 12/01/58)                                                       Company, Executive Vice President
                                                                      and Chief Regulatory Officer
                                                                      (since March 2004); Fidelity
                                                                      Management & Research Company,
                                                                      Vice President (prior to March
                                                                      2004); Fidelity Group of Funds,
                                                                      President and Treasurer (prior to
                                                                      March 2004)

Tracy Atkinson(k)           Treasurer              September 2005     Massachusetts Financial Services
(born 12/30/64)                                                       Company, Senior Vice President
                                                                      (since September 2004);
                                                                      PricewaterhouseCoopers LLP,
                                                                      Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary    July 2005          Massachusetts Financial Services
(born 1/18/74)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since April 2003);
                                                                      Kirkpatrick & Lockhart LLP (law
                                                                      firm), Associate (prior to April
                                                                      2003)

Ethan D. Corey(k)           Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/21/63)             and Assistant Clerk                       Company, Special Counsel (since
                                                                      December 2004); Dechert LLP (law
                                                                      firm), Counsel (prior to December
                                                                      2004)

David L. DiLorenzo(k)       Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 8/10/68)                                                        Company, Vice President (since
                                                                      June 2005); JP Morgan Investor
                                                                      Services, Vice President (prior to
                                                                      June 2005)

Timothy M. Fagan(k)         Assistant Secretary    September 2005     Massachusetts Financial Services
(born 7/10/68)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since September 2005);
                                                                      John Hancock Advisers, LLC, Vice
                                                                      President and Chief Compliance
                                                                      Officer (September 2004 to August
                                                                      2005), Senior Attorney (prior to
                                                                      September 2004); John Hancock
                                                                      Group of Funds, Vice President and
                                                                      Chief Compliance Officer
                                                                      (September 2004 to December 2004)

Mark D. Fischer(k)          Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 10/27/70)                                                       Company, Vice President (since May
                                                                      2005); JP Morgan Investment
                                                                      Management Company, Vice President
                                                                      (prior to May 2005)

Brian E. Langenfeld(k)      Assistant Secretary    June 2006          Massachusetts Financial Services
(born 3/07/73)              and Assistant Clerk                       Company, Assistant Vice President
                                                                      and Counsel (since May 2006); John
                                                                      Hancock Advisers, LLC, Assistant
                                                                      Vice President and Counsel (May
                                                                      2005 to April 2006); John Hancock
                                                                      Advisers, LLC, Attorney and
                                                                      Assistant Secretary (prior to May
                                                                      2005)

Ellen Moynihan(k)           Assistant Treasurer    April 1997         Massachusetts Financial Services
(born 11/13/57)                                                       Company, Senior Vice President

Susan S. Newton(k)          Assistant Secretary    May 2005           Massachusetts Financial Services
(born 3/07/50)              and Assistant Clerk                       Company, Senior Vice President and
                                                                      Associate General Counsel (since
                                                                      April 2005); John Hancock
                                                                      Advisers, LLC, Senior Vice
                                                                      President, Secretary and Chief
                                                                      Legal Officer (prior to April
                                                                      2005); John Hancock Group of
                                                                      Funds, Senior Vice President,
                                                                      Secretary and Chief Legal Officer
                                                                      (prior to April 2005)

Susan A. Pereira(k)         Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/05/70)             and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since June 2004); Bingham
                                                                      McCutchen LLP (law firm),
                                                                      Associate (prior to June 2004)

Mark N. Polebaum(k)         Secretary and Clerk    January 2006       Massachusetts Financial Services
(born 5/01/52)                                                        Company, Executive Vice President,
                                                                      General Counsel and Secretary
                                                                      (since January 2006); Wilmer
                                                                      Cutler Pickering Hale and Dorr LLP
                                                                      (law firm), Partner (prior to
                                                                      January 2006)

Frank L. Tarantino          Independent Chief      June 2004          Tarantino LLC (provider of
(born 3/07/44)              Compliance Officer                        compliance services), Principal
                                                                      (since June 2004); CRA Business
                                                                      Strategies Group (consulting
                                                                      services), Executive Vice
                                                                      President (April 2003 to June
                                                                      2004); David L. Babson & Co.
                                                                      (investment adviser), Managing
                                                                      Director, Chief Administrative
                                                                      Officer and Director (prior to
                                                                      March 2003)

James O. Yost(k)            Assistant Treasurer    September 1990     Massachusetts Financial Services
(born 6/12/60)                                                        Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                              CUSTODIAN
Massachusetts Financial Services Company        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                     Effective May 1, 2007, the custodian changed to:
MFS Fund Distributors, Inc.                     JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741      One Chase Manhattan Plaza
                                                New York, NY 10081
PORTFOLIO MANAGERS
Richard Hawkins                                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Robert Persons                                  Deloitte & Touche LLP
                                                200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
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and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                                   MFS(R) LIMITED MATURITY FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
MANAGEMENT REVIEW                                            3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          4
--------------------------------------------------------------
EXPENSE TABLE                                                7
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                     9
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         19
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     22
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         23
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        24
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               32
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     46
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       47
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               53
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       53
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              53
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     53
--------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                       54
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        4/30/07
                                                                        MQL-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTOLIO STRUCTURE(i)

              Bonds                                      87.0%
              Cash & Other Net Assets                    13.0%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                      47.8%
              ------------------------------------------------
              Mortgage-Backed Securities                 17.0%
              ------------------------------------------------
              U.S. Government Agencies                    8.4%
              ------------------------------------------------
              Asset-Backed Securities                     7.3%
              ------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                  7.3%
              ------------------------------------------------
              Non-U.S. Government Bonds                   3.6%
              ------------------------------------------------
              Emerging Market Bonds                       3.1%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      2.3%
              ------------------------------------------------
              High Yield Corporates                       0.8%
              ------------------------------------------------
              U.S. Treasury Securities                 (10.6)%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        45.5%
              ------------------------------------------------
              AA                                          6.9%
              ------------------------------------------------
              A                                          16.1%
              ------------------------------------------------
              BBB                                        29.9%
              ------------------------------------------------
              BB                                          0.7%
              ------------------------------------------------
              B                                           0.5%
              ------------------------------------------------
              Not Rated                                   0.4%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      1.6
              ------------------------------------------------
              Average Life (i)(m)                      2.5 yrs
              ------------------------------------------------
              Average Maturity (i)(m)                 10.5 yrs
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    A+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable, which may result in the investment in a sector of less than 0%.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 04/30/07.

Percentages are based on net assets as of 04/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended April 30, 2007, Class A shares of the MFS Limited Maturity Fund provided a total return of 5.65%, at net asset value. This compares with a return of 5.33% for the fund's benchmark, the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index.

CONTRIBUTORS TO PERFORMANCE

The portfolio benefited from underweighting U.S. Treasury securities and overweighting corporate bonds as the credit sector outperformed both Treasuries and the benchmark. An overweighted position in the financial services sector was particularly favorable. The portfolio's allocation to corporate bonds also boosted the yield of the portfolio, compared with that of the benchmark, as corporate securities generated higher income than Treasuries.

DETRACTORS FROM PERFORMANCE

The portfolio's holdings in U.S. Treasury and government agency securities held back relative performance as these bonds typically underperformed the broad benchmark during the reporting period. Positioning in mortgage-backed securities also dampened investment results.

Respectfully,

James Calmas
Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                             MFS Limited         Lehman Brothers
                              Maturity             1-3 Year U.S.
                                Fund             Government/Credit
                             - Class A              Bond Index
        4/97                  $ 9,750                $10,000
        4/98                   10,332                 10,717
        4/99                   10,772                 11,364
        4/00                   11,064                 11,769
        4/01                   12,123                 12,949
        4/02                   12,793                 13,800
        4/03                   13,506                 14,681
        4/04                   13,722                 14,926
        4/05                   13,933                 15,140
        4/06                   14,256                 15,480
        4/07                   15,062                 16,306

TOTAL RETURNS THROUGH 4/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        5-yr       10-yr
-------------------------------------------------------------------------
        A                 2/26/92             5.65%      3.32%      4.44%
-------------------------------------------------------------------------
        B                 9/07/93             4.70%      2.52%      3.62%
-------------------------------------------------------------------------
        C                 7/01/94             4.60%      2.44%      3.53%
-------------------------------------------------------------------------
        I                 1/02/97             5.65%      3.44%      4.56%
-------------------------------------------------------------------------
        R                12/31/02             5.23%      3.09%      4.33%
-------------------------------------------------------------------------
       R1                 4/01/05             4.66%      2.43%      3.57%
-------------------------------------------------------------------------
       R2                 4/01/05             5.03%      2.58%      3.64%
-------------------------------------------------------------------------
       R3                10/31/03             5.07%      2.72%      3.72%
-------------------------------------------------------------------------
       R4                 4/01/05             5.39%      3.21%      4.39%
-------------------------------------------------------------------------
       R5                 4/01/05             5.71%      3.34%      4.46%
-------------------------------------------------------------------------
      529A                7/31/02             5.12%      2.96%      4.26%
-------------------------------------------------------------------------
      529B                7/31/02             4.47%      2.25%      3.48%
-------------------------------------------------------------------------
      529C                7/31/02             4.34%      2.22%      3.42%
-------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
-------------------------------------------------------------------------
Lehman Brothers 1-3 Year U.S.
Government/Credit Bond Index (f)              5.33%      3.39%      5.01%
-------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
-------------------------------------------------------------------------
        A                                     3.01%      2.80%      4.18%
With Initial Sales Charge (2.50%)
-------------------------------------------------------------------------
        B                                     0.70%      2.18%      3.62%
With CDSC (Declining over six years
from 4% to 0%) (x)
-------------------------------------------------------------------------
        C                                     3.60%      2.44%      3.53%
With CDSC (1% for 12 months) (x)
-------------------------------------------------------------------------
      529A                                    2.49%      2.44%      4.00%
With Initial Sales Charge (2.50%)
-------------------------------------------------------------------------
      529B                                    0.47%      1.91%      3.48%
With CDSC (Declining over six years
from 4% to 0%) (x)
-------------------------------------------------------------------------
      529C                                    3.34%      2.22%      3.42%
With CDSC (1% for 12 months) (x)
-------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index - measures the short term investment-grade corporate and U.S. government fixed income markets. Securities in the index have a maturity from 1 year up to (but not including) 3 years.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders and certain other retirement plans. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for classes R, R4, R5 and 529A shares includes the performance of the fund's class A shares for periods prior to their offering. Performance for classes R1, R2, R3 and 529B shares includes the performance of the fund's class B shares for periods prior to their offering. Performance for class 529C shares includes the performance of the fund's class C shares for periods prior to their offering.

This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2006 through April 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value   11/01/06-
Class                       Ratio     11/01/06          4/30/07       4/30/07
--------------------------------------------------------------------------------
         Actual             0.63%    $1,000.00        $1,026.10        $3.16
    A    -----------------------------------------------------------------------
         Hypothetical (h)   0.63%    $1,000.00        $1,021.67        $3.16
--------------------------------------------------------------------------------
         Actual             1.40%    $1,000.00        $1,022.30        $7.02
    B    -----------------------------------------------------------------------
         Hypothetical (h)   1.40%    $1,000.00        $1,017.85        $7.00
--------------------------------------------------------------------------------
         Actual             1.48%    $1,000.00        $1,021.80        $7.42
    C    -----------------------------------------------------------------------
         Hypothetical (h)   1.48%    $1,000.00        $1,017.46        $7.40
--------------------------------------------------------------------------------
         Actual             0.48%    $1,000.00        $1,026.90        $2.41
    I    -----------------------------------------------------------------------
         Hypothetical (h)   0.48%    $1,000.00        $1,022.41        $2.41
--------------------------------------------------------------------------------
         Actual             0.88%    $1,000.00        $1,024.80        $4.42
    R    -----------------------------------------------------------------------
         Hypothetical (h)   0.88%    $1,000.00        $1,020.43        $4.41
--------------------------------------------------------------------------------
         Actual             1.58%    $1,000.00        $1,021.30        $7.92
   R1    -----------------------------------------------------------------------
         Hypothetical (h)   1.58%    $1,000.00        $1,016.96        $7.90
--------------------------------------------------------------------------------
         Actual             1.23%    $1,000.00        $1,023.10        $6.17
   R2    -----------------------------------------------------------------------
         Hypothetical (h)   1.23%    $1,000.00        $1,018.70        $6.16
--------------------------------------------------------------------------------
         Actual             1.03%    $1,000.00        $1,022.50        $5.17
   R3    -----------------------------------------------------------------------
         Hypothetical (h)   1.03%    $1,000.00        $1,019.69        $5.16
--------------------------------------------------------------------------------
         Actual             0.88%    $1,000.00        $1,024.80        $4.42
   R4    -----------------------------------------------------------------------
         Hypothetical (h)   0.88%    $1,000.00        $1,020.43        $4.41
--------------------------------------------------------------------------------
         Actual             0.58%    $1,000.00        $1,026.40        $2.91
   R5    -----------------------------------------------------------------------
         Hypothetical (h)   0.58%    $1,000.00        $1,021.92        $2.91
--------------------------------------------------------------------------------
         Actual             0.98%    $1,000.00        $1,022.70        $4.91
  529A   -----------------------------------------------------------------------
         Hypothetical (h)   0.98%    $1,000.00        $1,019.93        $4.91
--------------------------------------------------------------------------------
         Actual             1.60%    $1,000.00        $1,021.20        $8.02
  529B   -----------------------------------------------------------------------
         Hypothetical (h)   1.60%    $1,000.00        $1,016.86        $8.00
--------------------------------------------------------------------------------
         Actual             1.73%    $1,000.00        $1,020.50        $8.67
  529C   -----------------------------------------------------------------------
         Hypothetical (h)   1.73%    $1,000.00        $1,016.22        $8.65
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
4/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.0%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES/PAR          VALUE ($)
-----------------------------------------------------------------------------------------------------
Airlines - 0.1%
-----------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2010                                  $ 1,023,807       $    988,582
-----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 16.9%
-----------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.53%, 2035                       $ 1,226,795       $  1,227,071
Bayview Commercial Asset Trust, FRN, 5.63%, 2035 (n)                     2,764,936          2,771,716
Bayview Commercial Asset Trust, FRN, 5.59%, 2036 (z)                     2,111,044          2,115,236
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)               10,412,626            947,252
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036                   2,370,000          2,364,817
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                   2,325,000          2,317,612
Bayview Financial Revolving Mortgage Loan Trust, FRN,
6.12%, 2040 (z)                                                          1,402,996          1,402,993
Brascan Real Estate, FRN, 6.9581%, 2040 (z)                              1,526,000          1,516,539
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)            2,930,325          2,959,628
Commercial Mortgage Asset Trust, FRN, 1.1263%, 2032 (i)(n)              29,364,776          1,077,599
Commercial Mortgage Pass-Through Certificates, FRN,
5.51%, 2017 (n)                                                          3,400,000          3,400,789
Continental Airlines, Inc., FRN, 5.81%, 2011                             1,209,523          1,213,073
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                 1,298,963          1,291,246
Credit-Based Asset Servicing & Securitization LLC, FRN,
5.303%, 2035                                                             4,216,085          4,196,807
Credit-Based Asset Servicing & Securitization LLC, FRN,
5.731%, 2037                                                             4,000,000          3,995,000
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037        2,830,000          2,832,600
DEPFA Bank PLC, 3.625%, 2008                                             6,100,000          5,973,718
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                  1,629,101          1,632,761
E*TRADE RV & Marine Trust, 3.62%, 2018                                   3,411,000          3,312,159
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                386,484            394,583
Gramercy Real Estate CDO Ltd., FRN, 5.675%, 2035 (n)                     2,337,207          2,337,207
IKON Receivables Funding LLC, 3.27%, 2011                                  137,018            136,685
IMPAC CMB Trust, FRN, 5.96%, 2033                                          307,455            307,570
IMPAC CMB Trust, FRN, 5.96%, 2033                                          794,613            794,826
IMPAC CMB Trust, FRN, 5.69%, 2034                                        1,035,840          1,036,375
IMPAC CMB Trust, FRN, 5.78%, 2034                                        1,090,358          1,091,374
IMPAC Secured Assets Corp., FRN, 5.67%, 2036                             1,984,008          1,987,898
Interstar Millennium Trust, FRN, 5.555%, 2036                            1,825,714          1,828,655
JPMorgan Chase Commercial Mortgage Securities Corp.,
4.851%, 2042                                                             3,504,086          3,471,395
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.298%, 2047                                                             5,000,000          5,004,901
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.5103%, 2037                                                            5,000,000          5,030,733
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036                   3,700,000          3,686,775
Lehman Brothers Commercial Conduit Mortgage Trust,
6.48%, 2030                                                              2,298,059          2,303,428
Lehman Brothers Commercial Conduit Mortgage Trust, FRN,
0.7075%, 2035 (i)                                                       66,187,993            825,761
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                     2,078,089          2,041,325
Medallion Trust, FRN, 5.585%, 2031                                         213,460            213,573
Merrill Lynch Mortgage Investors, Inc., FRN, 6.9833%, 2030               2,180,000          2,192,147
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037                 3,360,000          3,348,911
Merrill Lynch/Countrywide Commercial Mortgage Trust,
5.878%, 2046                                                             4,970,000          5,084,812
Morgan Stanley Capital I, Inc., FRN, 1.1019%, 2031 (i)(n)               33,404,157            500,528
Mortgage Capital Funding, Inc., FRN, 0.806%, 2031 (i)                   19,057,954             95,265
Nationslink Funding Corp., 6.476%, 2030                                  1,638,410          1,649,492
Nationslink Funding Corp., FRN, 0.6851%, 2030 (i)                       26,881,830            317,071
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                    2,600,000          2,566,412
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                           726,612            719,150
Option One Mortgage Loan Trust, FRN, 5.611%, 2037                        1,990,000          1,988,977
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036          5,096,147          5,100,015
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                2,975,957          2,936,371
Putnam Structured Product Funding, CDO, FRN, 5.77%, 2008 (z)             1,403,390          1,405,495
RMAC PLC, FRN, 5.69%, 2035 (n)                                             744,640            745,384
RMAC PLC, FRN, 5.54%, 2036 (n)                                             600,601            600,695
Structured Asset Securities Corp., FRN, 4.67%, 2035                      1,856,951          1,838,405
Structured Asset Securities Corp., FRN, 5.56%, 2035 (n)                  3,474,607          3,477,254
Superannuation Members Home Loans Global Trust, FRN,
5.57%, 2029                                                                908,261            909,422
Thornburg Mortgage Securities Trust, FRN, 5.66%, 2043                    5,800,588          5,803,997
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                               1,219,231          1,218,808
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048                    6,000,000          6,005,756
Washington Mutual, Inc., FRN, 3.177%, 2033                                 172,686            172,033
                                                                                         ------------
                                                                                         $127,718,080
-----------------------------------------------------------------------------------------------------
Automotive - 1.9%
-----------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 5.89%, 2008               $ 1,700,000       $  1,708,677
DaimlerChrysler Services North America LLC, 4.75%, 2008                  2,050,000          2,040,191
Ford Motor Credit Co., 5.8%, 2009                                        3,785,000          3,721,870
Johnson Controls, Inc., 5.25%, 2011                                      7,050,000          7,067,562
                                                                                         ------------
                                                                                         $ 14,538,300
-----------------------------------------------------------------------------------------------------
Broadcasting - 0.9%
-----------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                $ 2,650,000       $  2,767,157
Clear Channel Communications, Inc., 4.625%, 2008                         2,350,000          2,325,626
Clear Channel Communications, Inc., 7.65%, 2010                          1,710,000          1,805,640
                                                                                         ------------
                                                                                         $  6,898,423
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.1%
-----------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                               $ 4,481,000       $  4,403,627
Goldman Sachs Group, Inc., 7.35%, 2009                                   3,900,000          4,103,490
Goldman Sachs Group, Inc., 5%, 2011                                        870,000            865,508
Lehman Brothers E-Capital Trust I, FRN, 6.14%, 2065                      2,524,000          2,553,382
Lehman Brothers Holdings, Inc., 3.95%, 2009                                300,000            292,740
Morgan Stanley, 5.625%, 2012                                             3,660,000          3,715,372
                                                                                         ------------
                                                                                         $ 15,934,119
-----------------------------------------------------------------------------------------------------
Building - 2.1%
-----------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                             $ 2,670,000       $  2,825,394
CRH America, Inc., 6.95%, 2012                                           2,250,000          2,392,378
Hanson PLC, 7.875%, 2010                                                 5,480,000          5,922,905
Lafarge S.A., 6.15%, 2011                                                4,410,000          4,554,767
                                                                                         ------------
                                                                                         $ 15,695,444
-----------------------------------------------------------------------------------------------------
Cable TV - 2.2%
-----------------------------------------------------------------------------------------------------
Comcast Corp., 5.45%, 2010                                             $ 5,100,000       $  5,152,678
Cox Communications, Inc., 4.625%, 2010                                   5,320,000          5,246,648
Time Warner Cable, Inc., 5.4%, 2012 (z)                                  2,900,000          2,908,053
Time Warner Entertainment Co. LP, 7.25%, 2008                            3,100,000          3,175,439
                                                                                         ------------
                                                                                         $ 16,482,818
-----------------------------------------------------------------------------------------------------
Chemicals - 0.7%
-----------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                        $ 5,005,000       $  5,003,438
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.3%
-----------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                     $ 4,272,000       $  4,232,334
Western Union Co., 5.4%, 2011                                            5,500,000          5,502,046
                                                                                         ------------
                                                                                         $  9,734,380
-----------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
-----------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                            $ 3,932,000       $  3,882,901
-----------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.8%
-----------------------------------------------------------------------------------------------------
Export-Import Banks of Korea, 4.125%, 2009 (n)                         $ 2,300,000       $  2,258,980
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)              3,570,000          3,979,529
                                                                                         ------------
                                                                                         $  6,238,509
-----------------------------------------------------------------------------------------------------
Energy - Independent - 0.5%
-----------------------------------------------------------------------------------------------------
EnCana Corp., 4.6%, 2009                                               $ 2,850,000       $  2,812,038
Ocean Energy, Inc., 4.375%, 2007                                         1,155,000          1,149,538
                                                                                         ------------
                                                                                         $  3,961,576
-----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
-----------------------------------------------------------------------------------------------------
TNK-BP Ltd., 6.875%, 2011 (n)                                          $ 2,060,000       $  2,119,740
-----------------------------------------------------------------------------------------------------
Entertainment - 0.3%
-----------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.5%, 2011                                          $ 2,000,000       $  2,016,208
-----------------------------------------------------------------------------------------------------
Financial Institutions - 4.2%
-----------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                          $ 2,957,000       $  2,913,627
Capital One Financial Corp., 5.7%, 2011                                  3,130,000          3,157,798
CIT Group, Inc., 5.6%, 2011                                              5,000,000          5,040,895
Countrywide Home Loans, Inc., 4.125%, 2009                               4,400,000          4,283,391
Countrywide Home Loans, Inc., 4%, 2011                                   3,000,000          2,849,055
General Motors Acceptance Corp., 5.625%, 2009                            3,360,000          3,312,782
International Lease Finance Corp., 5%, 2010                              2,341,000          2,335,658
International Lease Finance Corp., 5.3%, 2012                            3,340,000          3,348,509
ORIX Corp., 5.48%, 2011                                                  4,100,000          4,123,448
                                                                                         ------------
                                                                                         $ 31,365,163
-----------------------------------------------------------------------------------------------------
Food & Beverages - 2.9%
-----------------------------------------------------------------------------------------------------
Brown-Forman Corp., 5.2%, 2012                                         $ 3,420,000       $  3,409,600
Cadbury Schweppes PLC, 3.875%, 2008 (n)                                  4,790,000          4,696,221
Diageo Capital PLC, 5.125%, 2012                                         7,130,000          7,106,364
Kraft Foods, Inc., 4%, 2008                                              3,600,000          3,533,170
Miller Brewing Co., 4.25%, 2008 (n)                                      3,365,000          3,319,145
                                                                                         ------------
                                                                                         $ 22,064,500
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.3%
-----------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                 $ 2,240,000       $  2,282,262
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.3%
-----------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                            $ 2,600,000       $  2,577,908
-----------------------------------------------------------------------------------------------------
Industrial - 0.3%
-----------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                            $ 2,114,000       $  2,171,594
-----------------------------------------------------------------------------------------------------
Insurance - 1.2%
-----------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007 (n)                           $ 2,500,000       $  2,478,265
Hartford Financial Services Group, Inc., 4.7%, 2007                      1,750,000          1,745,408
John Hancock Global Funding II, 3.5%, 2009 (n)                           1,710,000          1,659,418
Prudential Insurance Co., 7.65%, 2007 (n)                                3,380,000          3,393,537
                                                                                         ------------
                                                                                         $  9,276,628
-----------------------------------------------------------------------------------------------------
Insurance - Health - 0.9%
-----------------------------------------------------------------------------------------------------
Aetna, Inc., 7.875%, 2011                                              $ 3,915,000       $  4,277,552
Aetna, Inc., 5.75%, 2011                                                 2,350,000          2,401,000
                                                                                         ------------
                                                                                         $  6,678,552
-----------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.9%
-----------------------------------------------------------------------------------------------------
Safeco Corp., 4.2%, 2008                                               $ 5,040,000       $  4,993,345
St. Paul Cos., 8.125%, 2010                                              1,910,000          2,064,013
                                                                                         ------------
                                                                                         $  7,057,358
-----------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 2.5%
-----------------------------------------------------------------------------------------------------
Eksportfinans A.S.A, 5.125%, 2011                                      $ 3,780,000       $  3,812,894
KfW Bankengruppe, 3.25%, 2007                                            6,400,000          6,371,725
KfW Bankengruppe, 4.875%, 2009                                           2,800,000          2,804,505
Landesbank Baden-Wurttemberg, 5.125%, 2007                               1,000,000            999,611
Province of Ontario, 5%, 2011                                            5,000,000          5,030,430
                                                                                         ------------
                                                                                         $ 19,019,165
-----------------------------------------------------------------------------------------------------
International Market Sovereign - 1.0%
-----------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                         $ 8,000,000       $  7,719,264
-----------------------------------------------------------------------------------------------------
Major Banks - 5.9%
-----------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2043                      $ 3,700,000       $  3,714,386
BANK ONE Corp., 7.875%, 2010                                             5,066,000          5,491,980
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049(n)                      5,324,000          5,509,195
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049                1,110,000          1,119,728
Popular North America, Inc., 3.875%, 2008                                3,000,000          2,938,686
Popular North America, Inc., 4.7%, 2009                                  2,950,000          2,914,739
Royal Bank of Scotland Group PLC, 9.118%, 2049                           5,727,000          6,322,356
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049(n)                    7,367,000          7,437,068
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                    2,250,000          2,283,525
Wachovia Corp., 6.4%, 2008                                               4,300,000          4,335,595
Wachovia Corp., 6.3%, 2008                                               2,770,000          2,799,096
                                                                                         ------------
                                                                                         $ 44,866,354
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.8%
-----------------------------------------------------------------------------------------------------
Cardinal Health, Inc., FRN, 5.6194%, 2009 (n)                          $ 2,800,000       $  2,800,470
Hospira, Inc., 5.55%, 2012                                               3,140,000          3,157,141
                                                                                         ------------
                                                                                         $  5,957,611
-----------------------------------------------------------------------------------------------------
Mortgage Backed - 16.9%
-----------------------------------------------------------------------------------------------------
Fannie Mae, 3.92%, 2008                                                $ 2,025,000       $  2,011,064
Fannie Mae, 5.5%, 2014 - 2019                                           13,391,681         13,446,806
Fannie Mae, 7%, 2015 - 2016                                              2,434,573          2,513,157
Fannie Mae, 4%, 2016                                                     3,427,382          3,359,069
Fannie Mae, 6.5%, 2016 - 2017                                            4,939,936          5,062,466
Fannie Mae, 6%, 2017                                                     6,044,361          6,149,952
Fannie Mae, 4.5%, 2018                                                   3,055,941          2,966,726
Fannie Mae, 5%, 2018                                                     5,898,828          5,829,983
Fannie Mae, FRN, 3.723%, 2033                                            3,521,212          3,532,782
Fannie Mae, FRN, 6.915%, 2033                                            1,196,700          1,222,919
Fannie Mae, FRN, 6.96%, 2033                                               510,896            518,890
Freddie Mac, 7.5%, 2015                                                    886,123            919,872
Freddie Mac, 6%, 2016 - 2017                                             5,243,561          5,336,888
Freddie Mac, 5.5%, 2017 - 2025                                          15,177,882         15,185,690
Freddie Mac, 5%, 2018 - 2025                                            45,490,621         45,176,149
Freddie Mac, 3%, 2021                                                    3,635,149          3,602,626
Freddie Mac, 4.5%, 2023                                                  1,212,399          1,203,387
Freddie Mac, FRN, 5.62%, 2026                                            4,108,842          4,116,814
Freddie Mac, FRN, 5.77%, 2031                                            4,722,262          4,708,848
Ginnie Mae, 7.5%, 2008 - 2011                                              235,056            242,575
Ginnie Mae, FRN, 5.5%, 2032                                                554,437            561,069
                                                                                         ------------
                                                                                         $127,667,732
-----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.2%
-----------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.75%, 2011                                  $ 4,500,000       $  4,875,188
Enterprise Products Partners LP, 4.95%, 2010                             3,800,000          3,772,952
Kinder Morgan Energy Partners LP, 5.35%, 2007                            4,380,000          4,376,772
Kinder Morgan Finance, 5.35%, 2011                                       3,264,000          3,240,604
                                                                                         ------------
                                                                                         $ 16,265,516
-----------------------------------------------------------------------------------------------------
Network & Telecom - 3.5%
-----------------------------------------------------------------------------------------------------
CenturyTel, Inc., 8.375%, 2010                                         $   150,000       $    164,284
GTE Corp., 7.51%, 2009                                                   2,200,000          2,287,967
SBC Communications, Inc., 4.125%, 2009                                   5,830,000          5,702,702
Telecom Italia Capital, 4%, 2008                                         4,100,000          4,025,425
Telecom Italia Capital, 4%, 2010                                         1,100,000          1,066,701
Telecom Italia Capital, 4.875%, 2010                                     2,227,000          2,198,804
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                      2,850,000          2,917,591
Telefonica Europe B.V., 7.75%, 2010                                      5,460,000          5,881,649
TELUS Corp., 7.5%, 2007                                                  2,000,000          2,003,146
                                                                                         ------------
                                                                                         $ 26,248,269
-----------------------------------------------------------------------------------------------------
Oil Services - 0.3%
-----------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                            $ 2,184,000       $  2,211,307
-----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 2.3%
-----------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN,
7.2549%, 2011 (n)                                                      $ 3,040,000       $  3,040,000
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012 (z)                  1,700,000          1,717,156
General American Transportation Corp., 6.75%, 2009                       1,500,000          1,533,855
Swedbank AB, FRN, 9%, 2049 (z)                                           5,470,000          5,982,003
Turanalem Finance B.V., 10%, 2007                                        2,725,000          2,732,003
VTB Capital, FRN, 6.1%, 2007 (n)                                         2,001,000          2,003,028
                                                                                         ------------
                                                                                         $ 17,008,045
-----------------------------------------------------------------------------------------------------
Real Estate - 2.6%
-----------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 4.62%, 2010                                  $ 3,790,000       $  3,724,342
PPF Funding, Inc., REIT, 5.35%, 2012 (z)                                 3,660,000          3,657,167
ProLogis, REIT, 5.5%, 2012                                               3,440,000          3,478,463
Simon Property Group LP, REIT, 7.125%, 2009                              1,900,000          1,956,757
Simon Property Group LP, REIT, 4.6%, 2010                                2,258,000          2,221,276
Vornado Realty Trust, REIT, 5.625%, 2007                                 4,800,000          4,798,786
                                                                                         ------------
                                                                                         $ 19,836,791
-----------------------------------------------------------------------------------------------------
Restaurants - 0.4%
-----------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                        $ 2,910,000       $  3,263,344
-----------------------------------------------------------------------------------------------------
Retailers - 1.3%
-----------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                           $ 1,510,000       $  1,509,243
Home Depot, Inc., 5.2%, 2011                                             2,240,000          2,243,669
J.C. Penney Corp., Inc., 8%, 2010                                        2,690,000          2,878,851
May Department Stores Co., 5.95%, 2008                                   2,937,000          2,964,614
                                                                                         ------------
                                                                                         $  9,596,377
-----------------------------------------------------------------------------------------------------
Supermarkets - 1.1%
-----------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                 $ 3,110,000       $  3,130,215
Safeway, Inc., 6.5%, 2008                                                2,650,000          2,693,288
Safeway, Inc., 4.95%, 2010                                                 984,000            973,150
Safeway, Inc., 6.5%, 2011                                                1,250,000          1,299,014
                                                                                         ------------
                                                                                         $  8,095,667
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.1%
-----------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                     $ 3,750,000       $  4,024,095
Vodafone Airtouch PLC, 7.75%, 2010                                       3,700,000          3,943,697
                                                                                         ------------
                                                                                         $  7,967,792
-----------------------------------------------------------------------------------------------------
Tobacco - 0.4%
-----------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                $ 3,040,000       $  3,165,856
-----------------------------------------------------------------------------------------------------
U.S. Government Agencies - 8.3%
-----------------------------------------------------------------------------------------------------
Fannie Mae, 3.25%, 2007                                                $ 5,000,000       $  4,946,585
Fannie Mae, 6.625%, 2007                                                 7,000,000          7,042,882
Fannie Mae, 4.25%, 2009                                                  6,500,000          6,430,197
Farmer Mac, 5.5%, 2011 (n)                                               2,600,000          2,656,248
Federal Home Loan Bank, 4.625%, 2008                                     7,400,000          7,369,838
Freddie Mac, 4.25%, 2009                                                15,000,000         14,816,820
Freddie Mac, 4.875%, 2009                                                8,000,000          7,998,040
Overseas Private Investment Corp., 0%, 2007                                801,573            864,801
Small Business Administration, 5.1%, 2016                                2,828,486          2,845,371
Small Business Administration, 5.37%, 2016                                 957,981            970,913
Small Business Administration, 5.46%, 2016                               2,858,311          2,900,784
Small Business Administration, 5.68%, 2016                               1,909,068          1,948,287
Small Business Administration, 5.94%, 2016                               1,963,446          2,018,069
                                                                                         ------------
                                                                                         $ 62,808,835
-----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 0.4%
-----------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008 (f)                                  $ 2,990,000       $  2,922,025
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.4%
-----------------------------------------------------------------------------------------------------
Dominion Resources, Inc., FRN, 5.687%, 2008                            $ 1,880,000       $  1,884,446
Empresa Nacional de Electricidad S.A., 8.5%, 2009                        2,325,000          2,455,807
Exelon Generation Co. LLC, 6.95%, 2011                                   4,700,000          4,953,640
FPL Group Capital, Inc., 5.551%, 2008                                    3,927,900          3,932,079
HQI Transelec Chile S.A., 7.875%, 2011                                   2,670,000          2,866,272
MidAmerican Energy Holdings Co., 4.625%, 2007                            4,140,000          4,125,075
MidAmerican Energy Holdings Co., 3.5%, 2008                              1,076,000          1,056,767
NiSource Finance Corp., 7.875%, 2010                                     1,850,000          2,007,359
Oncor Electric Delivery Co., 5%, 2007                                    3,826,000          3,818,030
Progress Energy, Inc., 7.1%, 2011                                          795,000            849,125
TXU Energy Co., 6.125%, 2008                                             1,425,000          1,432,334
Virginia Electric & Power Co., 4.1%, 2008                                4,100,000          4,024,125
                                                                                         ------------
                                                                                         $ 33,405,059
-----------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $739,067,948)                                              $732,711,492
-----------------------------------------------------------------------------------------------------

Short-Term Obligations - 2.2%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES/PAR          VALUE ($)
-----------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 5/01/07,
at Amortized Cost and Value (y)                                        $16,792,000       $ 16,792,000
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $755,859,948) (k)                                    $749,503,492
-----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.8%                                                       5,720,255
-----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                      $755,223,747
-----------------------------------------------------------------------------------------------------
FUTURES CONTRACTS OUTSTANDING AT 4/30/07
                                                                                           UNREALIZED
                                                                        EXPIRATION        APPRECIATION
DESCRIPTION                            CONTRACTS          VALUE            DATE          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 yr (Short)          788          $83,392,563        Jun-07           $(181,313)
SWAP AGREEMENTS AT 4/30/07
                                                                                            UNREALIZED
                   NOTIONAL                            CASH FLOWS         CASH FLOWS       APPRECIATION
EXPIRATION          AMOUNT        COUNTERPARTY         TO RECEIVE           TO PAY        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------
6/20/09       USD3,390,000       Goldman Sachs     1.35% (fixed rate)         (1)            $ 1,403
6/20/09       USD3,310,000       Goldman Sachs             (2)         1.3% (fixed rate)      (6,415)
                                                                                             -------
                                                                                             $(5,012)
                                                                                             =======

(1) Fund to pay notional amount upon a defined credit default event by Residential Capital Corp., 6.5%,
    4/17/13.
(2) Fund to receive notional amount upon a defined credit default event by GMAC, 6.875%, 8/28/12.

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $711,088,586 and 94.87% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
    $67,758,308, representing 9.0% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                    CURRENT
                                                      ACQUISITION    ACQUISITION     MARKET      TOTAL % OF
RESTRICTED SECURITIES                                    DATE           COST          VALUE      NET ASSETS
-----------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.59%, 2036        2/23/06       $2,111,044   $2,115,236
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036      5/16/06          935,552      947,252
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.12%, 2040                                 3/01/06        1,402,996    1,402,993
Bosphorus Financial Services Ltd., FRN,
7.16%, 2012                                             3/08/05        1,700,000    1,717,156
Brascan Real Estate, FRN, 6.9581%, 2040                 9/14/04        1,526,000    1,516,539
Brazilian Merchant Voucher Receivables
Ltd., 5.911%, 2011                                7/02/03 - 3/08/07    2,937,353    2,959,628
PPF Funding, Inc., REIT, 5.35%, 2012              4/04/07 - 4/12/07    3,650,014    3,657,167
Putnam Structured Product Funding, CDO,
FRN, 5.77%, 2008                                        9/23/03        1,403,390    1,405,495
Swedbank AB, FRN, 9%, 2049                              4/16/07        5,997,636    5,982,003
Time Warner Cable, Inc., 5.4%, 2012                     4/04/07        2,894,635    2,908,053
-----------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                       $24,611,522     3.3%
                                                                                  ====================

The following abbreviations are used in this report and are defined:

CDO  Collateralized Debt Obligation
FRN  Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $755,859,948)               $749,503,492
Cash                                                                       8,314
Receivable for fund shares sold                                          891,614
Interest receivable                                                    7,372,207
Unrealized appreciation on credit default swaps                            1,403
Other assets                                                              12,112
------------------------------------------------------------------------------------------------------
Total assets                                                                              $757,789,142
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $562,605
Payable for daily variation margin on open futures contracts             246,250
Payable for fund shares reacquired                                     1,317,313
Unrealized depreciation on credit default swaps                            6,415
Payable to affiliates
  Management fee                                                          20,623
  Shareholder servicing costs                                            150,964
  Distribution and service fees                                           41,754
  Administrative services fee                                              1,539
  Program manager fees                                                       253
  Retirement plan administration and services fees                            43
Payable for independent trustees' compensation                            16,651
Accrued expenses and other liabilities                                   200,985
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $2,565,395
------------------------------------------------------------------------------------------------------
Net assets                                                                                $755,223,747
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $867,713,779
Unrealized appreciation (depreciation) on investments                 (6,542,781)
Accumulated net realized gain (loss) on investments                 (106,241,025)
Undistributed net investment income                                      293,774
------------------------------------------------------------------------------------------------------
Net assets                                                                                $755,223,747
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  117,694,181
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $388,086,328
  Shares outstanding                                                  60,380,029
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $6.43
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per share)                                 $6.59
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $119,975,685
  Shares outstanding                                                  18,747,964
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.40
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $81,986,198
  Shares outstanding                                                  12,770,277
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.42
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $151,567,617
  Shares outstanding                                                  23,676,393
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.40
------------------------------------------------------------------------------------------------------

Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,230,106
  Shares outstanding                                                     346,771
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.43
------------------------------------------------------------------------------------------------------

Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $267,138
  Shares outstanding                                                      41,745
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.40
------------------------------------------------------------------------------------------------------

Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $175,564
  Shares outstanding                                                      27,445
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.40
------------------------------------------------------------------------------------------------------

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,154,090
  Shares outstanding                                                     179,673
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.42
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $494,239
  Shares outstanding                                                      76,920
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.43
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $54,339
  Shares outstanding                                                       8,455
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $6.43
------------------------------------------------------------------------------------------------------

Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,467,061
  Shares outstanding                                                     695,433
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $6.42
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per share)                                 $6.58
------------------------------------------------------------------------------------------------------

Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,046,297
  Shares outstanding                                                     163,681
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.39
------------------------------------------------------------------------------------------------------

Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $3,719,085
  Shares outstanding                                                     579,395
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $6.42
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and
Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 4/30/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
  Interest income                                                     $34,380,268
  Other                                                                    13,612
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $34,393,880
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,743,739
  Distribution and service fees                                         2,388,956
  Program manager fees                                                     16,726
  Shareholder servicing costs                                             982,260
  Administrative services fee                                             131,007
  Retirement plan administration and services fees                          3,588
  Independent trustees' compensation                                       21,689
  Custodian fee                                                           306,694
  Shareholder communications                                              101,008
  Auditing fees                                                            41,370
  Legal fees                                                               11,445
  Miscellaneous                                                           148,113
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $6,896,595
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (78,796)
  Reduction of expenses by investment adviser and distributor          (1,039,879)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $5,777,920
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $28,615,960
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $(2,274,487)
  Futures contracts                                                      (404,130)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    $(2,678,617)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $9,843,508
  Futures contracts                                                      (498,050)
  Swap transactions                                                        (5,012)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $9,340,446
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $6,661,829
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $35,277,789
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                           YEARS ENDED 4/30
                                                                ---------------------------------------
                                                                    2007                      2006
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                             $28,615,960               $26,222,108
Net realized gain (loss) on investments                            (2,678,617)               (3,997,679)
Net unrealized gain (loss) on investments                           9,340,446                (6,534,607)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $35,277,789               $15,689,822
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(16,547,169)             $(15,873,387)
  Class B                                                          (4,410,648)               (4,345,303)
  Class C                                                          (3,093,007)               (3,512,376)
  Class I                                                          (6,703,500)               (5,173,448)
  Class R                                                            (122,088)                 (109,634)
  Class R1                                                             (9,568)                   (3,298)
  Class R2                                                             (5,908)                   (2,348)
  Class R3                                                            (24,145)                   (8,623)
  Class R4                                                            (17,817)                   (3,428)
  Class R5                                                             (2,525)                   (2,135)
  Class 529A                                                         (147,483)                  (88,680)
  Class 529B                                                          (27,828)                  (21,532)
  Class 529C                                                          (94,533)                  (58,744)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(31,206,219)             $(29,202,936)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $83,674,840             $(151,457,311)
-------------------------------------------------------------------------------------------------------
Total change in net assets                                        $87,746,410             $(164,970,425)
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                            667,477,337               832,447,762
At end of period (including undistributed net investment
income of $293,774 and accumulated distributions in excess
of net investment income of $480,061)                            $755,223,747              $667,477,337
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                          YEARS ENDED 4/30
                                                    --------------------------------------------------------------------------
                                                      2007             2006             2005             2004             2003

Net asset value, beginning of period                 $6.38            $6.50            $6.68            $6.87            $6.84
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.28            $0.24            $0.22            $0.22            $0.27
  Net realized and unrealized gain (loss)
  on investments                                      0.07            (0.09)           (0.12)           (0.11)            0.10
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.35            $0.15            $0.10            $0.11            $0.37
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.30)          $(0.27)          $(0.28)          $(0.30)          $(0.34)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.43            $6.38            $6.50            $6.68            $6.87
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            5.65             2.32             1.54             1.60             5.58
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.80             0.82             0.80             0.82             0.80
Expenses after expense reductions (f)                 0.65             0.67             0.65             0.75             0.75
Net investment income                                 4.38             3.74             3.39             3.31             3.92
Portfolio turnover                                      33               25               35               43               53
Net assets at end of period (000 omitted)         $388,086         $345,689         $422,096         $509,115         $490,000
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                          YEARS ENDED 4/30
                                                    --------------------------------------------------------------------------
                                                      2007             2006             2005             2004             2003

Net asset value, beginning of period                 $6.36            $6.47            $6.66            $6.84            $6.81
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.23            $0.19            $0.17            $0.17            $0.21
  Net realized and unrealized gain (loss)
  on investments                                      0.06            (0.08)           (0.13)           (0.11)            0.11
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.29            $0.11            $0.04            $0.06            $0.32
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.25)          $(0.22)          $(0.23)          $(0.24)          $(0.29)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.40            $6.36            $6.47            $6.66            $6.84
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            4.70             1.69             0.60             0.95             4.76
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.57             1.59             1.57             1.61             1.59
Expenses after expense reductions (f)                 1.42             1.44             1.42             1.54             1.54
Net investment income                                 3.62             2.97             2.62             2.53             3.14
Portfolio turnover                                      33               25               35               43               53
Net assets at end of period (000 omitted)         $119,976         $103,406         $151,997         $198,356         $244,736
------------------------------------------------------------------------------------------------------------------------------

CLASS C                                                                          YEARS ENDED 4/30
                                                    --------------------------------------------------------------------------
                                                      2007             2006             2005             2004             2003
Net asset value, beginning of period                 $6.38            $6.49            $6.67            $6.86            $6.83
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.22            $0.19            $0.17            $0.17            $0.20
  Net realized and unrealized gain (loss)
  on investments                                      0.07            (0.09)           (0.13)           (0.12)            0.11
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.29            $0.10            $0.04            $0.05            $0.31
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.25)          $(0.21)          $(0.22)          $(0.24)          $(0.28)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.42            $6.38            $6.49            $6.67            $6.86
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                            4.60             1.61             0.67             0.73             4.68
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.66             1.67             1.65             1.67             1.65
Expenses after expense reductions (f)                 1.51             1.52             1.50             1.60             1.60
Net investment income                                 3.53             2.89             2.55             2.45             3.01
Portfolio turnover                                      33               25               35               43               53
Net assets at end of period (000 omitted)          $81,986          $81,144         $140,467         $209,163         $203,259
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                          YEARS ENDED 4/30
                                                    --------------------------------------------------------------------------
                                                      2007             2006             2005             2004             2003
Net asset value, beginning of period                 $6.36            $6.48            $6.66            $6.84            $6.82
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.29            $0.25            $0.23            $0.23            $0.25
  Net realized and unrealized gain (loss)
  on investments                                      0.06            (0.09)           (0.12)           (0.10)            0.12
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $0.35            $0.16            $0.11            $0.13            $0.37
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.31)          $(0.28)          $(0.29)          $(0.31)          $(0.35)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $6.40            $6.36            $6.48            $6.66            $6.84
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                               5.65             2.46             1.68             1.89             5.59
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                0.65             0.67             0.66             0.66             0.65
Expenses after expense reductions (f)                 0.50             0.52             0.51             0.59             0.60
Net investment income                                 4.51             3.90             3.53             3.45             3.81
Portfolio turnover                                      33               25               35               43               53
Net assets at end of period (000 omitted)         $151,568         $127,926         $110,059          $80,206          $29,075
------------------------------------------------------------------------------------------------------------------------------

CLASS R                                                                           YEARS ENDED 4/30
                                                    --------------------------------------------------------------------------
                                                         2007            2006            2005            2004         2003(i)
Net asset value, beginning of period                    $6.39           $6.50           $6.68           $6.87           $6.86
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.26           $0.23           $0.21           $0.21           $0.08
  Net realized and unrealized gain (loss)
  on investments                                         0.07           (0.09)          (0.13)          (0.12)           0.03
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.33           $0.14           $0.08           $0.09           $0.11
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.29)         $(0.25)         $(0.26)         $(0.28)         $(0.10)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $6.43           $6.39           $6.50           $6.68           $6.87
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                  5.23            2.22            1.28            1.34            1.65(n)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.16            1.17            1.17            1.17            1.15(a)
Expenses after expense reductions (f)                    0.91            0.92            0.92            1.00            1.00(a)
Net investment income                                    4.10            3.50            3.14            3.06            3.33(a)
Portfolio turnover                                         33              25              35              43              53
Net assets at end of period (000 omitted)              $2,230          $2,781          $2,649            $736             $85
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                                                YEARS ENDED 4/30
                                                                         -------------------------------------------
                                                                            2007              2006           2005(i)

Net asset value, beginning of period                                       $6.35             $6.47             $6.46
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.22             $0.18             $0.01
  Net realized and unrealized gain (loss) on investments                    0.07             (0.10)             0.02(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $0.29             $0.08             $0.03
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.24)           $(0.20)           $(0.02)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $6.40             $6.35             $6.47
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     4.66              1.30              0.39(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.84              1.87              2.07(a)
Expenses after expense reductions (f)                                       1.60              1.66              1.92(a)
Net investment income                                                       3.42              2.79              2.28(a)
Portfolio turnover                                                            33                25                35
Net assets at end of period (000 omitted)                                   $267              $123               $50
--------------------------------------------------------------------------------------------------------------------

CLASS R2                                                                                YEARS ENDED 4/30
                                                                          ------------------------------------------
                                                                            2007              2006           2005(i)
Net asset value, beginning of period                                       $6.35             $6.47             $6.46
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.24             $0.20             $0.01
  Net realized and unrealized gain (loss) on investments                    0.07             (0.10)             0.02(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $0.31             $0.10             $0.03
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.26)           $(0.22)           $(0.02)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $6.40             $6.35             $6.47
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     5.03              1.63              0.42(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.54              1.57              1.77(a)
Expenses after expense reductions (f)                                       1.25              1.32              1.62(a)
Net investment income                                                       3.77              3.16              2.65(a)
Portfolio turnover                                                            33                25                35
Net assets at end of period (000 omitted)                                   $176              $120               $50
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                                               YEARS ENDED 4/30
                                                               -------------------------------------------------------------
                                                                  2007              2006              2005           2004(i)

Net asset value, beginning of period                             $6.38             $6.50             $6.68             $6.77
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.25             $0.22             $0.19             $0.09
  Net realized and unrealized gain (loss) on investments          0.07             (0.10)            (0.12)            (0.05)
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.32             $0.12             $0.07             $0.04
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.28)           $(0.24)           $(0.25)           $(0.13)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $6.42             $6.38             $6.50             $6.68
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           5.07              1.87              1.03              0.58(n)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.38              1.41              1.42              1.38(a)
Expenses after expense reductions (f)                             1.05              1.09              1.17              1.21(a)
Net investment income                                             3.98              3.36              2.88              2.70(a)
Portfolio turnover                                                  33                25                35                43
Net assets at end of period (000 omitted)                       $1,154              $269              $156               $98
----------------------------------------------------------------------------------------------------------------------------

CLASS R4                                                                                       YEARS ENDED 4/30
                                                                                -------------------------------------------
                                                                                   2007              2006           2005(i)
Net asset value, beginning of period                                              $6.38             $6.50             $6.49
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.27             $0.22             $0.02
  Net realized and unrealized gain (loss) on investments                           0.07             (0.09)             0.01(g)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.34             $0.13             $0.03
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.29)           $(0.25)           $(0.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $6.43             $6.38             $6.50
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            5.39              2.06              0.46(n)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             1.05              1.07              1.27(a)
Expenses after expense reductions (f)                                              0.90              0.92              1.12(a)
Net investment income                                                              4.13              3.60              3.13(a)
Portfolio turnover                                                                   33                25                35
Net assets at end of period (000 omitted)                                          $494              $260               $50
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                                                       YEARS ENDED 4/30
                                                                                 ------------------------------------------
                                                                                   2007              2006           2005(i)

Net asset value, beginning of period                                              $6.38             $6.50             $6.49
---------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                       $0.28             $0.24             $0.02
  Net realized and unrealized gain (loss) on investments                           0.08             (0.09)             0.01(g)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                  $0.36             $0.15             $0.03
---------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                     $(0.31)           $(0.27)           $(0.02)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $6.43             $6.38             $6.50
---------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            5.71              2.37              0.48(n)
---------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                             0.76              0.77              0.97(a)
Expenses after expense reductions (f)                                              0.61              0.62              0.82(a)
Net investment income                                                              4.41              3.80              3.45(a)
Portfolio turnover                                                                   33                25                35
Net assets at end of period (000 omitted)                                           $54               $51               $50
---------------------------------------------------------------------------------------------------------------------------

CLASS 529A                                                                         YEARS ENDED 4/30
                                                       ----------------------------------------------------------------------
                                                         2007            2006            2005            2004         2003(i)
Net asset value, beginning of period                    $6.38           $6.50           $6.68           $6.87           $6.80
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.25           $0.22           $0.20           $0.20           $0.15
  Net realized and unrealized gain (loss)
  on investments                                         0.07           (0.09)          (0.12)          (0.11)           0.16
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.32           $0.13           $0.08           $0.09           $0.31
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.28)         $(0.25)         $(0.26)         $(0.28)         $(0.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $6.42           $6.38           $6.50           $6.68           $6.87
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               5.12            1.96            1.18            1.28            4.58(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.26            1.27            1.27            1.27            1.25(a)
Expenses after expense reductions (f)                    1.00            1.02            1.02            1.10            1.10(a)
Net investment income                                    4.02            3.41            3.03            2.97            3.23(a)
Portfolio turnover                                         33              25              35              43              53
Net assets at end of period (000 omitted)              $4,467          $2,868          $2,300          $1,651          $1,011
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B                                                                         YEARS ENDED 4/30
                                                       ----------------------------------------------------------------------
                                                         2007            2006            2005            2004         2003(i)
Net asset value, beginning of period                    $6.35           $6.47           $6.65           $6.83           $6.77
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.21           $0.17           $0.15           $0.15           $0.13
  Net realized and unrealized gain (loss)
  on investments                                         0.07           (0.09)          (0.12)          (0.10)           0.13
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.28           $0.08           $0.03           $0.05           $0.26
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.24)         $(0.20)         $(0.21)         $(0.23)         $(0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $6.39           $6.35           $6.47           $6.65           $6.83
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               4.47            1.26            0.48            0.68            3.90(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.78            1.86            1.84            1.89            1.90(a)
Expenses after expense reductions (f)                    1.63            1.71            1.69            1.82            1.85(a)
Net investment income                                    3.39            2.71            2.35            2.24            2.63(a)
Portfolio turnover                                         33              25              35              43              53
Net assets at end of period (000 omitted)              $1,046            $682            $704            $718            $524
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                                        YEARS ENDED 4/30
                                                       ----------------------------------------------------------------------
                                                         2007            2006            2005            2004         2003(i)

Net asset value, beginning of period                    $6.38           $6.49           $6.67           $6.86           $6.79
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.21           $0.17           $0.15           $0.15           $0.12
  Net realized and unrealized gain (loss)
  on investments                                         0.06           (0.08)          (0.12)          (0.11)           0.15
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.27           $0.09           $0.03           $0.04           $0.27
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.23)         $(0.20)         $(0.21)         $(0.23)         $(0.20)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $6.42           $6.38           $6.49           $6.67           $6.86
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                               4.34            1.35            0.42            0.52            4.00(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.90            1.92            1.91            1.92            1.90(a)
Expenses after expense reductions (f)                    1.75            1.77            1.76            1.85            1.85(a)
Net investment income                                    3.27            2.66            2.29            2.22            2.51(a)
Portfolio turnover                                         33              25              35              43              53
Net assets at end of period (000 omitted)              $3,719          $2,157          $1,820          $1,432            $734
-----------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002 (Class R),
    October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. The fund holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions declared to shareholders is as follows:

                                             4/30/07        4/30/06

          Ordinary income (including any
          short-term capital gains)      $31,206,219    $29,202,936

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2007

          Cost of investments                           $761,991,033
          ----------------------------------------------------------
          Gross appreciation                               1,294,714
          Gross depreciation                             (13,782,255)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(12,487,541)
          Undistributed ordinary income                   $3,140,705
          Capital loss carryforwards                     (94,527,086)
          Post-October capital loss deferral              (5,764,068)
          Other temporary differences                     (2,852,042)

As of April 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                 April 30, 2008                    $(9,838,280)
                 April 30, 2009                     (2,874,797)
                 April 30, 2011                    (18,880,791)
                 April 30, 2012                    (15,641,631)
                 April 30, 2013                    (18,655,874)
                 April 30, 2014                    (16,764,678)
                 April 30, 2015                    (11,871,035)
                 ----------------------------------------------
                                                  $(94,527,086)

The availability of a portion of the capital loss carryforwards, which were acquired on November 17, 2006 in connection with the MFS Government Limited Maturity Fund merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended April 30, 2007, this waiver amounted to $1,028,902 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended April 30, 2007 was equivalent to an annual effective rate of 0.25% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $18,713 and $831 for the year ended
April 30, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.15%            $522,547
Class B                             0.75%              0.25%              1.00%             0.92%           1,008,534
Class C                             0.75%              0.25%              1.00%             1.00%             793,791
Class R                             0.25%              0.25%              0.50%             0.40%              13,630
Class R1                            0.50%              0.25%              0.75%             0.75%               1,887
Class R2                            0.25%              0.25%              0.50%             0.50%                 712
Class R3                            0.25%              0.25%              0.50%             0.40%               2,750
Class R4                               --              0.25%              0.25%             0.25%                 984
Class 529A                          0.25%              0.25%              0.50%             0.25%              11,756
Class 529B                          0.75%              0.25%              1.00%             0.87%               6,454
Class 529C                          0.75%              0.25%              1.00%             1.00%              25,911
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $2,388,956

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended April
    30, 2007 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A service fee is currently being waived under a written waiver arrangement through September 1, 2007. For the year ended April 30, 2007, this waiver amounted to $3,359 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class B and Class 529B shares, assets attributable to such Class B and Class 529B shares are subject to the 0.25% annual Class B and Class 529B service fee. On assets attributable to all other Class B and
    Class 529B shares, 0.15% of the Class B and Class 529B service fee is currently in effect and the remaining portion of the Class B and Class 529B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class R and 0.10% of the Class R3 distribution fee is currently being waived under a written waiver arrangement through September 1, 2007. For the year ended April
    30, 2007, this waiver amounted to $3,276 and is reflected as a reduction of total expenses in the Statement of
    Operations.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2007, were as follows:

                                                          AMOUNT

              Class A                                     $2,248
              Class B                                   $271,815
              Class C                                     $6,244
              Class 529B                                     $77
              Class 529C                                     $15

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended April 30, 2007, were as follows:

                                                          AMOUNT

              Class 529A                                  $8,397
              Class 529B                                   1,851
              Class 529C                                   6,478
              --------------------------------------------------
              Total Program Manager Fees                 $16,726

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2007, the fee was $533,102 which equated to 0.0777% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $353,922. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended April 30, 2007 was equivalent to an annual effective rate of 0.0191% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended April 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                         BEGINNING OF
                                        PERIOD THROUGH     EFFECTIVE           ANNUAL            TOTAL
                                           3/31/07          4/01/07      EFFECTIVE RATE (g)     AMOUNT

Class R1                                    0.45%            0.35%             0.35%            $1,110
Class R2                                    0.40%            0.25%             0.25%               549
Class R3                                    0.25%            0.15%             0.15%             1,285
Class R4                                    0.15%            0.15%             0.15%               591
Class R5                                    0.10%            0.10%             0.10%                53
------------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                          $3,588

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1,
    2007, the annual retirement plan administration and services fee for Class R1, Class R2, and
    Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended April
    30, 2007, this waiver amounted to $881 and is reflected as a reduction of total expenses in the
    Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,552. This amount is included in independent trustees' compensation for the year ended April 30, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $14,175 at April 30, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2007, the fee paid to Tarantino LLC was $4,490. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,461, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES            SALES

U.S. government securities                        $3,386,945     $114,963,848
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)    $214,590,861     $213,914,626
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                     4/30/07                           4/30/06
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold

  Class A                                   13,531,277       $86,737,799      14,723,093       $94,861,584
  Class B                                      736,783         4,700,017       1,525,257         9,800,819
  Class C                                    1,351,585         8,643,594       1,369,519         8,819,201
  Class I                                    3,310,021        21,119,186       2,511,344        16,146,646
  Class R                                      158,472         1,014,921         126,373           816,389
  Class R1                                      80,630           513,766          16,339           105,229
  Class R2                                      23,216           148,048          10,830            69,168
  Class R3                                     279,121         1,788,949          36,787           237,196
  Class R4                                      99,424           637,345          34,080           217,885
  Class R5                                          28               178              --                --
  Class 529A                                   402,015         2,573,156         256,856         1,649,035
  Class 529B                                    66,856           427,510           8,098            51,802
  Class 529C                                   354,777         2,270,342         174,448         1,121,570
----------------------------------------------------------------------------------------------------------
                                            20,394,205      $130,574,811      20,793,024      $133,896,524

Shares issued in connection with
acquisition of MFS Government Limited
Maturity Fund

  Class A                                   18,443,722      $118,408,695              --               $--
  Class B                                   10,336,717        66,051,623              --                --
  Class C                                    4,527,797        29,023,181              --                --
  Class I                                       37,462           239,380              --                --
----------------------------------------------------------------------------------------------------------
                                            33,345,698      $213,722,879              --               $--

Shares issued to shareholders in
reinvestment of distributions

  Class A                                    2,020,990       $12,950,984       1,952,407       $12,571,053
  Class B                                      508,852         3,247,764         494,971         3,175,692
  Class C                                      277,501         1,776,509         281,857         1,814,463
  Class I                                    1,050,241         6,702,989         806,946         5,173,255
  Class R                                       15,996           102,533          14,859            95,726
  Class R1                                       1,495             9,538             510             3,267
  Class R2                                         919             5,860             367             2,348
  Class R3                                       3,748            24,030           1,331             8,550
  Class R4                                       2,776            17,793             532             3,413
  Class R5                                         394             2,524             332             2,135
  Class 529A                                    22,952           147,036          13,677            87,971
  Class 529B                                     4,344            27,686           3,350            21,448
  Class 529C                                    14,720            94,258           9,090            58,422
----------------------------------------------------------------------------------------------------------
                                             3,924,928       $25,109,504       3,580,229       $23,017,743

Shares reacquired

  Class A                                  (27,770,368)    $(177,667,009)    (27,456,168)    $(176,901,133)
  Class B                                   (9,098,848)      (58,042,032)     (9,231,319)      (59,248,303)
  Class C                                   (6,110,502)      (39,087,109)    (10,558,576)      (68,042,256)
  Class I                                     (840,119)       (5,348,739)       (196,823)       (1,259,758)
  Class R                                     (263,158)       (1,688,124)       (112,984)         (728,035)
  Class R1                                     (59,661)         (380,618)         (5,326)          (34,336)
  Class R2                                     (15,647)          (99,850)             --                --
  Class R3                                    (145,393)         (932,323)        (19,898)         (128,295)
  Class R4                                     (65,962)         (423,544)         (1,657)          (10,606)
  Class R5                                         (28)             (180)             --                --
  Class 529A                                  (179,085)       (1,146,475)       (175,003)       (1,127,743)
  Class 529B                                   (14,871)          (94,861)        (12,954)          (83,000)
  Class 529C                                  (128,447)         (821,490)       (125,531)         (808,113)
----------------------------------------------------------------------------------------------------------
                                           (44,692,089)    $(285,732,354)    (47,896,239)    $(308,371,578)

Net change

  Class A                                    6,225,621       $40,430,469     (10,780,668)     $(69,468,496)
  Class B                                    2,483,504        15,957,372      (7,211,091)      (46,271,792)
  Class C                                       46,381           356,175      (8,907,200)      (57,408,592)
  Class I                                    3,557,605        22,712,816       3,121,467        20,060,143
  Class R                                      (88,690)         (570,670)         28,248           184,080
  Class R1                                      22,464           142,686          11,523            74,160
  Class R2                                       8,488            54,058          11,197            71,516
  Class R3                                     137,476           880,656          18,220           117,451
  Class R4                                      36,238           231,594          32,955           210,692
  Class R5                                         394             2,522             332             2,135
  Class 529A                                   245,882         1,573,717          95,530           609,263
  Class 529B                                    56,329           360,335          (1,506)           (9,750)
  Class 529C                                   241,050         1,543,110          58,007           371,879
----------------------------------------------------------------------------------------------------------
                                            12,972,742       $83,674,840     (23,522,986)    $(151,457,311)

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund's prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund was the owner of record of approximately 19% of the value of outstanding voting shares. In addition, the MFS Lifetime 2010 Fund and the MFS Lifetime Retirement Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended April 30, 2007, the fund's commitment fee and interest expense were $2,416 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7) ACQUISITIONS

On November 20, 2006, the fund acquired all of the assets and liabilities of MFS Government Limited Maturity Fund as of the close of business on November 17, 2006. The acquisition was accomplished by a tax-free exchange of 33,345,698 shares of the fund (valued at $213,722,879) for all of the assets and liabilities of MFS Government Limited Maturity Fund. MFS Government Limited Maturity Fund then distributed the shares that it received from the fund to its shareholders. MFS Government Limited Maturity Fund's net assets on that date were $213,722,879, including $2,066,339 of unrealized depreciation, $5,943 of accumulated net investment loss, and $44,340,025 of accumulated net realized loss on investments. The aggregate net assets of the fund after the acquisition were $801,912,388.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust IX and the Shareholders of
MFS Limited Maturity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Limited Maturity Fund (one of the portfolios comprising MFS Series Trust IX (the "Trust")) as of April 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Limited Maturity Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 13, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); MIT Sloan School
                                                                          (education), Senior Lecturer
                                                                          (since 2006); Secretary of
                                                                          Economic Affairs, The Commonwealth
                                                                          of Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (November 2000 until June
                                                                          2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Chief of Cardiac Surgery (2005);
                                                                          Harvard Medical School, Professor
                                                                          of Cardiac Surgery; Physician
                                                                          Director of Medical Device
                                                                          Technology for Partners HealthCare

David H. Gunning                 Trustee              January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                            products and service provider),
                                                                          Vice Chairman/Director (since
                                                                          April 2001); Portman Limited
                                                                          (mining), Director (since 2005);
                                                                          Encinitos Ventures (private
                                                                          investment company), Principal
                                                                          (1997 to April 2001); Lincoln
                                                                          Electric Holdings, Inc. (welding
                                                                          equipment manufacturer), Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman;
                                                                          Atlantic Coast Tan (tanning
                                                                          salons), Vice Chairman (since
                                                                          2002)

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional    products),    Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          Private investor; Prism Venture
(born 8/05/57)                                                            Partners (venture capital), Co-
                                                                          founder and General Partner (until
                                                                          June 2004); St. Paul Travelers
                                                                          Companies (commercial property
                                                                          liability insurance), Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004); Fidelity
                                                                          Management & Research Company,
                                                                          Vice President (prior to March
                                                                          2004); Fidelity Group of Funds,
                                                                          President and Treasurer (prior to
                                                                          March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President and
                                                                          Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             Effective May 1, 2007, the custodian changed to:
MFS Fund Distributors, Inc.                             JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741              One Chase Manhattan Plaza
                                                        New York, NY 10081

PORTFOLIO MANAGER                                       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
James Calmas                                            Deloitte & Touche LLP
                                                        200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               ANNUAL REPORT

                                         MFS(R) MUNICIPAL LIMITED MATURITY FUND

LETTER FROM THE CEO                                              1
------------------------------------------------------------------
PORTFOLIO COMPOSITION                                            2
------------------------------------------------------------------
MANAGEMENT REVIEW                                                3
------------------------------------------------------------------
PERFORMANCE SUMMARY                                              5
------------------------------------------------------------------
EXPENSE TABLE                                                    7
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         9
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                             22
------------------------------------------------------------------
STATEMENT OF OPERATIONS                                         24
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                             25
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            26
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                   29
------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         39
------------------------------------------------------------------
TRUSTEES AND OFFICERS                                           40
------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   46
------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                           46
------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                  46
------------------------------------------------------------------
FEDERAL TAX INFORMATION                                         46
------------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                           47
------------------------------------------------------------------
CONTACT INFORMATION                                     BACK COVER
------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        4/30/07
                                                                        MTL-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                     100.0%

              TOP FIVE INDUSTRIES (i)

              Healthcare Revenue - Hospitals             13.1%
              ------------------------------------------------
              State & Local Agencies                     11.3%
              ------------------------------------------------
              General Obligations - General Purpose      10.6%
              ------------------------------------------------
              Utilities - Municipal Owned                 8.6%
              ------------------------------------------------
              Water & Sewer Utility Revenue               8.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        55.1%
              ------------------------------------------------
              AA                                         10.9%
              ------------------------------------------------
              A                                          17.2%
              ------------------------------------------------
              BBB                                        16.5%
              ------------------------------------------------
              BB                                          0.1%
              ------------------------------------------------
              Not Rated                                   0.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      3.7
              ------------------------------------------------
              Average Life (i)(m)                      4.9 yrs
              ------------------------------------------------
              Average Maturity (i)(m)                  7.3 yrs
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    AA
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 04/30/07.

Percentages are based on net assets as of 04/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended April 30, 2007, Class A shares of the MFS Municipal Limited Maturity Fund provided a total return of 3.83%, at net asset value. In comparison, the fund's benchmarks, the Lehman Brothers 3-Year Municipal Bond Index (3-Year Index) and the Lehman Brothers 5-Year Municipal Bond Index (5-Year Index), returned 3.97% and 4.21%, respectively.

FACTORS THAT AFFECTED PERFORMANCE

Relative to the 3-Year Index, the fund's longer duration(d) stance was a detractor from performance. In the area of credit quality, the fund's overweighted positioning in higher-quality "AAA"-rated(s) bonds also held back relative results as lower-quality bonds outperformed higher-quality bonds over the investment period.

On the positive side, positioning along the middle portion of the yield curve(y) (represented by bonds with durations of 4- to 8- years), helped performance relative to the 3-Year Index. Our overweighting in "BBB"-rated securities, which outperformed the overall benchmark, and strong security selection in the credit enhanced and general obligation sectors also boosted results.

Relative to the 5-Year Index, our positioning on the short end of the yield curve (represented by bonds with durations of 0- to 4- years) detracted from relative performance. Our underweighting in the transportation sector also held back results.

During the reporting period, security selection in the general obligation and credit enhanced sectors contributed to performance relative to the 5-Year Index.

Respectfully,

Geoffrey Schechter
Portfolio Manager

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5 year duration is likely to lose about 5.00% of its value.
(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.
(y) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type. A normal yield curve is upward sloping, with short term-rates lower than long term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                MFS Municipal            Lehman Brothers      Lehman Brothers
               Limited Maturity         5-Year Municipal      3-Year Municipal
                Fund - Class A            Bond Index             Bond Index
------------------------------------------------------------------------------
4/97                $ 9,750                  $10,000               $10,000
4/98                 10,239                   10,674                10,554
4/99                 10,716                   11,367                11,162
4/00                 10,756                   11,408                11,336
4/01                 11,551                   12,443                12,215
4/02                 12,176                   13,296                12,957
4/03                 12,959                   14,345                13,710
4/04                 13,134                   14,592                13,912
4/05                 13,456                   15,099                14,136
4/06                 13,644                   15,280                14,337
4/07                 14,166                   15,923                14,906

TOTAL RETURNS THROUGH 4/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

    Share class     Class inception date       1-yr       5-yr       10-yr
------------------------------------------------------------------------------
        A                  3/17/92             3.83%      3.07%      3.81%
    ----------------------------------------------------------------------
        B                  9/07/93             3.06%      2.29%      3.02%
    ----------------------------------------------------------------------
        C                  7/01/94             2.96%      2.23%      2.94%
------------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmarks

-----------------------------------------------------------------------------
   Lehman Brothers 5-Year Municipal
   Bond Index (f)                              4.21%      3.67%      4.76%
---------------------------------------------------------------------------
   Lehman Brothers 3-Year Municipal
   Bond Index (f)                              3.97%      2.84%      4.07%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-----------------------------------------------------------------------------
         A                                     1.24%      2.55%      3.54%
    With Initial Sales Charge (2.50%)
    ----------------------------------------------------------------------
         B                                    -0.94%      1.93%      3.02%
    With CDSC (Declining over six years
    from 4% to 0%) (x)
--------------------------------------------------------------------------
          C                                    1.96%      2.23%      2.94%
    With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITIONS

Lehman Brothers 3-Year Municipal Bond Index - a market-value-weighted index representative of the medium-term (2 to 4 years) tax-exempt bond market.

Lehman Brothers 5-Year Municipal Bond Index - a market-value-weighted index representative of the medium-term (4 to 6 years) tax-exempt bond market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2006 through April 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period(p)
Share                      Expense   Account Value   Account Value    11/01/06-
Class                       Ratio      11/01/06         4/30/07        4/30/07
--------------------------------------------------------------------------------
  A     Actual              0.67%      $1,000.00       $1,011.60        $3.34
        ------------------------------------------------------------------------
        Hypothetical (h)    0.67%      $1,000.00       $1,021.47        $3.36
--------------------------------------------------------------------------------
  B     Actual              1.44%      $1,000.00       $1,007.80        $7.17
        ------------------------------------------------------------------------
        Hypothetical (h)    1.44%      $1,000.00       $1,017.65        $7.20
--------------------------------------------------------------------------------
  C     Actual              1.53%      $1,000.00       $1,007.30        $7.61
        ------------------------------------------------------------------------
        Hypothetical (h)    1.53%      $1,000.00       $1,017.21        $7.65
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
4/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.6%
----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                                  SHARES/PAR      VALUE ($)
----------------------------------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 5.6%
----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Airport Rev., "A", FSA, 5.375%, 2015                                                       $1,000,000    $  1,080,950
Chicago, IL (O'Hare International Airport Rev.), "A-2", FSA, 5.25%, 2013                                 1,500,000       1,593,285
Cleveland, OH, Airport Systems Rev., "A", FSA, 5.5%, 2008                                                  250,000         252,865
Dallas Fort Worth, TX, International Airport, "A", AMBAC, 6%, 2013                                       1,000,000       1,112,790
Delaware River Port Authority Pennsylvania & New Jersey Refunding (Port District Project),
"A", FSA, 5.25%, 2009                                                                                      550,000         564,030
Long Beach, CA, Harbor Rev., "A", FGIC, 5%, 2015                                                         1,000,000       1,060,140
Massachusetts Port Authority Rev., "A", 5.25%, 2007                                                        375,000         375,712
Massachusetts Port Authority Rev., "A", 5.75%, 2010                                                        175,000         185,654
Minneapolis & St. Paul, MN, Metropolitan Airport, "D", FGIC, 5.25%, 2009                                   500,000         511,780
New York, NY, Industrial Development Agency (Terminal One Group Assn.), 5.5%, 2014                       1,000,000       1,080,830
Rhode Island Economic Development Corp. Airport Rev., "A", FGIC, 5%, 2012                                  750,000         784,268
Richland Lexington, SC, Columbia Metropolitan Airport Rev., "A", FSA, 5%, 2009                             200,000         204,110
                                                                                                                      ------------
                                                                                                                      $  8,806,414
----------------------------------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 10.5%
----------------------------------------------------------------------------------------------------------------------------------
Broward County, FL, "B", 5%, 2008                                                                       $  500,000    $    504,245
Columbus, OH, 5.25%, 2011                                                                                  705,000         743,049
Commonwealth of Massachusetts Consolidated Loan, "A", 6%, 2010 (c)                                         310,000         331,480
Commonwealth of Massachusetts Consolidated Loan, "A", 5%, 2016                                           1,000,000       1,074,930
Du Page County, IL (ARS Jail Project), 5%, 2009                                                            870,000         888,157
Hawkins County, TN, AMBAC, 4.5%, 2008                                                                      425,000         428,332
New York, NY, "A", 5.25%, 2012                                                                             265,000         282,636
New York, NY, "B", 5.75%, 2011                                                                             375,000         400,774
New York, NY, "C", 5.25%, 2009                                                                             250,000         257,985
New York, NY, "G", 5.5%, 2009                                                                              780,000         809,071
New York, NY, "K", 5%, 2010                                                                                370,000         383,168
New York, NY, "N", 5%, 2013                                                                              1,030,000       1,094,540
Oakland, CA, "A", FGIC, 5%, 2010                                                                           820,000         849,668
Pawtucket, RI, "A", AMBAC, 5%, 2009                                                                      1,000,000       1,024,410
Saraland, AL, Warrants, MBIA, 4.5%, 2009                                                                   865,000         875,735
St. Clair County, IL, FGIC, 5.625%, 2012                                                                   500,000         530,305
State of California, 5%, 2011                                                                            2,250,000       2,351,272
State of Hawaii, "CY", FSA, 5.25%, 2008                                                                    500,000         505,535
State of Tennessee, "A", FGIC, 5.25%, 2008                                                                 500,000         505,645
State of Washington, "B", FSA, 5%, 2008                                                                    500,000         504,180
State of Wisconsin, 5.125%, 2011                                                                           400,000         422,552
State of Wisconsin, "1", MBIA, 5%, 2017                                                                    500,000         533,385
Taylor, MI, Building Authority, AMBAC, 5.5%, 2010                                                          500,000         524,475
Titus County, TX, Hospital District, FGIC, 5%, 2013                                                        510,000         543,895
                                                                                                                      ------------
                                                                                                                      $ 16,369,424
----------------------------------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
Kauai County, HI, "A", FGIC, 6.25%, 2010 (c)                                                            $  375,000    $    404,554
New Orleans, LA, Certificate Indebtedness, FSA, 5.5%, 2010                                                 500,000         527,310
Oak Ridge, TN, AMBAC, 5%, 2012                                                                             300,000         313,182
Pittsburgh, PA, "N", FSA, 5.25%, 2015                                                                    1,000,000       1,098,880
State of Mississippi, ETM, 6.2%, 2008 (c)                                                                  415,000         422,740
                                                                                                                      ------------
                                                                                                                      $  2,766,666
----------------------------------------------------------------------------------------------------------------------------------
General Obligations - Schools - 7.6%
----------------------------------------------------------------------------------------------------------------------------------
Bastrop, TX, Independent School District Capital Appreciation, "N", PSF, 0%, 2020                       $1,000,000    $    548,100
Bloomington, MN, Independent School District, "B", 5.25%, 2010 (j)                                         500,000         519,620
Byron Center, MI, Public Schools, Q-SBLF, 5%, 2011                                                         600,000         627,354
Clackamas County, OR, School District, 6%, 2010 (c)                                                        315,000         336,319
Cook County, IL, Community Consolidated School, FSA, ETM, 0%, 2008 (c)                                     500,000         471,605
Deer Park, TX, Independent School District, PSF, 0%, 2009                                                1,000,000         933,930
DeSoto, TX, Independent School District School Building, "N", PSF, 0%, 2021                              3,860,000       1,986,433
Ennis, TX, Independent School District Capital Appreciation, "N", PSF, 0%, 2021                          2,865,000       1,475,532
Fayette County, GA, School District, FSA, 0% to 2010, 4.15% to 2014                                        710,000         619,290
Fayette County, GA, School District, FSA, 0% to 2010, 4.35% to 2016                                        355,000         310,391
Ferndale, MI, School District, Q-SBLF, 5.5%, 2013                                                        1,115,000       1,195,971
Florida Board of Education, Lottery Rev., "B", FGIC, 5.5%, 2010 (c)                                        150,000         159,544
Manistee, MI, Public Schools, FGIC, 5.15%, 2009 (c)                                                        100,000         102,821
Northside, TX, Independent School District, PSF, 5.5%, 2016                                                850,000         900,422
Norwin, PA, School District, FGIC, 6%, 2010 (c)                                                            250,000         265,012
Round Rock, TX, Independent School District, PSF, 6.5%, 2010 (c)                                           500,000         542,715
Round Rock, TX, Independent School District, PSF, 5.375%, 2012                                             570,000         612,853
Westerville, OH, City School District, MBIA, 5.5%, 2011 (c)                                                300,000         320,373
                                                                                                                      ------------
                                                                                                                      $ 11,928,285
----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 12.9%
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Catholic Healthcare West),
"I", 4.95%, 2026 (a)                                                                                    $3,000,000    $  3,150,990
Colorado Health Facilities Authority Rev. (Catholic Health Initiatives),
"A", ETM, 5%, 2008 (c)                                                                                     500,000         505,430
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2010                              550,000         562,298
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2011                              575,000         588,880
DCH Health Care Authority, AL, Facilities Rev., 4%, 2008                                                   500,000         500,930
Illinois Health Facilities Authority Rev. (Children's Memorial Hospital),
"A", AMBAC, 5.75%, 2009 (c)                                                                                250,000         263,180
Indiana Health Facility Financing Authority Rev. (Ascension Health), "F", 5.5%, 2008                       500,000         513,215
Indiana Health Facility Financing Authority Rev. (Holy Cross Health Systems Corp.),
MBIA, 5.375%, 2008                                                                                       1,000,000       1,024,020
Iowa Finance Authority Health Care Facilities (Genesis Medical Center), 6%, 2010                           210,000         222,088
Joplin, MO, Industrial Development Authority, Health Facilities Rev.
(Freeman Health Systems), 5.5%, 2013                                                                       700,000         746,620
Kent, MI, Hospital Finance Authority Rev. (Spectrum Health), "A", 5.25%, 2009                              750,000         767,077
Kentucky Economic Development Finance Authority (Norton Healthcare),
"A", ETM, 6.125%, 2010 (c)                                                                                  55,000          56,996
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare), "A", 6.125%, 2010         105,000         108,548
Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital Assn.), 5.5%, 2009                            1,000,000       1,023,250
Martin County, FL, Health Facilities Authority, Hospital Rev. (Martin Memorial Medical Center),
"B", 5.25%, 2008                                                                                           800,000         812,216
Massachusetts Health & Educational Facilities Authority Rev. (Baystate Medical Center),
"F", 5%, 2009                                                                                              235,000         238,638
Massachusetts Health & Educational Facilities Authority Rev. (Covenant Health System), 5%, 2007             40,000          40,036
Michigan Hospital Finance Authority Rev. (Genesys Health System), "A", ETM, 5.5%, 2007 (c)                 750,000         755,625
Mississippi Hospital Equipment & Facilities Authority Rev.
(Southwest Mississippi Regional Medical Center), 5%, 2014                                                  500,000         516,490
New Hampshire Health & Education Facilities (Covenant Health), 5%, 2014                                  1,030,000       1,065,834
New Hampshire Health & Education Facilities (Exeter Hospital), 4.6%, 2007                                  395,000         395,466
Oklahoma Development Finance Authority (Unity Health Center), 5%, 2013                                     875,000         915,959
Philadelphia, PA, Hospital & Higher Education (Children's Hospital), "E", MBIA, 5%, 2032 (a)               750,000         751,208
Rhode Island Health & Education Building, Hospital Financing (Lifespan Obligated Group), 5.75%, 2010       250,000         262,770
South Miami, FL, Health Facilities Baptist Authority, Hospital Rev.
(Baptist Health South Florida Group), 5%, 2021                                                             790,000         828,149
Springfield, TN, Health & Higher Educational Facilities Hospital Rev.
(Northcrest Medical Center), 5.25%, 2013                                                                   485,000         487,541
Steubenville, OH Hospital Rev. (Trinity Hospital), 5.75%, 2010                                             220,000         232,225
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Texas Health Resources),
5%, 2019                                                                                                   500,000         527,270
Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 5%, 2007                         500,000         500,445
Waco, TX, Health Facilities Development Corp. (Ascension Health), "A", 5.5%, 2009                          250,000         259,985
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2012              610,000         631,917
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 5.25%, 2013              645,000         670,858
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5%, 2007           260,000         260,593
                                                                                                                      ------------
                                                                                                                      $ 20,186,747
----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), "B", 3.75%, 2034 (a)                  $  735,000    $    729,186
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), "B-2", 4.75%, 2033                     $  330,000    $    330,056
Michigan Strategic Fund Ltd. Rev. (Dow Chemical Co.), 4.6%, 2014 (a)                                       350,000         351,890
                                                                                                                      ------------
                                                                                                                      $    681,946
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 2.1%
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority, Solid Waste Facilities Rev.
(Republic Services, Inc.), "A", 4.95%, 2012                                                             $  250,000    $    257,600
Michigan Solid Waste Disposal Rev. (Waste Management, Inc.), 4.5%, 2013                                  1,000,000       1,001,100
New Jersey Economic Development Authority (Waste Management, Inc.), "A", 5.3%, 2015 (a)                  1,000,000       1,049,230
Ohio Solid Waste Rev. (Republic Services, Inc.), 4.25%, 2033 (a)                                         1,000,000         983,510
                                                                                                                      ------------
                                                                                                                      $  3,291,440
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 1.5%
----------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Rev. (Anheuser Busch), 5.1%, 2012                               $  375,000    $    390,997
Fort Bend County, TX, Industrial Development (Frito Lay, Inc.), 3.5%, 2011                               1,000,000         994,060
Port Corpus Christi, TX, Nueces County General Rev. (Union Pacific Corp.), 5.35%, 2010                     610,000         615,649
Utah County, UT, Environmental Improvement Rev. (Marathon Oil), 5.05%, 2017 (a)                            300,000         315,591
                                                                                                                      ------------
                                                                                                                      $  2,316,297
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.1%
----------------------------------------------------------------------------------------------------------------------------------
Courtland, AL, Industrial Development Board Environmental
Improvement Rev. (International Paper Co.), "A", 5%, 2013                                               $  750,000    $    779,475
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
(Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)                                                           1,500,000       1,668,495
Erie County, PA, Industrial Development Authority, Pollution Control
(International Paper Co.), "A", 5.25%, 2010                                                                250,000         257,822
Erie County, PA, Industrial Development Authority, Pollution Control
(International Paper Co.), "A", 5.3%, 2012                                                                 570,000         596,254
                                                                                                                      ------------
                                                                                                                      $  3,302,046
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
George L. Smith II, GA, World Congress Center Authority Rev. (Domed Stadium), MBIA, 6%, 2011            $1,000,000    $  1,071,290
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 1.4%
----------------------------------------------------------------------------------------------------------------------------------
Dayton Montgomery County, OH, Port Dayton, "A", 4.75%, 2015                                             $  605,000    $    613,609
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                                                435,000         434,317
Illinois Development Finance Authority Rev. (Elgin School District), FSA, 0%, 2010                         500,000         451,160
Indiana Bond Bank Common School Fund, AMBAC, 5.75%, 2013                                                   685,000         710,831
                                                                                                                      ------------
                                                                                                                      $  2,209,917
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 0.4%
----------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Multi-family Housing, "II", 4.35%, 2007                        $  140,000    $    140,050
Philadelphia, PA, Housing Authority, "A", FSA, 5%, 2008                                                    500,000         510,090
                                                                                                                      ------------
                                                                                                                      $    650,140
----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.5%
----------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Public Parking Authority Rev., "A", FGIC, 5%, 2016                                      $  690,000    $    742,778
----------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, School Board, "N", AMBAC, 5.5%, 2009                                              $1,245,000    $  1,284,180
Spokane, WA, Public Facilities District Hotel, "A", MBIA, 5.75%, 2012                                      425,000         458,210
Wyandotte County-Kansas City, KS, Sales Tax Second Lien Area B, 4.75%, 2016                                695,000         718,262
                                                                                                                      ------------
                                                                                                                      $  2,460,652
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing Revenue - Local - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee County, KS, Mortgage Backed Securities, "B-4", GNMA, 4.25%, 2023                     $1,000,000    $    999,110
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.4%
----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 8.4%, 2021                                            $   25,000    $     25,672
Colorado Housing & Finance Authority Rev., Single Family Program, "A-3", 7.25%, 2010                        35,000          35,136
Colorado Housing & Finance Authority Rev., Single Family Program, "A-3", 6.3%, 2012                         50,000          51,430
Colorado Housing & Finance Authority Rev., Single Family Program, "B-3", 6.7%, 2016                         30,000          30,079
Massachusetts Housing Finance Agency, "A", MBIA, 5.35%, 2010                                               230,000         232,880
Missouri Housing Development Commission, Single Family Mortgage Rev.
(Home Loan Program), "B", GNMA, 6.05%, 2037                                                                525,000         567,430
New Hampshire Housing Finance Authority, Single Family Rev., Mortgage Acquisition,
"F", 3.7%, 2010                                                                                            415,000         409,186
Oklahoma Housing Finance Agency Single Family Rev., Mortgage Homeownership, GNMA, 7.6%, 2015                50,000          50,342
South Dakota Housing Development Authority, Homeownership Mortgage, "A", 4.15%, 2007                         5,000           5,000
South Dakota Housing Development Authority, Homeownership Mortgage, "D", 4.9%, 2008                        390,000         392,441
Tennessee Housing Development Agency (Homeownership Program), 5.65%, 2009                                1,885,000       1,948,279
                                                                                                                      ------------
                                                                                                                      $  3,747,875
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.1%
----------------------------------------------------------------------------------------------------------------------------------
Central Wayne County, MI, Sanitation Rev., "VII", 4.75%, 2007                                           $  500,000    $    499,745
Massachusetts Development Finance Agency, Resource Recovery Rev. (Semass Systems),
"B", MBIA, 5.625%, 2012                                                                                    400,000         431,248
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev.,
(American Ref-fuel), "C", 5.625%, 2024 (a)                                                                 300,000         315,777
Tacoma, WA, Solid Waste Utility Rev., AMBAC, 5%, 2010                                                      400,000         417,128
                                                                                                                      ------------
                                                                                                                      $  1,663,898
----------------------------------------------------------------------------------------------------------------------------------
State & Agency - Other - 1.8%
----------------------------------------------------------------------------------------------------------------------------------
Kentucky Property & Buildings Commerce Rev. (Project Number 69), "A", FSA, 5.5%, 2011                   $  500,000    $    534,820
New York Dormitory Authority Rev. (City University), MBIA, 5.25%, 2011                                   1,270,000       1,348,232
Puerto Rico Commonwealth Government Development Bank, "B", 5%, 2007                                      1,000,000       1,006,190
                                                                                                                      ------------
                                                                                                                      $  2,889,242
----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies - 11.1%
----------------------------------------------------------------------------------------------------------------------------------
Alabama Public School & College, "C", FSA, 4.5%, 2009                                                   $1,000,000    $  1,015,240
Allen County, IN (Jail Building Corp.), ETM, 5.75%, 2009 (c)                                               235,000         246,061
Columbia, SC, COP, Tourism Development Fee Pledge, "N", AMBAC, 5.25%, 2016                               1,000,000       1,079,130
Columbus, IN, Multi-School Building Corp., First Mortgage, FSA, 5%, 2010                                   725,000         748,664
District of Columbia, COP, AMBAC, 5.25%, 2008                                                            1,500,000       1,514,775
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B" Enhanced,
5.5%, 2007 (c)                                                                                           1,120,000       1,121,602
Hamilton Heights School Building Corp. First Mortgage, "N", FSA, 5%, 2014                                1,875,000       2,008,144
Hampton, VA, Museum Rev., 5%, 2014                                                                         760,000         797,666
New Jersey Economic Development Authority, "A", MBIA, 5%, 2009                                             500,000         513,775
New York Dormitory Authority Rev. (School Districts Financing Program), "A", MBIA, 5.25%, 2009           1,000,000       1,036,810
New York Tobacco Settlement Financing Corp., "A-1", 5.25%, 2012                                          1,000,000       1,001,250
New York Tobacco Settlement Financing Corp., "B-1", 5.25%, 2013                                          1,000,000       1,016,410
New York Urban Development Corp. Rev., "A", 5.125%, 2015                                                   675,000         725,760
North Lawrence, IN (First Mortgage), FSA, 5%, 2008                                                         500,000         504,185
Ohio Building Authority (Adult Correctional Building), "A", 5.75%, 2008                                    425,000         432,642
Ohio Building Authority (Adult Correctional Building), "A", FSA, 5%, 2009                                1,290,000       1,320,625
Ohio Building Authority (State Facilities Administration Building), "A", 5.375%, 2009 (c)                1,000,000       1,048,360
Oregon Department of Administrative Services, "A", AMBAC, 5.5%, 2008                                       500,000         508,660
Phoenix, AZ (Civic Improvement Corp.), AMBAC, 5.5%, 2007                                                   250,000         250,648
Suffolk County, NY, Judicial Facilities (John P. Cohalan Complex), AMBAC, 5.75%, 2011                      160,000         169,306
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2012                85,000          87,822
Virginia, MN, Housing & Redevelopment Authority, Healthcare Facility Lease Rev., 5.25%, 2013               215,000         222,796
                                                                                                                      ------------
                                                                                                                      $ 17,370,331
----------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
Connecticut Higher Education Supplemental Loan Authority Rev. (Family Education Loan Program),
"A", MBIA, 4.125%, 2013                                                                                 $  870,000    $    873,202
Massachusetts Educational Financing Authority, "E", AMBAC, 4.5%, 2009                                       85,000          85,400
                                                                                                                      ------------
                                                                                                                      $    958,602
----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.7%
----------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Excise Tax, "A", FSA, 5.25%, 2008                                             $  250,000    $    255,060
Harris County-Houston, TX (Sport Capital Appreciation), "N", MBIA, 0%, 2040 (a)                            600,000         561,222
New Jersey Economic Development Authority Rev., Cigarette Tax, 5.375%, 2015                              2,730,000       2,931,556
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, "A", 5%, 2013                       200,000         210,626
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, "A", 5%, 2014                       250,000         264,245
                                                                                                                      ------------
                                                                                                                      $  4,222,709
----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.3%
----------------------------------------------------------------------------------------------------------------------------------
Dyer, IN, Redevelopment Authority, Economic Development Lease Rent, CIFG, 5%, 2011                      $  570,000    $    592,771
Louisiana Citizens Property, "B", AMBAC, 5.25%, 2014                                                     1,000,000       1,080,840
Omaha, NE, Special Obligations (Riverfront Redevelopment), "A", 4.125%, 2008                               285,000         285,681
                                                                                                                      ------------
                                                                                                                      $  1,959,292
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 2.3%
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia Tobacco Settlement, Asset Backed Bonds, 5.2%, 2008                                 $  450,000    $    455,724
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A", 5%, 2008 (c)                      600,000         601,338
New Jersey Tobacco Settlement Financing Corp., 4.375%, 2008 (c)                                             80,000          80,174
New Jersey Tobacco Settlement Financing Corp., "1A", 4.5%, 2023                                          1,500,000       1,477,800
South Carolina Tobacco Settlement Authority Rev., "B", 6%, 2022                                            225,000         237,807
Virginia Tobacco Settlement Financing Corp., 5.25%, 2012 (c)                                               685,000         717,024
                                                                                                                      ------------
                                                                                                                      $  3,569,867
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 0.8%
----------------------------------------------------------------------------------------------------------------------------------
Colorado Department of Transportation Rev., AMBAC, 6%, 2008                                             $  235,000    $    240,952
Du Page County, IL, Transportation Rev., FSA, 5.5%, 2011                                                 1,000,000       1,060,000
                                                                                                                      ------------
                                                                                                                      $  1,300,952
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges - 2.7%
----------------------------------------------------------------------------------------------------------------------------------
Alabama Private Colleges (Tuskegee University), "N", ASSD GTY, 5%, 2015                                 $1,000,000    $  1,067,260
Illinois Educational Facilities Authority Rev. (Art Institute Chicago), "A", 4.3%, 2030 (a)                500,000         507,690
Massachusetts Development Finance Agency Rev. (Hampshire College), 5.15%, 2014                             150,000         154,081
Massachusetts Development Finance Agency Rev. (Massachusetts College of Pharmacy), "C", 5%, 2007           475,000         475,451
Massachusetts Development Finance Agency Rev. (Western New England College), ETM, 4%, 2008 (c)             295,000         294,652
Massachusetts Health & Educational (Massachusetts Institute of Technology), "K", 5.25%, 2012               375,000         402,427
Southeast Missouri State University, System Facilities Rev., MBIA, 5.625%, 2010                            250,000         263,440
Texas Public Finance Authority Rev., Southern University Financing Systems, MBIA, 5%, 2007                 500,000         503,205
University of Texas, Permanent University Fund, "A", 5%, 2009                                              580,000         595,248
                                                                                                                      ------------
                                                                                                                      $  4,263,454
----------------------------------------------------------------------------------------------------------------------------------
Universities - Dormitories - 0.7%
----------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., FGIC, 5.25%, 2029 (a)                                                $1,000,000    $  1,070,100
----------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
District of Columbia Rev. (Gonzaga College High School), FSA, 5%, 2012                                  $  390,000    $    398,947
New Hampshire Health & Education (Derryfield School), 6.5%, 2010                                           100,000         102,333
                                                                                                                      ------------
                                                                                                                      $    501,280
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 3.8%
----------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Poll (Southern California Edison Co.),
"A", XLCA, 4.1%, 2028 (a)                                                                               $  500,000    $    505,745
Chesapeake, VA, Industrial Development Authority Rev. (Virginia Electric & Power Co.), 5.25%, 2008         250,000         250,897
Clark County, NV, Pollution Control Rev. (Southern California Edison Co.), 3.25%, 2031 (a)                 500,000         492,905
Farmington, NM, Pollution Control Rev. (El Paso Electric Co.), "A", FGIC, 4%, 2032 (a)                     695,000         693,666
Farmington, NM, Pollution Control Rev. (Southern California Edison Co.), "A", FGIC, 3.55%, 2029 (a)        535,000         531,191
Hillsborough County, FL, Industrial Development Authority, Pollution Control Rev.
(Tampa Electric Co.), 4%, 2025 (a)                                                                         500,000         499,485
Jefferson County, AR, Pollution Control Rev. (Entergy Arkansas, Inc., Project), 4.6%, 2017                 820,000         827,913
Madison, WI, Industrial Development Rev. (Madison Gas & Electric Co.), "B", 4.875%, 2027 (a)               420,000         435,086
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Co.), AMBAC,
3.65%, 2027 (a)                                                                                          1,000,000         985,580
Peninsula Ports Authority, VA, Coal Terminal Rev. (Dominion Terminal Associates), 3.3%, 2033 (a)           775,000         766,669
                                                                                                                      ------------
                                                                                                                      $  5,989,137
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 8.5%
----------------------------------------------------------------------------------------------------------------------------------
California Department Water Resources, Power Supply Rev., "A", 5.5%, 2010                               $  600,000    $    631,044
Clallam County, WA, Public Utilities District, Electric Rev., FSA, 5%, 2008                                400,000         403,292
Clark County, WA, Public Utilities District 1, AMBAC, 5.25%, 2008                                        1,380,000       1,393,593
Cowlitz County, WA, Public Utilities District 1, AMBAC, ETM, 5.25%, 2008 (c)                               195,000         199,023
Cowlitz County, WA, Public Utilities District 1, Unrefunded, AMBAC, 5.25%, 2008                            305,000         311,015
Dalton, GA, Utilities Rev., FSA, 6%, 2012                                                                  500,000         548,345
Delaware Municipal Electric Corp., AMBAC, 5%, 2008                                                         500,000         507,525
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2012                                            560,000         592,542
Energy Northwest, Washington, Wind Project Rev., MBIA, 5%, 2013                                            280,000         298,763
Kissimmee, FL, Utility Authority Electric, AMBAC, 5%, 2011                                                 500,000         525,800
Long Island Power Authority, NY, Electric Systems Rev., "A", 5%, 2009                                    1,100,000       1,125,212
Lower Colorado River Authority, TX, Rev., "A", MBIA, ETM, 5%, 2011 (c)                                      30,000          31,448
Lower Colorado River Authority, TX, Rev., "F", FSA, 5.5%, 2008                                             600,000         610,596
Lower Colorado River Authority, TX, Rev., "N", MBIA, 5%, 2011                                              470,000         492,156
Massachusetts Development Finance Agency (Devens Electrical Systems), 5.125%, 2011                         135,000         136,172
Muscatine, IA, Electric Rev., "A", AMBAC, 5.5%, 2010                                                     1,000,000       1,044,390
North Carolina Eastern Municipal Power Agency, "A", 5.5%, 2010                                             750,000         779,625
North Carolina Municipal Power Agency, Catawba Electric Rev., "A", 5.5%, 2013                              500,000         534,755
Puerto Rico Electric Power Authority Revenue, MBIA, 5%, 2019                                               870,000         955,730
Salt River, AZ, Agricultural Improvement (Salt River), "A", 5%, 2011                                       500,000         522,565
South Carolina Public Service Authority, "A", FSA, 4.5%, 2008                                              500,000         502,695
Southern California Public Power Authority (San Juan), "A", FSA, 5.375%, 2012                              595,000         638,596
Tacoma, WA, Electric Systems Rev., "A", FSA, 5.5%, 2011                                                    500,000         530,000
                                                                                                                      ------------
                                                                                                                      $ 13,314,882
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Other - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
Edmond, OK, Public Works Authority, Sales Tax & Utility System Rev., AMBAC, 4.5%, 2008                  $  500,000    $    504,540
----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 8.0%
----------------------------------------------------------------------------------------------------------------------------------
Allentown, PA, Water Rev., Guaranteed, AMBAC, 5%, 2011                                                  $  925,000    $    974,682
Atlanta, GA, Water & Waste Rev., "A", FGIC, 5.5%, 2014                                                   1,235,000       1,350,596
Harrison County, MS, Wastewater Treatment Facilities, "A", FGIC, ETM, 5.5%, 2011 (c)                       400,000         425,368
Houston, TX, Utilities Systems Rev., MBIA, 5.25%, 2014                                                   1,485,000       1,616,779
Kansas, Development Finance Authority Rev., Water Pollution Control Revolving Fund, 5%, 2008               500,000         506,435
King County, WA, Sewer Rev., FGIC, 5.25%, 2012                                                             750,000         797,662
Luzerne County, PA, Industrial Development Authority, Water Facility Rev.
(Pennsylvania-American Water Co.), AMBAC, 3.6%, 2033 (a)                                                 1,000,000         987,860
Mississippi Development Bank Special Obligation, "N", AMBAC, 5%, 2015                                    1,000,000       1,081,250
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2013                    540,000         576,385
Philadelphia, PA, Water & Wastewater, FSA, 5.625%, 2008                                                    595,000         607,519
Phoenix, AZ, Civic Improvement Corp., FGIC, 4.5%, 2007                                                     200,000         200,202
Phoenix, AZ, Civic Improvement Corp., Wastewater Systems Rev., FGIC, 5.25%, 2009                           255,000         263,178
Seattle, WA, Water Systems Rev., "B", 5%, 2008                                                             475,000         481,660
Sebring, FL, Water & Wastewater, FGIC, 5.25%, 2013                                                         690,000         742,316
Truckee Meadows, NV, Water Authority, "A", FSA, 5.5%, 2011                                               1,000,000       1,067,580
Utah Water Finance Agency Rev., "A", AMBAC, 5%, 2012                                                       500,000         530,085
Wilsonville, OR, Water Systems Rev., MBIA, 5%, 2010                                                        300,000         311,592
                                                                                                                      ------------
                                                                                                                      $ 12,521,149
----------------------------------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS (IDENTIFIED COST, $152,789,791)                                                                 $154,359,648
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial Hospital),
4.02%, due 5/01/07                                                                                      $1,300,000    $  1,300,000
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical Center),
4.02%, due 5/01/07                                                                                         500,000         500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 4.06%, due 5/01/07                         200,000         200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C", 4.12%, due 5/01/07                    300,000         300,000
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "C", 3.93%, due 5/01/07       100,000         100,000
Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 3.92%, due 5/01/07                        100,000         100,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE DEMAND NOTES, AT IDENTIFIED COST                                                                  $  2,500,000
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $155,289,791) (k)                                                                 $156,859,648
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (0.2)%                                                                                   (271,822)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                                   $156,587,826
----------------------------------------------------------------------------------------------------------------------------------

(a) Mandatory put date is earlier than stated maturity date.
(c) Refunded bond.
(j) Crossover refunded bond.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $154,359,648 and 98.41% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $434,317 representing 0.3% of net assets.

The following abbreviations are used in this report and are defined:

BMA       Bond Market Assn.
COP       Certificate of Participation
ETM       Escrowed to Maturity

Insurers
-------------------------------------------------------------------------------------------------
AMBAC     AMBAC Indemnity Corp.
ASSD GTY  Assured Guaranty Insurance Co.
CIFG      CDC IXIS Financial Guaranty
FGIC      Financial Guaranty Insurance Co.
FSA       Financial Security Assurance Inc.
GNMA      Government National Mortgage Assn.
MBIA      MBIA Insurance Corp.
PSF       Permanent School Fund
Q-SBLF    Qualified School Board Loan Fund
XLCA      XL Capital Insurance Co.

SWAP AGREEMENTS AT 4/30/07
                                                                                    UNREALIZED
                  NOTIONAL                    CASH FLOWS         CASH FLOWS         APPRECIATION
EXPIRATION         AMOUNT     COUNTERPARTY    TO RECEIVE           TO PAY          (DEPRECIATION)
-------------------------------------------------------------------------------------------------

INTEREST RATE SWAPS

10/17/17    USD  3,500,000    Citigroup       7-Day BMA     3.714% (fixed rate)       $(8,804)
                                                                                      =======

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
----------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $155,289,791)                  $156,859,648
Cash                                                                         32,830
Receivable for investments sold                                             310,063
Receivable for fund shares sold                                             125,434
Interest receivable                                                       2,197,223
Other assets                                                                  2,728
----------------------------------------------------------------------------------------------------
Total assets                                                                            $159,527,926

LIABILITIES
----------------------------------------------------------------------------------------------------
Distributions payable                                                      $120,133
Payable for investments purchased                                         2,305,271
Payable for fund shares reacquired                                          351,103
Unrealized depreciation on interest rate swap agreements                      8,804
Payable to affiliates
  Management fee                                                              4,285
  Shareholder servicing costs                                                28,022
  Distribution and service fees                                              15,409
  Administrative services fee                                                   396
Payable for independent trustees' compensation                                8,978
Accrued expenses and other liabilities                                       97,699
----------------------------------------------------------------------------------------------------
Total liabilities                                                                         $2,940,100
----------------------------------------------------------------------------------------------------
Net assets                                                                              $156,587,826
----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
----------------------------------------------------------------------------------------------------
Paid-in capital                                                        $158,285,386
Unrealized appreciation (depreciation) on investments                     1,561,053
Accumulated net realized gain (loss) on investments                      (3,505,731)
Undistributed net investment income                                         247,118
----------------------------------------------------------------------------------------------------
Net assets                                                                              $156,587,826
----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 20,326,784
----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
----------------------------------------------------------------------------------------------------
  Net assets                                                           $116,561,570
  Shares outstanding                                                     15,130,238
----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $7.70
----------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per share)                               $7.90
----------------------------------------------------------------------------------------------------
Class B shares
----------------------------------------------------------------------------------------------------
  Net assets                                                            $15,392,738
  Shares outstanding                                                      2,000,970
----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $7.69
----------------------------------------------------------------------------------------------------
Class C shares
----------------------------------------------------------------------------------------------------
  Net assets                                                            $24,633,518
  Shares outstanding                                                      3,195,576
----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $7.71
----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 4/30/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------------
Income
  Interest                                                               $7,509,421
  Other                                                                       1,699
----------------------------------------------------------------------------------------------------
Total Investment Income                                                                   $7,511,120
----------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                           $708,567
  Distribution and service fees                                             667,088
  Shareholder servicing costs                                               236,569
  Administrative services fee                                                40,317
  Independent trustees' compensation                                          9,977
  Custodian fee                                                              80,615
  Shareholder communications                                                 25,409
  Auditing fees                                                              38,778
  Legal fees                                                                  3,286
  Miscellaneous                                                              97,952
----------------------------------------------------------------------------------------------------
Total expenses                                                                            $1,908,558
----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                      (17,848)
  Reduction of expenses by investment adviser                              (266,620)
----------------------------------------------------------------------------------------------------
Net expenses                                                                              $1,624,090
----------------------------------------------------------------------------------------------------
Net investment income                                                                     $5,887,030
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                 $(216,038)
  Swap transactions                                                        (266,263)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    $(482,301)
----------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                            $1,159,109
  Swap transactions                                                        (214,793)
----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $944,316
----------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $462,015
----------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $6,349,045
----------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                      YEARS ENDED 4/30
                                                               -----------------------------
                                                                       2007             2006
CHANGE IN NET ASSETS
FROM OPERATIONS
--------------------------------------------------------------------------------------------
Net investment income                                            $5,887,030       $6,845,630
Net realized gain (loss) on investments                            (482,301)        (515,263)
Net unrealized gain (loss) on investments                           944,316       (3,543,346)
--------------------------------------------------------------------------------------------
Change in net assets from operations                             $6,349,045       $2,787,021
--------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(4,142,886)     $(5,203,991)
  Class B                                                          (473,641)        (654,643)
  Class C                                                          (720,773)        (893,004)
--------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(5,337,300)     $(6,751,638)
--------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(53,503,666)    $(41,523,669)
--------------------------------------------------------------------------------------------
Total change in net assets                                     $(52,491,921)    $(45,488,286)
--------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------
At beginning of period                                          209,079,747      254,568,033
At end of period (including undistributed net investment
income of $247,118 and accumulated distributions in excess
of net investment income of $156,303)                          $156,587,826     $209,079,747
--------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                                  YEARS ENDED 4/30
                                                              ---------------------------------------------------------------------
                                                                  2007             2006           2005           2004          2003
Net asset value, beginning of period                             $7.66            $7.79          $7.83          $7.94         $7.69
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.27(z)         $0.24          $0.23          $0.22         $0.23
  Net realized and unrealized gain (loss) on investments          0.02(z)         (0.13)         (0.04)         (0.11)         0.26
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.29            $0.11          $0.19          $0.11         $0.49
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.25)          $(0.24)        $(0.23)        $(0.22)       $(0.24)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $7.70            $7.66          $7.79          $7.83         $7.94
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        3.83             1.40           2.45           1.35          6.43
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            0.85             0.86           0.82           0.82          0.84
Expenses after expense reductions (f)                             0.70             0.71           0.67           0.71          0.74
Net investment income                                             3.55(z)          3.11           3.00           2.73          2.90
Portfolio turnover                                                   9               13             17             18            12
Net assets at end of period (000 omitted)                     $116,562         $149,936       $177,889       $171,824      $165,598
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                                  YEARS ENDED 4/30
                                                              ---------------------------------------------------------------------
                                                                  2007             2006           2005           2004          2003
Net asset value, beginning of period                             $7.65            $7.78          $7.82          $7.93         $7.68
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.21(z)         $0.18          $0.18          $0.15         $0.16
  Net realized and unrealized gain (loss) on investments          0.02(z)         (0.13)         (0.05)         (0.10)         0.27
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.23            $0.05          $0.13          $0.05         $0.43
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.19)          $(0.18)        $(0.17)        $(0.16)       $(0.18)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $7.69            $7.65          $7.78          $7.82         $7.93
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        3.06             0.66           1.65           0.58          5.61
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.61             1.61           1.58           1.61          1.63
Expenses after expense reductions (f)                             1.46             1.46           1.43           1.50          1.53
Net investment income                                             2.79(z)          2.36           2.25           1.94          2.10
Portfolio turnover                                                   9               13             17             18            12
Net assets at end of period (000 omitted)                      $15,393          $23,575        $32,702        $41,733       $38,360
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                                  YEARS ENDED 4/30
                                                              ---------------------------------------------------------------------
                                                                  2007             2006           2005           2004          2003
Net asset value, beginning of period                             $7.67            $7.80          $7.83          $7.94         $7.69
-----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.21(z)         $0.18          $0.17          $0.15         $0.16
  Net realized and unrealized gain (loss) on investments          0.01(z)         (0.14)         (0.04)         (0.11)         0.26
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.22            $0.04          $0.13          $0.04         $0.42
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.18)          $(0.17)        $(0.16)        $(0.15)       $(0.17)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $7.71            $7.67          $7.80          $7.83         $7.94
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        2.96             0.54           1.71           0.49          5.52
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.70             1.71           1.67           1.67          1.69
Expenses after expense reductions (f)                             1.55             1.56           1.52           1.56          1.59
Net investment income                                             2.70(z)          2.26           2.21           1.87          2.02
Portfolio turnover                                                   9               13             17             18            12
Net assets at end of period (000 omitted)                      $24,634          $35,569        $43,977        $55,263       $51,184
-----------------------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund applied a change in estimate for amortization of premium on certain debt securities in the current year that resulted in an increase of less than $0.01 per share to net investment income, a decrease of less than $0.01 per share to net realized and unrealized gain (loss) on investments, and an increase of 0.06% to the net investment income ratio for each class for the year ended April 30, 2007. The change in estimate had no impact on net assets, net asset value per share or total return of each class.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Municipal Limited Maturity Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed. The fund holds interest rate swap agreements which involve the periodic exchange of cash flows, such as the exchange of fixed rate interest payments for floating rate interest payments based on a notional principal amount. The interest rates may be based on a specific financial index or the exchange of two distinct floating rate payments. The fund may enter into an interest rate swap in order to manage its exposure to interest rate fluctuations.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

As a result of a change in estimate for the amortization of premium and accretion of discount on debt securities, interest has been increased with a corresponding reduction to net unrealized appreciation (depreciation) in the amount of $114,545.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders is as follows:

                                                 4/30/07        4/30/06

          Tax-exempt income                   $5,337,300     $6,751,638

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07

          Cost of investments                              $155,139,903
          -------------------------------------------------------------
          Gross appreciation                                 $1,999,248
          Gross depreciation                                   (279,503)
          -------------------------------------------------------------
          Net unrealized appreciation (depreciation)         $1,719,745
          Undistributed tax-exempt income                      $673,630
          Capital loss carryforwards                         (3,499,249)
          Post-October capital loss deferral                   (156,370)
          Other temporary differences                          (435,316)

As of April 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              4/30/08                          $(383,520)
              4/30/09                           (516,819)
              4/30/11                           (159,222)
              4/30/12                           (277,860)
              4/30/13                           (789,744)
              4/30/14                           (625,131)
              4/30/15                           (746,953)
              --------------------------------------------------
                                             $(3,499,249)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.25% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended April 30, 2007, this waiver amounted to $265,712 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended April 30, 2007 was equivalent to an annual effective rate of 0.25% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,530 for the year ended April 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                               TOTAL           ANNUAL       DISTRIBUTION
                       DISTRIBUTION        SERVICE      DISTRIBUTION        EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE           PLAN(d)          RATE(e)                FEE
Class A                       0.10%          0.25%             0.35%            0.15%           $191,755
Class B                       0.75%          0.25%             1.00%            0.91%            173,062
Class C                       0.75%          0.25%             1.00%            1.00%            302,271
--------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                             $667,088

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2007 based on each class' average daily net assets. 0.15% of the Class A service fee is currently being paid by the fund. Payment of the remaining 0.10% of the Class A service fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.
    Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. For one year from the date of sale of Class
    B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, 0.15% of the Class B service fee is currently in effect and the remaining portion of the Class B service fee is not in effect but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2007, were as follows:

                                                   AMOUNT

              Class A                              $2,208
              Class B                             $78,583
              Class C                              $2,154

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2007, the fee was $143,054, which equated to 0.0808% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $80,125. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended April 30, 2007 was equivalent to an annual effective rate of 0.0228% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $411. This amount is included in independent trustees' compensation for the year ended April 30, 2007. The liability for deferred retirement benefits payable to certain retired independent trustees amounted to $8,070 at April 30, 2007, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2007, the fee paid to Tarantino LLC was $1,132. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $908, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $15,551,498 and $63,017,120, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               YEAR ENDED                       YEAR ENDED
                                                 4/30/07                          4/30/06
                                         SHARES          AMOUNT           SHARES          AMOUNT
Shares sold
  Class A                               2,793,311      $21,515,998       6,104,516      $47,257,249
  Class B                                  38,653          296,625         155,719        1,202,304
  Class C                                 234,405        1,803,662         671,442        5,210,773
---------------------------------------------------------------------------------------------------
                                        3,066,369      $23,616,285       6,931,677      $53,670,326

Shares issued to shareholders in
reinvestment of distributions
  Class A                                 402,418       $3,099,656         508,658       $3,933,594
  Class B                                  36,457          280,449          47,060          363,434
  Class C                                  46,496          358,449          56,873          440,156
---------------------------------------------------------------------------------------------------
                                          485,371       $3,738,554         612,591       $4,737,184

Shares reacquired
  Class A                              (7,633,112)    $(58,688,130)     (9,873,897)    $(76,311,859)
  Class B                              (1,155,329)      (8,877,165)     (1,324,049)     (10,229,791)
  Class C                              (1,724,503)     (13,293,210)     (1,729,415)     (13,389,529)
---------------------------------------------------------------------------------------------------
                                      (10,512,944)    $(80,858,505)    (12,927,361)    $(99,931,179)

Net change
  Class A                              (4,437,383)    $(34,072,476)     (3,260,723)    $(25,121,016)
  Class B                              (1,080,219)      (8,300,091)     (1,121,270)      (8,664,053)
  Class C                              (1,443,602)     (11,131,099)     (1,001,100)      (7,738,600)
---------------------------------------------------------------------------------------------------
                                       (6,961,204)    $(53,503,666)     (5,383,093)    $(41,523,669)

Effective May 1, 2006, the sale of Class B shares of the fund have been suspended except in certain circumstances. Please see the fund's prospectus for details.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended April 30, 2007, the fund's commitment fee and interest expense were $585 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IX and the Shareholders of
MFS Municipal Limited Maturity Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Municipal Limited Maturity Fund (one of the portfolios comprising MFS Series Trust IX (the "Trust")) as of April 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Municipal Limited Maturity Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 13, 2007

TRUSTEES AND OFFICERS --

IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                              POSITION(s) HELD     TRUSTEE/OFFICER            THE PAST FIVE YEARS &
NAME, DATE OF BIRTH              WITH FUND             SINCE(h)              OTHER DIRECTORSHIPS(j)
-------------------         -------------------    ---------------    -----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                February 2004      Massachusetts Financial Services
(born 10/20/63)                                                       Company, Chief Executive Officer,
                                                                      President, Chief Investment Officer
                                                                      and Director

Robert C. Pozen(k)          Trustee                February 2004      Massachusetts Financial Services
(born 8/08/46)                                                        Company, Chairman (since February
                                                                      2004); MIT Sloan School
                                                                      (education), Senior Lecturer (since
                                                                      2006); Secretary of Economic
                                                                      Affairs, The Commonwealth of
                                                                      Massachusetts (January 2002 to
                                                                      December 2002); Fidelity
                                                                      Investments, Vice Chairman (June
                                                                      2000 to December 2001); Fidelity
                                                                      Management & Research Company
                                                                      (investment adviser), President
                                                                      (March 1997 to July 2001); Bell
                                                                      Canada Enterprises
                                                                      (telecommunications), Director;
                                                                      Medtronic, Inc. (medical
                                                                      technology), Director; Telesat
                                                                      (satellite communications),
                                                                      Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair      February 1992      Private investor; Eastern
(born 5/01/36)              of Trustees                               Enterprises (diversified services
                                                                      company), Chairman, Trustee and
                                                                      Chief Executive Officer (until
                                                                      November 2000)

Robert E. Butler(n)         Trustee                January 2006       Consultant - regulatory and
(born 11/29/41)                                                       compliance matters (since July
                                                                      2002); PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (November 2000 until June
                                                                      2002)

Lawrence H. Cohn, M.D.      Trustee                August 1993        Brigham and Women's Hospital,
(born 3/11/37)                                                        Chief of Cardiac Surgery (2005);
                                                                      Harvard Medical School, Professor
                                                                      of Cardiac Surgery; Physician
                                                                      Director of Medical Device
                                                                      Technology for Partners HealthCare

David H. Gunning            Trustee                January 2004       Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                        products and service provider),
                                                                      Vice Chairman/Director (since April
                                                                      2001); Portman Limited (mining),
                                                                      Director (since 2005); Encinitos
                                                                      Ventures (private investment
                                                                      company), Principal (1997 to April
                                                                      2001); Lincoln Electric Holdings,
                                                                      Inc. (welding equipment
                                                                      manufacturer), Director

William R. Gutow            Trustee                December 1993      Private investor and real estate
(born 9/27/41)                                                        consultant; Capitol Entertainment
                                                                      Management Company (video
                                                                      franchise), Vice Chairman; Atlantic
                                                                      Coast Tan (tanning salons), Vice
                                                                      Chairman (since 2002)

Michael Hegarty             Trustee                December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                       services and insurance), Vice
                                                                      Chairman and Chief Operating
                                                                      Officer (until May 2001); The
                                                                      Equitable Life Assurance Society
                                                                      (insurance), President and Chief
                                                                      Operating Officer (until May 2001)

Lawrence T. Perera          Trustee                July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                        Partner

J. Dale Sherratt            Trustee                August 1993        Insight Resources, Inc.
(born 9/23/38)                                                        (acquisition planning
                                                                      specialists), President; Wellfleet
                                                                      Investments (investor in health
                                                                      care companies), Managing General
                                                                      Partner (since 1993); Cambridge
                                                                      Nutraceuticals (professional
                                                                      nutritional products), Chief
                                                                      Executive Officer (until May 2001)

Laurie J. Thomsen           Trustee                March 2005         Private investor; Prism Venture
(born 8/05/57)                                                        Partners (venture capital), Co-
                                                                      founder and General Partner (until
                                                                      June 2004); St. Paul Travelers
                                                                      Companies (commercial property
                                                                      liability insurance), Director

Robert W. Uek               Trustee                January 2006       Retired (since 1999);
(born 5/18/41)                                                        PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 1999); Consultant to
                                                                      investment company industry (since
                                                                      2000); TT International Funds
                                                                      (mutual fund complex), Trustee
                                                                      (2000 until 2005); Hillview
                                                                      Investment Trust II Funds (mutual
                                                                      fund complex), Trustee (2000 until
                                                                      2005)

OFFICERS
Maria F. Dwyer(k)           President              November 2005      Massachusetts Financial Services
(born 12/01/58)                                                       Company, Executive Vice President
                                                                      and Chief Regulatory Officer (since
                                                                      March 2004); Fidelity Management &
                                                                      Research Company, Vice President
                                                                      (prior to March 2004); Fidelity
                                                                      Group of Funds, President and
                                                                      Treasurer (prior to March 2004)

Tracy Atkinson(k)           Treasurer              September 2005     Massachusetts Financial Services
(born 12/30/64)                                                       Company, Senior Vice President
                                                                      (since September 2004);
                                                                      PricewaterhouseCoopers LLP, Partner
                                                                      (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary    July 2005          Massachusetts Financial Services
(born 1/18/74)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since April 2003);
                                                                      Kirkpatrick & Lockhart LLP (law
                                                                      firm), Associate (prior to April
                                                                      2003)

Ethan D. Corey(k)           Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/21/63)             and Assistant Clerk                       Company, Special Counsel (since
                                                                      December 2004); Dechert LLP (law
                                                                      firm), Counsel (prior to December
                                                                      2004)

David L. DiLorenzo(k)       Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 8/10/68)                                                        Company, Vice President (since
                                                                      June 2005); JP Morgan Investor
                                                                      Services, Vice President (prior to
                                                                      June 2005)

Timothy M. Fagan(k)         Assistant Secretary    September 2005     Massachusetts Financial Services
(born 7/10/68)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since September 2005);
                                                                      John Hancock Advisers, LLC, Vice
                                                                      President and Chief Compliance
                                                                      Officer (September 2004 to August
                                                                      2005), Senior Attorney (prior to
                                                                      September 2004); John Hancock Group
                                                                      of Funds, Vice President and Chief
                                                                      Compliance Officer (September 2004
                                                                      to December 2004)

Mark D. Fischer(k)          Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 10/27/70)                                                       Company, Vice President (since May
                                                                      2005); JP Morgan Investment
                                                                      Management Company, Vice President
                                                                      (prior to May 2005)

Brian E. Langenfeld(k)      Assistant Secretary    June 2006          Massachusetts Financial Services
(born 3/07/73)              and Assistant Clerk                       Company, Assistant Vice President
                                                                      and Counsel (since May 2006); John
                                                                      Hancock Advisers, LLC, Assistant
                                                                      Vice President and Counsel (May
                                                                      2005 to April 2006); John Hancock
                                                                      Advisers, LLC, Attorney and
                                                                      Assistant Secretary (prior to May
                                                                      2005)

Ellen Moynihan(k)           Assistant Treasurer    April 1997         Massachusetts Financial Services
(born 11/13/57)                                                       Company, Senior Vice President

Susan S. Newton(k)          Assistant Secretary    May 2005           Massachusetts Financial Services
(born 3/07/50)              and Assistant Clerk                       Company, Senior Vice President and
                                                                      Associate General Counsel (since
                                                                      April 2005); John Hancock Advisers,
                                                                      LLC, Senior Vice President,
                                                                      Secretary and Chief Legal Officer
                                                                      (prior to April 2005); John Hancock
                                                                      Group of Funds, Senior Vice
                                                                      President, Secretary and Chief
                                                                      Legal Officer (prior to April 2005)

Susan A. Pereira(k)         Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/05/70)             and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since June 2004); Bingham
                                                                      McCutchen LLP (law firm), Associate
                                                                      (prior to June 2004)

Mark N. Polebaum(k)         Secretary and Clerk    January 2006       Massachusetts Financial Services
(born 5/01/52)                                                        Company, Executive Vice President,
                                                                      General Counsel and Secretary
                                                                      (since January 2006); Wilmer Cutler
                                                                      Pickering Hale and Dorr LLP (law
                                                                      firm), Partner (prior to January
                                                                      2006)

Frank L. Tarantino          Independent Chief      June 2004          Tarantino LLC (provider of
(born 3/07/44)              Compliance Officer                        compliance services), Principal
                                                                      (since June 2004); CRA Business
                                                                      Strategies Group (consulting
                                                                      services), Executive Vice President
                                                                      (April 2003 to June 2004); David L.
                                                                      Babson & Co. (investment adviser),
                                                                      Managing Director, Chief
                                                                      Administrative Officer and Director
                                                                      (prior to March 2003)

James O. Yost(k)            Assistant Treasurer    September 1990     Massachusetts Financial Services
(born 6/12/60)                                                        Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------
INVESTMENT ADVISER                              CUSTODIAN
Massachusetts Financial Services Company        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                     Effective May 1, 2007, the custodian changed to:
MFS Fund Distributors, Inc.                     JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741      One Chase Manhattan Plaza
                                                New York, NY 10081
PORTFOLIO MANAGER
Geoffrey Schechter                              INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                                Deloitte & Touche LLP
                                                200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

Of the dividends paid from net investment income during the fiscal year, 100% is designated as exempt interest dividends for federal income tax purposes. If the fund has earned income on private activity bonds, a portion of the dividends paid may be considered a tax preference item for purposes of computing a shareholder's alternative minimum tax.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK(R), MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
MANAGEMENT REVIEW                                            3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          4
--------------------------------------------------------------
EXPENSE TABLE                                                7
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                     9
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         22
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     25
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         26
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        27
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               35
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     47
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       48
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               54
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       54
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              54
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     54
--------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                       55
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        4/30/07
                                                                        IBF-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007


The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      94.6%
              Cash & Other Net Assets                     5.4%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                      54.5%
              ------------------------------------------------
              Asset-Backed Securities                     9.9%
              ------------------------------------------------
              Mortgage-Backed Securities                  8.2%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities       7.8%
              ------------------------------------------------
              U.S. Government Agencies                    5.2%
              ------------------------------------------------
              Non-U.S. Government Bonds                   3.7%
              ------------------------------------------------
              Emerging Market Bonds                       3.6%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      1.6%
              ------------------------------------------------
              High Yield Corporates                       0.8%
              ------------------------------------------------
              U.S. Treasury Securities                   -0.7%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        39.3%
              ------------------------------------------------
              AA                                          8.8%
              ------------------------------------------------
              A                                          15.8%
              ------------------------------------------------
              BBB                                        34.4%
              ------------------------------------------------
              BB                                          0.8%
              ------------------------------------------------
              B                                           0.4%
              ------------------------------------------------
              CCC                                         0.1%
              ------------------------------------------------
              Not Rated                                   0.4%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      3.3
              ------------------------------------------------
              Average Life (i)(m)                      4.6 yrs
              ------------------------------------------------
              Average Maturity (i)(m)                 13.4 yrs
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                    A+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable, which may result in the investment in a sector of less than 0%.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 04/30/07.

Percentages are based on net assets as of 04/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended April 30, 2007, Class A shares of the MFS Intermediate Investment Grade Bond Fund provided a total return of 6.55%, at net asset value. This compares with a return of 6.59% for the fund's benchmark, the Lehman Brothers Intermediate U.S. Government/Credit
Bond Index.

DETRACTORS FROM PERFORMANCE

The portfolio's holdings in asset-backed securities held back performance relative to the benchmark as these bonds typically underperformed the overall benchmark over the reporting period. Some of the portfolio's holdings in mortgage-backed securities also detracted from relative results.

CONTRIBUTORS TO PERFORMANCE

The portfolio benefited from underweighting U.S. Treasury securities and overweighting corporate bonds as the credit sector outperformed both Treasuries and the benchmark. An overweighted position and security selection of bonds in the financial services sector were particularly favorable. The portfolio's allocation to corporate bonds also boosted the yield of the portfolio, compared with that of the benchmark, as corporate securities generated higher income than Treasuries.

Respectfully,

James Calmas
Portfolio Manager

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

For the period from the commencement of the fund's investment operations, December 31, 1998, through the stated period end.

                         MFS Intermediate        Lehman Brothers
                         Investment Grade        Intermediate U.S.
                            Bond Fund            Government/Credit
                            - Class A               Bond Index
        1/99                 $ 9,525                $10,000
        4/99                   9,567                 10,012
        4/00                   9,722                 10,168
        4/01                  10,950                 11,400
        4/02                  11,767                 12,218
        4/03                  13,014                 13,533
        4/04                  13,309                 13,808
        4/05                  13,752                 14,259
        4/06                  13,900                 14,398
        4/07                  14,810                 15,348

TOTAL RETURNS THROUGH 4/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date         1-yr        5-yr      Life(t)
----------------------------------------------------------------------------
        A                12/31/98               6.55%       4.71%      5.44%
----------------------------------------------------------------------------
        B                 3/01/02               5.54%       3.82%      4.89%
----------------------------------------------------------------------------
        C                 3/01/02               5.65%       3.84%      4.90%
----------------------------------------------------------------------------
        I                12/31/98               6.71%       4.86%      5.54%
----------------------------------------------------------------------------
        R                12/31/02               6.18%       4.39%      5.25%
----------------------------------------------------------------------------
       R1                 4/01/05               5.55%       4.31%      5.20%
----------------------------------------------------------------------------
       R2                 4/01/05               5.91%       4.45%      5.29%
----------------------------------------------------------------------------
       R3                10/31/03               5.91%       4.30%      5.20%
----------------------------------------------------------------------------
       R4                 4/01/05               6.18%       4.60%      5.38%
----------------------------------------------------------------------------
       R5                 4/01/05               6.60%       4.75%      5.47%
----------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark

----------------------------------------------------------------------------
Lehman Brothers Intermediate U.S.
Government/Credit Bond Index (f)                6.59%       4.66%      5.26%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
----------------------------------------------------------------------------
        A                                       1.49%       3.69%      4.83%
With Initial Sales Charge (4.75%)
----------------------------------------------------------------------------
        B                                       1.54%       3.48%      4.89%
With CDSC (Declining over six years from
4% to 0%) (x)
----------------------------------------------------------------------------
        C                                       4.65%       3.84%      4.90%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, December 31, 1998, through the stated period end.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Lehman Brothers Intermediate U.S. Government/Credit Bond Index - measures investment grade debt obligations of the U.S. Treasury and U.S. government agencies, as well as U.S. corporate and foreign debentures and secured notes with maturity from 1 year up to (but not including) 10 years.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders and certain other retirement plans. Class I shares are only available to certain eligible investors, and class R1, R2, R3, R4 and R5 shares are only available to certain retirement plans.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2006 through April 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value   11/01/06-
Class                       Ratio     11/01/06          4/30/07       4/30/07
--------------------------------------------------------------------------------
        Actual              0.64%     $1,000.00        $1,026.40       $3.22
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.64%     $1,000.00        $1,021.62       $3.21
--------------------------------------------------------------------------------
        Actual              1.49%     $1,000.00        $1,023.10       $7.47
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.49%     $1,000.00        $1,017.41       $7.45
--------------------------------------------------------------------------------
        Actual              1.49%     $1,000.00        $1,022.10       $7.47
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.49%     $1,000.00        $1,017.41       $7.45
--------------------------------------------------------------------------------
        Actual              0.49%     $1,000.00        $1,028.20       $2.46
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.49%     $1,000.00        $1,022.36       $2.46
--------------------------------------------------------------------------------
        Actual              0.99%     $1,000.00        $1,025.70       $4.97
  R     ------------------------------------------------------------------------
        Hypothetical (h)    0.99%     $1,000.00        $1,019.89       $4.96
--------------------------------------------------------------------------------
        Actual              1.59%     $1,000.00        $1,022.60       $7.97
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.59%     $1,000.00        $1,016.91       $7.95
--------------------------------------------------------------------------------
        Actual              1.24%     $1,000.00        $1,024.40       $6.22
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.24%     $1,000.00        $1,018.65       $6.21
--------------------------------------------------------------------------------
        Actual              1.14%     $1,000.00        $1,023.90       $5.72
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.14%     $1,000.00        $1,019.14       $5.71
--------------------------------------------------------------------------------
        Actual              0.89%     $1,000.00        $1,025.10       $4.47
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    0.89%     $1,000.00        $1,020.38       $4.46
--------------------------------------------------------------------------------
        Actual              0.59%     $1,000.00        $1,027.70       $2.97
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.59%     $1,000.00        $1,021.87       $2.96
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
4/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 97.1%
----------------------------------------------------------------------------------------------------------------
ISSUER                                                                          SHARES/PAR             VALUE ($)
----------------------------------------------------------------------------------------------------------------
Airlines - 0.1%
----------------------------------------------------------------------------------------------------------------
American Airlines Corp., 3.857%, 2010                                          $   284,391          $    274,608
----------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 19.3%
----------------------------------------------------------------------------------------------------------------
Accredited Mortgage Loan Trust, FRN, 5.53%, 2035                               $   432,019          $    432,116
Banc of America Commercial Mortgage, Inc., "A4", FRN, 5.3534%, 2047              1,400,000             1,393,792
Bayview Commercial Asset Trust, FRN, 5.63%, 2035 (n)                             1,414,503             1,417,971
Bayview Commercial Asset Trust, FRN, 5.59%, 2036 (z)                               998,763             1,000,746
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                        5,864,896               533,538
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                           1,552,000             1,543,512
Bayview Financial Acquisition Trust, FRN, 5.638%, 2036                           1,500,000             1,496,719
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                           1,668,000             1,662,699
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)              734,717               734,715
Bear Stearns Commercial Mortgage Securities, Inc., 4.945%, 2041                  1,500,000             1,483,654
Brascan Real Estate, FRN, 6.9581%, 2040 (z)                                        418,000               415,408
Brazilian Merchant Voucher Receivables Ltd., 5.911%, 2011 (z)                    1,651,097             1,667,608
Capital One Auto Finance Trust, 3.18%, 2010                                        582,863               578,766
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044            1,810,000             1,813,285
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                  954,209               979,454
Commercial Mortgage Asset Trust, FRN, 1.1263%, 2032 (i)(n)                       4,755,429               174,510
Commercial Mortgage Pass-Through Certificates, FRN, 5.51%, 2017 (n)              1,500,000             1,500,348
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                           382,925               380,650
Countrywide Asset-Backed Certificates, FRN, 5.43%, 2036                          1,107,000             1,103,929
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2046                         3,720,000             3,719,228
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035             2,768,871             2,756,211
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.731%, 2037             2,300,000             2,297,125
Credit-Based Asset Servicing & Securitization Trust, 5.737%, 2037                1,920,000             1,921,764
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                  57,639                57,771
DEPFA Bank PLC, 3.625%, 2008                                                     1,250,000             1,224,122
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                            277,688               278,312
DLJ Commercial Mortgage Corp., 7.95%, 2010                                       1,000,000             1,075,487
E*TRADE RV & Marine Trust, 3.62%, 2018                                             912,000               885,573
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                        104,866               107,064
Falcon Franchise Loan LLC, FRN, 4.1216%, 2025 (i)(z)                               895,286               125,895
First Union National Bank Commercial Mortgage Trust, FRN,
1.1842%, 2043 (i)(n)                                                             7,654,847               228,330
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                3,720,000             3,728,688
Gramercy Real Estate CDO Ltd., FRN, 5.675%, 2035 (n)                             1,260,000             1,260,000
IKON Receivables Funding LLC, 3.27%, 2011                                           36,995                36,905
IMPAC CMB Trust, FRN, 5.69%, 2034                                                  545,179               545,460
IMPAC CMB Trust, FRN, 5.78%, 2034                                                  272,589               272,843
IMPAC Secured Assets Corp., FRN, 5.67%, 2036                                     1,354,932             1,357,589
JPMorgan Chase Commercial Mortgage Securities Corp., 4.865%, 2046                2,195,695             2,161,478
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042           1,731,853             1,684,689
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.5421%, 2043          1,830,177             1,823,403
JPMorgan Mortgage Acquisition Corp., FRN, 5.532%, 2036                           2,100,000             2,092,494
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                     656,588               658,122
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.7075%, 2035 (i)        6,434,872                80,281
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                               491,286               482,594
Merrill Lynch Mortgage Investors, Inc., FRN, 6.9833%, 2030                         170,000               170,947
Merrill Lynch Mortgage Investors, Inc., FRN, 5.45%, 2037                         3,976,000             3,962,878
Merrill Lynch Mortgage Trust, FRN, 5.8432%, 2039                                 2,367,000             2,418,010
Morgan Stanley Capital I, Inc., FRN, 1.1019%, 2031 (i)(n)                        3,943,290                59,086
Mortgage Capital Funding, Inc., FRN, 0.806%, 2031 (i)                            1,324,292                 6,620
Multi-Family Capital Access One, Inc., 6.65%, 2024                                 488,965               494,282
Nationslink Funding Corp., 6.476%, 2030                                            348,598               350,956
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                            2,000,000             1,974,163
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                   535,434               529,936
Option One Mortgage Loan Trust, FRN, 5.611%, 2037                                1,280,000             1,279,342
Ownit Mortgage Loan Asset-Backed Certificates, FRN, 5.29%, 2036                  2,588,328             2,590,293
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                        1,051,457             1,037,471
Putnam Structured Product Funding, CDO, FRN, 5.77%, 2008 (z)                       228,814               229,157
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                    2,100,000             2,063,113
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                  3,000,000             2,980,137
RMAC PLC, FRN, 5.54%, 2036 (n)                                                     200,200               200,232
Structured Asset Securities Corp., FRN, 4.67%, 2035                              1,706,012             1,688,974
Structured Asset Securities Corp., FRN, 5.56%, 2035 (n)                          1,524,610             1,525,771
Superannuation Members Home Loans Global Trust, FRN, 5.57%, 2029                   908,261               909,422
Thornburg Mortgage Securities Trust, FRN, 5.66%, 2043                              117,089               117,158
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                         186,597               186,532
Timberstar Trust, 5.668%, 2036 (z)                                               1,100,000             1,113,234
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                            1,150,000             1,120,628
Wachovia Bank Commercial Mortgage Trust, 5.275%, 2048                            1,900,000             1,901,823
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                       1,150,000             1,130,636
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                       1,400,000             1,380,407
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4906%, 2044                      1,470,000             1,467,064
Washington Mutual, Inc., FRN, 3.177%, 2033                                          28,258                28,151
                                                                                                    ------------
                                                                                                    $ 84,091,271
----------------------------------------------------------------------------------------------------------------
Automotive - 1.5%
----------------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holdings, FRN, 5.89%, 2008                       $ 1,200,000          $  1,206,125
DaimlerChrysler Services North America LLC, 4.75%, 2008                            750,000               746,411
Ford Motor Credit Co., 5.8%, 2009                                                1,906,000             1,874,210
General Motors Corp., 7.2%, 2011                                                   293,000               279,815
Johnson Controls, Inc., 5.25%, 2011                                              2,530,000             2,536,302
                                                                                                    ------------
                                                                                                    $  6,642,863
----------------------------------------------------------------------------------------------------------------
Broadcasting - 1.1%
----------------------------------------------------------------------------------------------------------------
CBS Corp., 6.625%, 2011                                                        $ 1,380,000          $  1,441,010
Clear Channel Communications, Inc., 4.625%, 2008                                 1,030,000             1,019,317
Clear Channel Communications, Inc., 7.65%, 2010                                  1,250,000             1,319,912
News America, Inc., 4.75%, 2010                                                  1,000,000               989,730
                                                                                                    ------------
                                                                                                    $  4,769,969
----------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.4%
----------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                       $ 2,222,000          $  2,183,633
Goldman Sachs Group, Inc., 5%, 2011                                                870,000               865,508
Goldman Sachs Group, Inc., 5.7%, 2012                                            1,650,000             1,682,431
Lehman Brothers E-Capital Trust I, FRN, 6.14%, 2065                              1,098,000             1,110,782
Merrill Lynch & Co., Inc., 6.05%, 2016                                           2,000,000             2,061,594
Morgan Stanley, 5.625%, 2012                                                     2,080,000             2,111,468
Morgan Stanley, 5.75%, 2016                                                        536,000               543,306
                                                                                                    ------------
                                                                                                    $ 10,558,722
----------------------------------------------------------------------------------------------------------------
Building - 2.5%
----------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.625%, 2010                                     $ 1,830,000          $  1,936,506
CRH America, Inc., 6.95%, 2012                                                   1,250,000             1,329,099
Hanson PLC, 7.875%, 2010                                                         2,000,000             2,161,644
Hanson PLC, 6.125%, 2016                                                         1,330,000             1,371,140
Lafarge S.A., 6.15%, 2011                                                        2,030,000             2,096,639
Owens Corning, Inc., 6.5%, 2016 (n)                                              2,000,000             2,038,330
                                                                                                    ------------
                                                                                                    $ 10,933,358
----------------------------------------------------------------------------------------------------------------
Cable TV - 1.3%
----------------------------------------------------------------------------------------------------------------
Comcast Cable Communications, Inc., 6.75%, 2011                                $     4,000          $      4,214
Comcast Corp., 5.45%, 2010                                                         300,000               303,099
Comcast Corp., 5.85%, 2015                                                       1,000,000             1,019,468
Cox Communications, Inc., 4.625%, 2010                                           1,900,000             1,873,803
Cox Communications, Inc., 4.625%, 2013                                             600,000               573,626
TCI Communications, Inc., 9.8%, 2012                                               150,000               177,858
Time Warner Cable, Inc., 5.4%, 2012 (z)                                          1,000,000             1,002,777
Time Warner Entertainment Co. LP, 7.25%, 2008                                      750,000               768,251
                                                                                                    ------------
                                                                                                    $  5,723,096
----------------------------------------------------------------------------------------------------------------
Chemicals - 1.0%
----------------------------------------------------------------------------------------------------------------
Chevron Phillips Chemical Co. LLC, 5.375%, 2007                                $ 1,900,000          $  1,899,407
Yara International A.S.A., 5.25%, 2014 (n)                                       2,700,000             2,612,650
                                                                                                    ------------
                                                                                                    $  4,512,057
----------------------------------------------------------------------------------------------------------------
Conglomerates - 0.1%
----------------------------------------------------------------------------------------------------------------
Kennametal, Inc., 7.2%, 2012                                                   $   525,000          $    563,807
----------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.1%
----------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                             $ 2,144,000          $  2,124,093
Western Union Co., 5.4%, 2011                                                    2,700,000             2,701,004
                                                                                                    ------------
                                                                                                    $  4,825,097
----------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.6%
----------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                     $ 2,260,000          $  2,365,169
----------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.8%
----------------------------------------------------------------------------------------------------------------
Corporacion Nacional del Cobre de Chile, 6.375%, 2012 (n)                      $   250,000          $    263,478
Export-Import Banks of Korea, 5.25%, 2014 (n)                                      800,000               796,334
Pemex Project Funding Master Trust, 7.375%, 2014                                   375,000               419,250
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)                        230,000               256,384
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.298%, 2020 (n)                      2,000,000             1,928,960
                                                                                                    ------------
                                                                                                    $  3,664,406
----------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.4%
----------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                         $   750,000          $    805,313
State of Israel, 5.125%, 2014                                                    1,000,000               987,420
                                                                                                    ------------
                                                                                                    $  1,792,733
----------------------------------------------------------------------------------------------------------------
Energy - Independent - 1.1%
----------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                          $ 1,670,000          $  1,682,971
EnCana Corp., 4.6%, 2009                                                         1,290,000             1,272,817
Ocean Energy, Inc., 4.375%, 2007                                                    45,000                44,787
Ocean Energy, Inc., 7.25%, 2011                                                  1,710,000             1,833,973
                                                                                                    ------------
                                                                                                    $  4,834,548
----------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
----------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                            $   790,000          $    836,413
TNK-BP Finance S.A., 7.5%, 2016                                                    350,000               370,563
                                                                                                    ------------
                                                                                                    $  1,206,976
----------------------------------------------------------------------------------------------------------------
Entertainment - 0.7%
----------------------------------------------------------------------------------------------------------------
Time Warner, Inc., 5.5%, 2011                                                  $ 3,000,000          $  3,024,312
Time Warner, Inc., 6.875%, 2012                                                    100,000               106,490
                                                                                                    ------------
                                                                                                    $  3,130,802
----------------------------------------------------------------------------------------------------------------
Financial Institutions - 3.1%
----------------------------------------------------------------------------------------------------------------
Capital One Bank, 4.25%, 2008                                                  $   100,000          $     98,533
Capital One Financial Corp., 5.7%, 2011                                          1,790,000             1,805,897
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                         300,000               289,009
Countrywide Financial Corp., 6.25%, 2016                                         2,500,000             2,525,527
Countrywide Home Loans, Inc., 4.125%, 2009                                       1,700,000             1,654,947
General Motors Acceptance Corp., 5.625%, 2009                                    1,650,000             1,626,813
Household Finance Corp., 7%, 2012                                                  170,000               182,632
HSBC Finance Corp., 6.75%, 2011                                                     20,000                21,093
International Lease Finance Corp., 5%, 2010                                        868,000               866,019
International Lease Finance Corp., 5.3%, 2012                                    2,390,000             2,396,089
ORIX Corp., 5.48%, 2011                                                          2,040,000             2,051,667
                                                                                                    ------------
                                                                                                    $ 13,518,226
----------------------------------------------------------------------------------------------------------------
Food & Beverages - 2.7%
----------------------------------------------------------------------------------------------------------------
Brown-Forman Corp., 5.2%, 2012                                                 $ 2,240,000          $  2,233,188
Cadbury Schweppes PLC, 3.875%, 2008 (n)                                          2,810,000             2,754,986
Diageo Finance B.V., 5.5%, 2013                                                  3,000,000             3,017,982
General Mills, Inc., 6%, 2012                                                      482,000               498,512
Kraft Foods, Inc., 4%, 2008                                                        850,000               834,221
Miller Brewing Co., 4.25%, 2008 (n)                                              1,410,000             1,390,786
Miller Brewing Co., 5.5%, 2013 (n)                                               1,000,000             1,003,873
                                                                                                    ------------
                                                                                                    $ 11,733,548
----------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.2%
----------------------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                         $   840,000          $    855,848
----------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.0%
----------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85%, 2012                                                $ 1,845,000          $  1,940,475
Stora Enso Oyj, 6.404%, 2016 (n)                                                 2,500,000             2,563,840
                                                                                                    ------------
                                                                                                    $  4,504,315
----------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.4%
----------------------------------------------------------------------------------------------------------------
Carnival Corp., 3.75%, 2007                                                    $   500,000          $    495,751
MGM Mirage, Inc., 8.5%, 2010                                                         3,000                 3,218
Wyndham Worldwide Corp., 6%, 2016 (n)                                            1,310,000             1,299,593
                                                                                                    ------------
                                                                                                    $  1,798,562
----------------------------------------------------------------------------------------------------------------
Industrial - 0.3%
----------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                    $ 1,095,000          $  1,124,832
----------------------------------------------------------------------------------------------------------------
Insurance - 1.2%
----------------------------------------------------------------------------------------------------------------
ASIF Global Financing XVIII, 3.85%, 2007 (n)                                   $ 1,000,000          $    991,306
Hartford Financial Services Group, Inc., 4.7%, 2007                                150,000               149,606
ING Groep N.V., 5.775% to 2015, FRN to 2049                                      2,285,000             2,276,452
John Hancock Global Funding II, 3.5%, 2009 (n)                                   1,250,000             1,213,025
MetLife, Inc., 5.375%, 2012                                                        300,000               303,386
Prudential Insurance Co., 7.65%, 2007 (n)                                          335,000               336,342
                                                                                                    ------------
                                                                                                    $  5,270,117
----------------------------------------------------------------------------------------------------------------
Insurance - Health - 0.4%
----------------------------------------------------------------------------------------------------------------
Aetna, Inc., 5.75%, 2011                                                       $ 1,520,000          $  1,552,987
----------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.4%
----------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                        $ 1,970,000          $  1,956,783
Chubb Corp., 6.375% to 2017, FRN to 2067                                         1,910,000             1,933,031
Fund American Cos., Inc., 5.875%, 2013                                           1,249,000             1,251,446
Safeco Corp., 4.2%, 2008                                                           930,000               921,391
                                                                                                    ------------
                                                                                                    $  6,062,651
----------------------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 3.2%
----------------------------------------------------------------------------------------------------------------
Eksportfinans A.S.A, 5.125%, 2011                                              $ 2,600,000          $  2,622,625
Hydro-Quebec, 6.3%, 2011                                                           265,000               278,037
KfW Bankengruppe, 3.25%, 2007                                                    1,600,000             1,592,931
KfW Bankengruppe, 4.625%, 2008                                                   2,391,000             2,375,898
KfW Bankengruppe, 5.25%, 2009                                                    4,900,000             4,935,505
KfW Bankengruppe, 4.875%, 2009                                                   1,900,000             1,903,057
Landesbank Baden-Wurttemberg, 5.125%, 2007                                         300,000               299,883
                                                                                                    ------------
                                                                                                    $ 14,007,936
----------------------------------------------------------------------------------------------------------------
International Market Sovereign - 0.5%
----------------------------------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale, 3.2%, 2009                                 $ 2,000,000          $  1,929,816
----------------------------------------------------------------------------------------------------------------
Major Banks - 6.2%
----------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2043                              $ 2,050,000          $  2,057,970
BANK ONE Corp., 7.875%, 2010                                                     2,165,000             2,347,046
Barclays Bank PLC, 8.55% to 2011, FRN to 2049 (n)                                1,170,000             1,311,940
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                     2,000,000             1,927,222
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                       1,135,000             1,229,744
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                         1,750,000             1,790,665
JPMorgan Chase & Co., 5.125%, 2014                                               1,500,000             1,483,139
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                             2,005,000             2,074,744
National Westminster Bank PLC, 7.75% to 2007, FRN to 2049                          550,000               554,820
PNC Funding Corp., 5.625%, 2017                                                  1,720,000             1,734,931
Popular North America, Inc., 3.875%, 2008                                          750,000               734,672
Popular North America, Inc., 4.7%, 2009                                          1,200,000             1,185,656
Royal Bank of Scotland Group PLC, 9.118%, 2049                                   3,170,000             3,499,541
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                           1,844,000             1,861,538
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                717,000               805,185
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                            1,260,000             1,278,774
Wachovia Corp., 6.3%, 2008                                                         700,000               707,353
Wachovia Corp., 7.8%, 2010                                                         250,000               268,900
Wells Fargo Bank NA, 6.45%, 2011                                                   200,000               209,427
                                                                                                    ------------
                                                                                                    $ 27,063,267
----------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.1%
----------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc., FRN, 5.6194%, 2009 (n)                                  $ 1,600,000          $  1,600,269
Hospira, Inc., 5.55%, 2012                                                       1,780,000             1,789,717
McKesson Corp., 5.7%, 2017                                                       1,350,000             1,347,885
                                                                                                    ------------
                                                                                                    $  4,737,871
----------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%
----------------------------------------------------------------------------------------------------------------
Vale Overseas Ltd., 6.25%, 2017                                                $ 1,090,000          $  1,117,799
----------------------------------------------------------------------------------------------------------------
Mortgage Backed - 8.1%
----------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.022%, 2010                                                       $ 3,500,000          $  3,618,284
Fannie Mae, 4.506%, 2011                                                         2,245,195             2,212,220
Fannie Mae, 4.845%, 2013                                                           754,551               745,720
Fannie Mae, 5.369%, 2013                                                         1,165,223             1,176,377
Fannie Mae, 4.666%, 2014                                                           913,550               896,128
Fannie Mae, 4.839%, 2014                                                         1,386,009             1,371,521
Fannie Mae, 5.412%, 2014                                                           852,209               873,262
Fannie Mae, 4.62%, 2015                                                            484,116               472,880
Fannie Mae, 4.925%, 2015                                                         1,069,863             1,062,571
Fannie Mae, 7%, 2015                                                                 1,196                 1,234
Fannie Mae, 5.5%, 2016 - 2033                                                      850,989               851,525
Fannie Mae, 6%, 2017                                                               127,484               129,711
Fannie Mae, 6.5%, 2017                                                              72,336                74,126
Fannie Mae, 4.5%, 2018                                                             694,532               674,256
Fannie Mae, 5%, 2018                                                             1,333,648             1,318,083
Freddie Mac, 5.5%, 2017 - 2034                                                   6,667,469             6,649,161
Freddie Mac, 6%, 2017                                                               77,673                79,057
Freddie Mac, 5%, 2018 - 2024                                                    12,461,427            12,345,172
Freddie Mac, 3%, 2021                                                              630,093               624,455
Ginnie Mae, 6%, 2034                                                               324,920               329,737
                                                                                                    ------------
                                                                                                    $ 35,505,480
----------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.2%
----------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.75%, 2011                                          $ 2,100,000          $  2,275,088
Duke Capital LLC, 6.25%, 2013                                                    1,000,000             1,028,747
Enterprise Products Partners LP, 4.95%, 2010                                     1,700,000             1,687,899
Kinder Morgan Energy Partners LP, 5.35%, 2007                                      120,000               119,912
Kinder Morgan Energy Partners LP, 6.75%, 2011                                      110,000               115,766
Kinder Morgan Energy Partners LP, 6%, 2017                                       1,870,000             1,900,122
Kinder Morgan Finance, 5.35%, 2011                                               1,596,000             1,584,560
Kinder Morgan, Inc., 6.8%, 2008                                                  1,000,000             1,013,303
                                                                                                    ------------
                                                                                                    $  9,725,397
----------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.7%
----------------------------------------------------------------------------------------------------------------
AT&T, Inc., 5.1%, 2014                                                         $ 2,000,000          $  1,963,796
CenturyTel, Inc., 8.375%, 2010                                                      80,000                87,618
Deutsche Telekom International Finance B.V., 5.25%, 2013                           200,000               198,104
France Telecom S.A., 7.75%, 2011                                                   300,000               326,798
GTE Corp., 7.51%, 2009                                                             600,000               623,991
Telecom Italia Capital, 4%, 2010                                                 1,000,000               969,728
Telecom Italia Capital, 4.875%, 2010                                             1,023,000             1,010,048
Telecom Italia Capital, 5.25%, 2013                                              1,500,000             1,469,165
Telefonica Europe B.V., 7.75%, 2010                                              2,130,000             2,294,489
TELUS Corp., 7.5%, 2007                                                            850,000               851,337
Verizon New York, Inc., 6.875%, 2012                                             1,875,000             1,980,728
                                                                                                    ------------
                                                                                                    $ 11,775,802
----------------------------------------------------------------------------------------------------------------
Oil Services - 0.3%
----------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                    $ 1,140,000          $  1,154,253
----------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 4.5%
----------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2549%, 2011 (n)            $ 1,615,000          $  1,615,000
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                    750,000               752,250
Bosphorus Financial Services Ltd., FRN, 7.16%, 2012 (z)                            600,000               606,055
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                 1,209,000             1,173,127
Citigroup, Inc., 5%, 2014                                                          324,000               337,759
Fifth Third Bancorp, 5.45%, 2017                                                 2,000,000             1,992,730
Kazkommerts International B.V., 8.5%, 2013 (n)                                     752,000               795,240
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                    1,017,000             1,038,046
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                  1,978,000             1,943,391
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                 1,453,000             1,445,967
Swedbank AB, FRN, 9%, 2049 (z)                                                   3,120,000             3,412,038
Turanalem Finance B.V., 10%, 2007                                                  550,000               551,414
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                       3,000,000             3,100,809
UFJ Finance Aruba AEC, 6.75%, 2013                                                 980,000             1,056,277
                                                                                                    ------------
                                                                                                    $ 19,820,103
----------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 1.4%
----------------------------------------------------------------------------------------------------------------
Allergan, Inc., 5.75%, 2016                                                    $ 2,000,000          $  2,044,632
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                     1,463,000             1,444,941
Wyeth, 5.45%, 2017                                                               2,500,000             2,501,730
                                                                                                    ------------
                                                                                                    $  5,991,303
----------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.2%
----------------------------------------------------------------------------------------------------------------
Union Pacific Corp., 6.125%, 2012                                              $ 1,000,000          $  1,033,050
----------------------------------------------------------------------------------------------------------------
Real Estate - 3.4%
----------------------------------------------------------------------------------------------------------------
Kimco Realty Corp., REIT, 4.62%, 2010                                          $ 2,160,000          $  2,122,580
Kimco Realty Corp., REIT, 6%, 2012                                               1,649,000             1,708,930
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                              2,000,000             1,989,886
PPF Funding, Inc., REIT, 5.35%, 2012 (z)                                         2,080,000             2,078,390
ProLogis, REIT, 5.5%, 2012                                                       1,980,000             2,002,138
Simon Property Group LP, REIT, 6.375%, 2007                                        125,000               125,567
Simon Property Group LP, REIT, 7.125%, 2009                                      1,100,000             1,132,859
Simon Property Group LP, REIT, 4.6%, 2010                                          909,000               894,216
Simon Property Group LP, REIT, 6.1%, 2016                                        1,000,000             1,042,842
Vornado Realty Trust, REIT, 5.625%, 2007                                           730,000               729,815
Vornado Realty Trust, REIT, 4.5%, 2009                                           1,000,000               980,773
                                                                                                    ------------
                                                                                                    $ 14,807,996
----------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
----------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                $ 1,250,000          $  1,401,780
----------------------------------------------------------------------------------------------------------------
Retailers - 2.1%
----------------------------------------------------------------------------------------------------------------
Federated Retail Holdings, Inc., 5.35%, 2012                                   $   980,000          $    979,509
Home Depot, Inc., 5.4%, 2016                                                     4,000,000             3,917,316
J.C. Penney Corp., Inc., 8%, 2010                                                1,420,000             1,519,691
Limited Brands, Inc., 5.25%, 2014                                                1,500,000             1,435,460
May Department Stores Co., 5.95%, 2008                                           1,406,000             1,419,219
                                                                                                    ------------
                                                                                                    $  9,271,195
----------------------------------------------------------------------------------------------------------------
Supermarkets - 0.8%
----------------------------------------------------------------------------------------------------------------
Kroger Co., 7.8%, 2007                                                         $   815,000          $    820,297
Safeway, Inc., 6.5%, 2008                                                        1,620,000             1,646,463
Safeway, Inc., 4.95%, 2010                                                         486,000               480,641
Safeway, Inc., 6.5%, 2011                                                          630,000               654,703
                                                                                                    ------------
                                                                                                    $  3,602,104
----------------------------------------------------------------------------------------------------------------
Supranational - 0.5%
----------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (n)                                        $ 2,000,000          $  1,949,814
Corporacion Andina de Fomento, 6.875%, 2012                                        200,000               213,464
                                                                                                    ------------
                                                                                                    $  2,163,278
----------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.7%
----------------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 7.625%, 2011                                             $ 2,000,000          $  2,146,184
Vodafone Airtouch PLC, 7.75%, 2010                                               1,000,000             1,065,864
                                                                                                    ------------
                                                                                                    $  3,212,048
----------------------------------------------------------------------------------------------------------------
Telephone Services - 0.3%
----------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                     $ 1,140,000          $  1,177,778
----------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%
----------------------------------------------------------------------------------------------------------------
Philip Morris Capital Corp., 7.5%, 2009                                        $ 1,300,000          $  1,353,820
Reynolds American, Inc., 7.25%, 2012                                               125,000               132,192
                                                                                                    ------------
                                                                                                    $  1,486,012
----------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.0%
----------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                       $   100,000          $    118,917
----------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 5.1%
----------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                         $   658,000          $    636,523
Aid-Israel, 6.6%, 2008                                                               4,123                 4,130
Fannie Mae, 7.25%, 2010                                                          2,425,000             2,573,461
Fannie Mae, 5.25%, 2012                                                          1,000,000             1,012,483
Fannie Mae, 6.125%, 2012                                                           315,000               332,378
Federal Home Loan Bank, 5.25%, 2014                                              6,000,000             6,123,270
Freddie Mac, 4.125%, 2010                                                        3,110,000             3,049,000
Freddie Mac, 6.875%, 2010                                                        1,038,000             1,104,751
Small Business Administration, 5.37%, 2016                                         736,244               746,183
Small Business Administration, 5.94%, 2016                                         838,754               862,088
Small Business Administration, 4.93%, 2024                                         792,590               787,014
Small Business Administration, 5.18%, 2024                                       2,464,002             2,475,369
Small Business Administration, 4.76%, 2025                                       1,575,072             1,530,888
Small Business Administration, 5.39%, 2025                                       1,079,205             1,091,693
                                                                                                    ------------
                                                                                                    $ 22,329,231
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 3.4%
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                $ 1,759,000          $  1,847,981
U.S. Treasury Notes, 4.25%, 2010 (f)                                            13,100,000            12,999,196
                                                                                                    ------------
                                                                                                    $ 14,847,177
----------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.5%
----------------------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                                          $   225,000          $    255,460
Dominion Resources, Inc., FRN, 5.687%, 2008                                      2,120,000             2,125,014
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                 273,000               309,516
Exelon Generation Co. LLC, 6.95%, 2011                                           2,225,000             2,345,074
FirstEnergy Corp., 6.45%, 2011                                                   1,540,000             1,615,177
FPL Group Capital, Inc., 5.551%, 2008                                            1,868,200             1,870,188
HQI Transelec Chile S.A., 7.875%, 2011                                           1,185,000             1,272,109
MidAmerican Energy Holdings Co., 4.625%, 2007                                      310,000               308,882
MidAmerican Energy Holdings Co., 3.5%, 2008                                        119,000               116,873
National Grid PLC, 6.3%, 2016                                                    2,000,000             2,099,744
NiSource Finance Corp., 7.875%, 2010                                               950,000             1,030,806
Oncor Electric Delivery Co., 5%, 2007                                              325,000               324,323
Progress Energy, Inc., 7.1%, 2011                                                  423,000               451,799
Progress Energy, Inc., 5.625%, 2016                                              1,264,000             1,277,305
System Energy Resources, Inc., 5.129%, 2014 (n)                                    770,820               754,501
TXU Energy Co., 6.125%, 2008                                                       375,000               376,930
TXU Energy Co., 7%, 2013                                                         1,745,000             1,816,952
Virginia Electric & Power Co., 4.1%, 2008                                        1,226,000             1,203,312
                                                                                                    ------------
                                                                                                    $ 19,553,965
----------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $426,409,729)                                                         $424,144,126
----------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.6%
----------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 5/01/07,
at Amortized Cost and Value (y)                                                $ 6,742,000          $  6,742,000
----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $433,151,729) (k)                                               $430,886,126
----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.3%                                                                  5,764,114
----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                 $436,650,240
----------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $413,010,445 and 95.85% of market value. An independent pricing service provided an evaluated bid for 95.77% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $53,437,727, representing
    12.2% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                          CURRENT
                                                        ACQUISITION       ACQUISITION      MARKET     TOTAL % OF
RESTRICTED SECURITIES                                      DATE               COST          VALUE     NET ASSETS
----------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 5.59%, 2036          2/23/06            $998,763    $1,000,746

Bayview Commercial Asset Trust, FRN, 0.8788%, 2036        5/16/06             526,948       533,538

Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.12%, 2040                                   3/01/06             734,717       734,715

Bosphorus Financial Services Ltd., FRN, 7.16%, 2012       3/08/05             600,000       606,055

Brascan Real Estate, FRN, 6.9581%, 2040                   9/14/04             418,000       415,408

Brazilian Merchant Voucher Receivables
Ltd., 5.911%, 2011                                   7/02/03 - 3/08/07     $1,658,199    $1,667,608

Falcon Franchise Loan LLC, FRN, 4.1216%, 2025             1/29/03             170,071       125,895

PPF Funding, Inc., REIT, 5.35%, 2012                 4/04/07 - 4/12/07      2,074,961     2,078,390

Putnam Structured Product Funding, CDO,
FRN, 5.77%, 2008                                          9/23/03             228,814       229,157

Swedbank AB, FRN, 9%, 2049                                4/16/07           3,420,955     3,412,038

Timberstar Trust, 5.668%, 2036                           10/13/06           1,100,000     1,113,234

Time Warner Cable, Inc., 5.4%, 2012                       4/04/07             998,150     1,002,777
----------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                              $12,919,561      3.0%
                                                                                         =======================

The following abbreviations are used in this report and are defined:
CDO       Collateralized Debt Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust

FUTURES CONTRACTS OUTSTANDING AT 4/30/07
                                                                                                   UNREALIZED
                                                                                EXPIRATION        APPRECIATION
DESCRIPTION                                    CONTRACTS          VALUE            DATE          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Note 5 year (Short)                 76           $ 8,042,938        Jun-07             $14,171

U.S. Treasury Note 10 year (Short)                93            10,074,516        Jun-07                 (91)
----------------------------------------------------------------------------------------------------------------
                                                                                                     $14,080
                                                                                                     =======

SWAP AGREEMENTS AT 4/30/07

                                                                                                    UNREALIZED
                        NOTIONAL                              CASH FLOWS          CASH FLOWS       APPRECIATION
EXPIRATION               AMOUNT      COUNTERPARTY             TO RECEIVE            TO PAY        (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS

6/20/09      USD      1,650,000     Goldman Sachs                (1)          1.3% (fixed rate)       $(3,198)
                                    International

6/20/09      USD      1,940,000     Goldman Sachs          1.35% (fixed rate)         (2)                 803
                                    International

3/20/17      USD      2,000,000     JPMorgan Chase Bank    0.49% (fixed rate)         (3)             (15,391)
                                                                                                     --------
                                                                                                     $(17,786)
                                                                                                     ========

(1) Fund to receive notional amount upon a defined credit default event by GMAC, 6.875%, 8/28/12.
(2) Fund to pay notional amount upon a defined credit default event by Residential Capital Corp., 6.5%, 4/17/13.
(3) Fund to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp.,
    6.75%, 7/15/11.

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $433,151,729)              $430,886,126
Cash                                                                     18,935
Receivable for fund shares sold                                       1,504,785
Interest receivable                                                   4,794,265
Unrealized appreciation on credit default swaps                             803
Other assets                                                              6,027
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $437,210,941
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $268,885
Payable for daily variation margin on open futures contracts             68,797
Payable for fund shares reacquired                                       59,742
Unrealized depreciation on credit default swaps                          18,589
Payable to affiliates
  Management fee                                                         14,242
  Shareholder servicing costs                                            28,633
  Distribution and service fees                                           2,705
  Administrative services fee                                               927
  Retirement plan administration and services fees                           23
Payable for independent trustees' compensation                            1,408
Accrued expenses and other liabilities                                   96,750
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                              $560,701
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $436,650,240
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $449,353,006
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          (2,269,309)
Accumulated net realized gain (loss) on investments                 (10,786,310)
Undistributed net investment income                                     352,853
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $436,650,240
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    44,199,248
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $83,046,176
  Shares outstanding                                                  8,404,265
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $9.88
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25 X net asset
  value per share)                                                                               $10.37
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $8,164,434
  Shares outstanding                                                    826,306
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $9.88
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $3,634,692
  Shares outstanding                                                    367,378
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $9.89
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $340,479,393
  Shares outstanding                                                 34,467,193
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.88
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $134,688
  Shares outstanding                                                     13,633
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.88
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $74,719
  Shares outstanding                                                      7,558
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.89
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $227,339
  Shares outstanding                                                     22,994
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.89
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $611,782
  Shares outstanding                                                     61,894
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.88
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $222,509
  Shares outstanding                                                     22,514
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.88
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $54,508
  Shares outstanding                                                      5,513
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.89
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 4/30/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.


NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                            $21,356,663
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $2,018,993
  Distribution and service fees                                           414,773
  Shareholder servicing costs                                             406,876
  Administrative services fee                                              80,671
  Retirement plan administration and services fees                          2,473
  Independent trustees' compensation                                       11,697
  Custodian fee                                                           188,238
  Shareholder communications                                               24,412
  Auditing fees                                                            42,731
  Legal fees                                                                7,670
  Miscellaneous                                                            95,567
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $3,294,101
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (39,409)
  Reduction of expenses by investment adviser and distributor            (966,039)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $2,288,653
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $19,068,010
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                               $(726,226)
  Futures contracts                                                      (457,287)
  Swap transactions                                                         8,236
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    $(1,175,277)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                          $8,305,201
  Futures contracts                                                      (272,110)
  Swap transactions                                                       (17,786)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $8,015,305
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $6,840,028
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $25,908,038
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                            YEARS ENDED 4/30
                                                                  ------------------------------------
                                                                         2007                     2006

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                             $19,068,010              $14,408,602
Net realized gain (loss) on investments                            (1,175,277)              (1,335,495)
Net unrealized gain (loss) on investments                           8,015,305               (9,154,463)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $25,908,038               $3,918,644
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(3,845,839)             $(3,027,257)
  Class B                                                            (375,266)                (416,868)
  Class C                                                            (184,052)                (171,233)
  Class I                                                         (15,826,266)             (12,037,599)
  Class R                                                             (10,860)                 (11,534)
  Class R1                                                             (2,562)                  (1,806)
  Class R2                                                             (8,967)                  (3,325)
  Class R3                                                            (20,671)                  (3,578)
  Class R4                                                             (7,781)                  (2,945)
  Class R5                                                             (2,626)                  (2,270)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(20,284,890)            $(15,678,415)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $51,755,439              $71,335,670
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $57,378,587              $59,575,899
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            379,271,653              319,695,754

At end of period (including undistributed net investment
income of $352,853 and $102,721, respectively)                   $436,650,240             $379,271,653
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years.
Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                          YEARS ENDED 4/30
                                                    --------------------------------------------------------------------------
                                                          2007            2006            2005            2004            2003
Net asset value, beginning of period                     $9.74          $10.07          $10.19          $10.43           $9.92
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.45           $0.40           $0.37           $0.34           $0.35
  Net realized and unrealized gain (loss)
  on investments                                          0.17           (0.29)          (0.04)          (0.11)           0.68
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.62           $0.11           $0.33           $0.23           $1.03
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                            $(0.48)         $(0.44)         $(0.45)         $(0.46)         $(0.51)
  From net realized gain on investments                     --              --              --           (0.01)          (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders            $(0.48)         $(0.44)         $(0.45)         $(0.47)         $(0.52)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.88           $9.74          $10.07          $10.19          $10.43
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                6.55            1.07            3.33            2.27           10.59
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.06            1.12            1.10            1.16            1.41
Expenses after expense reductions (f)                     0.66            0.70            0.70            0.74            0.75
Net investment income                                     4.64            4.04            3.59            3.26            3.48
Portfolio turnover                                          32              30              34              40              79
Net assets at end of period (000 omitted)              $83,046         $71,199         $64,090         $49,065         $36,151
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                          YEARS ENDED 4/30
                                                    --------------------------------------------------------------------------
                                                          2007            2006            2005            2004            2003
Net asset value, beginning of period                     $9.75          $10.07          $10.19          $10.43           $9.92
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.37           $0.32           $0.28           $0.25           $0.27
  Net realized and unrealized gain (loss)
  on investments                                          0.16           (0.29)          (0.03)          (0.10)           0.67
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.53           $0.03           $0.25           $0.15           $0.94
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                            $(0.40)         $(0.35)         $(0.37)         $(0.38)         $(0.42)
  From net realized gain on investments                     --              --              --           (0.01)          (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders            $(0.40)         $(0.35)         $(0.37)         $(0.39)         $(0.43)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.88           $9.75          $10.07          $10.19          $10.43
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                5.54            0.32            2.45            1.41            9.66
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.71            1.77            1.75            1.81            2.06
Expenses after expense reductions (f)                     1.51            1.55            1.55            1.59            1.60
Net investment income                                     3.75            3.17            2.75            2.40            2.63
Portfolio turnover                                          32              30              34              40              79
Net assets at end of period (000 omitted)               $8,164          $9,966         $13,029         $13,927         $15,603
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS  C                                                                         YEARS ENDED 4/30
                                                    --------------------------------------------------------------------------
                                                          2007            2006            2005            2004            2003
Net asset value, beginning of period                     $9.75          $10.08          $10.20          $10.43           $9.92
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.38           $0.32           $0.28           $0.25           $0.26
  Net realized and unrealized gain (loss)
  on investments                                          0.16           (0.30)          (0.03)          (0.09)           0.68
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $0.54           $0.02           $0.25           $0.16           $0.94
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                            $(0.40)         $(0.35)         $(0.37)         $(0.38)         $(0.42)
  From net realized gain on investments                     --              --              --           (0.01)          (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders            $(0.40)         $(0.35)         $(0.37)         $(0.39)         $(0.43)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $9.89           $9.75          $10.08          $10.20          $10.43
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                5.65            0.22            2.46            1.51            9.63
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    1.72            1.77            1.75            1.81            2.06
Expenses after expense reductions (f)                     1.52            1.55            1.55            1.59            1.60
Net investment income                                     3.81            3.17            2.78            2.40            2.60
Portfolio turnover                                          32              30              34              40              79
Net assets at end of period (000 omitted)               $3,635          $4,232          $5,435          $6,553          $4,671
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                        YEARS ENDED 4/30
                                                ------------------------------------------------------------------------------
                                                       2007             2006             2005             2004            2003
Net asset value, beginning of period                  $9.74           $10.07           $10.19           $10.42           $9.92
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                           $0.47            $0.42            $0.38            $0.35           $0.34
  Net realized and unrealized gain (loss)
  on investments                                       0.17            (0.30)           (0.03)           (0.09)           0.69
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                      $0.64            $0.12            $0.35            $0.26           $1.03
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                         $(0.50)          $(0.45)          $(0.47)          $(0.48)         $(0.52)
  From net realized gain on investments                  --               --               --            (0.01)          (0.01)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders         $(0.50)          $(0.45)          $(0.47)          $(0.49)         $(0.53)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $9.88            $9.74           $10.07           $10.19          $10.42
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                6.71             1.22             3.48             2.52           10.65
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                 0.71             0.77             0.75             0.81            1.06
Expenses after expense reductions (f)                  0.51             0.55             0.55             0.59            0.60
Net investment income                                  4.79             4.20             3.73             3.42            3.58
Portfolio turnover                                       32               30               34               40              79
Net assets at end of period (000 omitted)          $340,479         $293,001         $236,598         $165,586         $47,031
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                           YEARS ENDED 4/30
                                                      -----------------------------------------------------------------------
                                                         2007            2006            2005            2004         2003(i)
Net asset value, beginning of period                    $9.74          $10.07          $10.19          $10.43          $10.35
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                             $0.43           $0.36           $0.32           $0.31           $0.10
  Net realized and unrealized gain (loss)
  on investments                                         0.16           (0.29)          (0.02)          (0.11)           0.13(g)
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                        $0.59           $0.07           $0.30           $0.20           $0.23
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $(0.45)         $(0.40)         $(0.42)         $(0.43)         $(0.15)
  From net realized gain on investments                    --              --              --           (0.01)             --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders           $(0.45)         $(0.40)         $(0.42)         $(0.44)         $(0.15)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $9.88           $9.74          $10.07          $10.19          $10.43
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                  6.18            0.72            2.97            1.92            2.26(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                   1.22            1.27            1.25            1.31            1.56(a)
Expenses after expense reductions (f)                    1.02            1.05            1.05            1.09            1.10(a)
Net investment income                                    4.28            3.67            3.24            2.96            3.06(a)
Portfolio turnover                                         32              30              34              40              79
Net assets at end of period (000 omitted)                $135            $292            $301            $325             $48
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                                                YEARS ENDED 4/30
                                                                         -------------------------------------------
                                                                            2007              2006           2005(i)
Net asset value, beginning of period                                       $9.75            $10.07            $10.00
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.36             $0.30             $0.02
  Net realized and unrealized gain (loss) on investments                    0.17             (0.28)             0.08(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $0.53             $0.02             $0.10
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.39)           $(0.34)           $(0.03)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $9.89             $9.75            $10.07
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     5.55              0.18              0.97(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.90              1.97              2.03(a)
Expenses after expense reductions (f)                                       1.61              1.69              1.83(a)
Net investment income                                                       3.70              3.05              2.52(a)
Portfolio turnover                                                            32                30                34
Net assets at end of period (000 omitted)                                    $75               $57               $51
--------------------------------------------------------------------------------------------------------------------

CLASS R2                                                                                YEARS ENDED 4/30
                                                                         -------------------------------------------
                                                                            2007              2006           2005(i)
Net asset value, beginning of period                                       $9.75            $10.07            $10.00
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.40             $0.33             $0.02
  Net realized and unrealized gain (loss) on investments                    0.17             (0.28)             0.08(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $0.57             $0.05             $0.10
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.43)           $(0.37)           $(0.03)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $9.89             $9.75            $10.07
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     5.91              0.51              1.00(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      1.60              1.67              1.73(a)
Expenses after expense reductions (f)                                       1.26              1.34              1.53(a)
Net investment income                                                       4.04              3.48              2.81(a)
Portfolio turnover                                                            32                30                34
Net assets at end of period (000 omitted)                                   $227              $160               $51
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                                           YEARS ENDED 4/30
                                                           -------------------------------------------------------------
                                                              2007              2006              2005           2004(i)
Net asset value, beginning of period                         $9.75            $10.07            $10.19            $10.29
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.42             $0.35             $0.30             $0.14
  Net realized and unrealized gain (loss) on
  investments                                                 0.15             (0.29)            (0.03)            (0.03)(g)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             $0.57             $0.06             $0.27             $0.11
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.44)           $(0.38)           $(0.39)           $(0.20)
  From net realized gain on investments                         --                --                --             (0.01)
------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(0.44)           $(0.38)           $(0.39)           $(0.21)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $9.88             $9.75            $10.07            $10.19
------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                       5.91              0.63              2.71              1.05(n)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.44              1.52              1.50              1.54(a)
Expenses after expense reductions (f)                         1.15              1.23              1.30              1.32(a)
Net investment income                                         4.16              3.60              2.99              2.71(a)
Portfolio turnover                                              32                30                34                40
Net assets at end of period (000 omitted)                     $612              $179               $42               $40
------------------------------------------------------------------------------------------------------------------------

CLASS R4                                                                                    YEARS ENDED 4/30
                                                                             -------------------------------------------
                                                                                2007              2006           2005(i)
Net asset value, beginning of period                                           $9.75            $10.07            $10.00
------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                    $0.43             $0.38             $0.03
  Net realized and unrealized gain (loss) on investments                        0.16             (0.29)             0.07(g)
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                               $0.59             $0.09             $0.10
------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                  $(0.46)           $(0.41)           $(0.03)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                 $9.88             $9.75            $10.07
------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                         6.18              0.93              1.04(n)
------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                          1.11              1.17              1.22(a)
Expenses after expense reductions (f)                                           0.91              0.95              1.02(a)
Net investment income                                                           4.39              3.84              3.32(a)
Portfolio turnover                                                                32                30                34
Net assets at end of period (000 omitted)                                       $223              $134               $51
------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                                                YEARS ENDED 4/30
                                                                         -------------------------------------------
                                                                            2007              2006           2005(i)
Net asset value, beginning of period                                       $9.75            $10.07            $10.00
--------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                $0.46             $0.41             $0.03
  Net realized and unrealized gain (loss) on investments                    0.17             (0.29)             0.08(g)
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           $0.63             $0.12             $0.11
--------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                              $(0.49)           $(0.44)           $(0.04)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $9.89             $9.75            $10.07
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     6.60              1.23              1.06(n)
--------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                      0.81              0.87              0.93(a)
Expenses after expense reductions (f)                                       0.61              0.65              0.73(a)
Net investment income                                                       4.69              4.08              3.63(a)
Portfolio turnover                                                            32                30                34
Net assets at end of period (000 omitted)                                    $55               $51               $51
--------------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), October 31, 2003 (Class R3), and April
    1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Intermediate Investment Grade Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders is as follows:

                                            4/30/07       4/30/06

          Ordinary income (including any
          short-term capital gains)       $20,284,890   $15,678,415

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07

          Cost of investments                          $436,181,204
          ---------------------------------------------------------
          Gross appreciation                              1,692,894
          Gross depreciation                             (6,987,972)
          ---------------------------------------------------------
          Net unrealized appreciation (depreciation)    $(5,295,078)
          Undistributed ordinary income                   2,139,560
          Capital loss carryforwards                     (6,960,191)
          Post-October capital loss deferral               (781,249)
          Other temporary differences                    (1,805,808)

As of April 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              4/30/12                               $(108,693)
              4/30/13                              (1,464,107)
              4/30/14                              (1,670,568)
              4/30/15                              (3,716,823)
              ------------------------------------------------
                                                  $(6,960,191)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the year ended April 30, 2007, this waiver amounted to $807,597 and is reflected as a reduction of total expenses in the Statement of Operations.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This written agreement will continue through August 31, 2007 unless changed or rescinded by the fund's Board of Trustees.

For the year ended April 30, 2007, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,850 for the year ended April 30, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.15%            $272,404
Class B                             0.75%              0.25%              1.00%             1.00%              91,961
Class C                             0.75%              0.25%              1.00%             1.00%              45,004
Class R                             0.25%              0.25%              0.50%             0.50%               1,188
Class R1                            0.50%              0.25%              0.75%             0.75%                 481
Class R2                            0.25%              0.25%              0.50%             0.50%               1,030
Class R3                            0.25%              0.25%              0.50%             0.50%               2,292
Class R4                               --              0.25%              0.25%             0.25%                 413
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                          $414,773

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended April
    30, 2007, based on each class' average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver arrangement through September 1, 2007. For the year ended April 30, 2007, this waiver amounted to $77,830 and is reflected as a reduction of total expenses in the Statement of Operations.
    Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. Assets attributable to Class B shares are currently subject to a Class B service fee of 0.15% annually. The remaining portion of the Class B service fee is not in effect on such assets but may be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through September 1, 2007. For the year ended April 30, 2007, this waiver amounted to $77,830 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2007, were as follows:

                                                       AMOUNT

              Class A                                     $12
              Class B                                  22,514
              Class C                                     336

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2007, the fee was $317,579, which equated to 0.0786% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $82,434. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended April 30, 2007, was equivalent to an annual effective rate of 0.020% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended April 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                            BEGINNING OF PERIOD        EFFECTIVE              ANNUAL            TOTAL
                              THROUGH 3/31/07            4/1/07         EFFECTIVE RATE (g)     AMOUNT
Class R1                           0.45%                 0.35%                0.35%            $  282
Class R2                           0.40%                 0.25%                0.25%               796
Class R3                           0.25%                 0.15%                0.15%             1,094
Class R4                           0.15%                 0.15%                0.15%               248
Class R5                           0.10%                 0.10%                0.10%                53
-----------------------------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                                         $2,473

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for
    Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended April 30, 2007, the waiver amounted to $747 and is reflected as a reduction of total expenses in the Statement of
    Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2007, the fee paid to Tarantino LLC was $2,589. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,035, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                      PURCHASES           SALES

U.S. government securities                          $22,642,807     $25,766,450
-------------------------------------------------------------------------------
Investments (non-U.S. government securities)        149,737,535      98,722,187
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                       YEAR ENDED                      YEAR ENDED
                                                        4/30/07                         4/30/06
                                                SHARES          AMOUNT          SHARES          AMOUNT
Shares sold
  Class A                                       3,049,895      $29,925,655      2,532,050      $25,221,246
  Class B                                         235,850        2,311,574        162,015        1,614,979
  Class C                                         176,201        1,727,945         93,708          933,302
  Class I                                       4,082,998       40,136,545      5,598,689       55,612,350
  Class R                                           3,839           37,696         29,405          293,878
  Class R1                                          2,795           27,583            647            6,387
  Class R2                                         23,240          228,095         13,836          137,626
  Class R3                                        137,806        1,356,216         14,127          139,730
  Class R4                                         22,804          224,204         11,514          113,179
  Class R5                                             --               --             --               --
-----------------------------------------------------------------------------------------------------------
                                                7,735,428      $75,975,513      8,455,991      $84,072,677

Shares issued to shareholders in
reinvestment of distributions
  Class A                                          97,702         $959,859         92,545         $919,873
  Class B                                          29,623          290,941         33,549          333,795
  Class C                                          13,020          128,012         12,544          124,889
  Class I                                       1,610,841       15,826,195      1,212,643       12,037,588
  Class R                                           1,083           10,633          1,149           11,415
  Class R1                                            261            2,562            182            1,806
  Class R2                                            911            8,967            336            3,325
  Class R3                                          2,067           20,364            362            3,577
  Class R4                                            791            7,781            293            2,903
  Class R5                                            267            2,626            228            2,270
-----------------------------------------------------------------------------------------------------------
                                                1,756,566      $17,257,940      1,353,831      $13,441,441

Shares reacquired
  Class A                                      (2,050,784)    $(20,137,266)    (1,681,384)    $(16,719,273)
  Class B                                        (461,692)      (4,527,654)      (466,569)      (4,638,436)
  Class C                                        (255,817)      (2,518,027)      (211,511)      (2,106,777)
  Class I                                      (1,307,607)     (12,805,661)      (236,604)      (2,348,693)
  Class R                                         (21,307)        (208,656)       (30,416)        (304,831)
  Class R1                                         (1,341)         (13,284)            --               --
  Class R2                                        (17,586)        (173,277)        (2,758)         (27,112)
  Class R3                                        (96,296)        (948,884)          (297)          (2,896)
  Class R4                                        (14,813)        (145,305)        (3,092)         (30,430)
  Class R5                                             --               --             --               --
-----------------------------------------------------------------------------------------------------------
                                               (4,227,243)    $(41,478,014)    (2,632,631)    $(26,178,448)

Net change
  Class A                                       1,096,813      $10,748,248        943,211       $9,421,846
  Class B                                        (196,219)      (1,925,139)      (271,005)      (2,689,662)
  Class C                                         (66,596)        (662,070)      (105,259)      (1,048,586)
  Class I                                       4,386,232       43,157,079      6,574,728       65,301,245
  Class R                                         (16,385)        (160,327)           138              462
  Class R1                                          1,715           16,861            829            8,193
  Class R2                                          6,565           63,785         11,414          113,839
  Class R3                                         43,577          427,696         14,192          140,411
  Class R4                                          8,782           86,680          8,715           85,652
  Class R5                                            267            2,626            228            2,270
-----------------------------------------------------------------------------------------------------------
                                                5,264,751      $51,755,439      7,177,191      $71,335,670

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund and MFS Moderate Allocation Fund were the owners of record of approximately 25% and 51%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, and the MFS Lifetime 2020 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended April 30, 2007, the fund's commitment fee and interest expense were $1,693 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IX and the Shareholders of MFS Intermediate Investment Grade Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Intermediate Investment Grade Bond Fund (one of the portfolios comprising MFS Series Trust IX (the "Trust")) as of April 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Intermediate Investment Grade Bond Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 13, 2007

TRUSTEES AND OFFICERS --

IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                                     PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD         TRUSTEE/OFFICER              THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND                SINCE(h)                 OTHER DIRECTORSHIPS(j)
-------------------               ----------------         ---------------    -----------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee                  February 2004       Massachusetts Financial Services Company,
(born 10/20/63)                                                               Chief Executive Officer, President, Chief
                                                                              Investment Officer and Director

Robert C. Pozen(k)               Trustee                  February 2004       Massachusetts Financial Services Company,
(born 8/08/46)                                                                Chairman (since February 2004); MIT Sloan
                                                                              School (education), Senior Lecturer (since
                                                                              2006); Secretary of Economic Affairs, The
                                                                              Commonwealth of Massachusetts (January
                                                                              2002 to December 2002); Fidelity
                                                                              Investments, Vice Chairman (June 2000 to
                                                                              December 2001); Fidelity Management &
                                                                              Research Company (investment adviser),
                                                                              President (March 1997 to July 2001); Bell
                                                                              Canada Enterprises (telecommunications),
                                                                              Director; Medtronic, Inc. (medical
                                                                              technology), Director; Telesat (satellite
                                                                              communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair        February 1992       Private investor; Eastern Enterprises
(born 5/01/36)                   of Trustees                                  (diversified services company), Chairman,
                                                                              Trustee and Chief Executive Officer (until
                                                                              November 2000)

Robert E. Butler(n)              Trustee                  January 2006        Consultant - regulatory and compliance
(born 11/29/41)                                                               matters (since July 2002);
                                                                              PricewaterhouseCoopers LLP (professional
                                                                              services firm), Partner (November 2000
                                                                              until June 2002)

Lawrence H. Cohn, M.D.           Trustee                  August 1993         Brigham and Women's Hospital, Chief of
(born 3/11/37)                                                                Cardiac Surgery (2005); Harvard Medical
                                                                              School, Professor of Cardiac Surgery;
                                                                              Physician Director of Medical Device
                                                                              Technology for Partners HealthCare

David H. Gunning                 Trustee                  January 2004        Cleveland-Cliffs Inc. (mining products
(born 5/30/42)                                                                and service provider), Vice
                                                                              Chairman/Director (since April 2001);
                                                                              Portman Limited (mining), Director (since
                                                                              2005); Encinitos Ventures (private
                                                                              investment company), Principal (1997 to
                                                                              April 2001); Lincoln Electric Holdings,
                                                                              Inc. (welding equipment manufacturer),
                                                                              Director

William R. Gutow                 Trustee                  December 1993       Private investor and real estate consultant;
(born 9/27/41)                                                                Capitol Entertainment Management Company
                                                                              (video franchise), Vice Chairman; Atlantic
                                                                              Coast Tan (tanning salons), Vice Chairman
                                                                              (since 2002)

Michael Hegarty                  Trustee                  December 2004       Retired; AXA Financial (financial services
(born 12/21/44)                                                               and insurance), Vice Chairman and Chief
                                                                              Operating Officer (until May 2001); The
                                                                              Equitable Life Assurance Society
                                                                              (insurance), President and Chief Operating
                                                                              Officer (until May 2001)

Lawrence T. Perera               Trustee                  July 1981           Hemenway & Barnes (attorneys), Partner
(born 6/23/35)

J. Dale Sherratt                 Trustee                  August 1993         Insight Resources, Inc. (acquisition
(born 9/23/38)                                                                planning specialists), President;
                                                                              Wellfleet Investments (investor in health
                                                                              care companies), Managing General Partner
                                                                              (since 1993); Cambridge Nutraceuticals
                                                                              (professional nutritional products), Chief
                                                                              Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee                  March 2005          Private investor; Prism Venture Partners
(born 8/05/57)                                                                (venture capital), Co-founder and General
                                                                              Partner (until June 2004); St. Paul
                                                                              Travelers Companies (commercial property
                                                                              liability insurance), Director

Robert W. Uek                    Trustee                  January 2006        Retired (since 1999); PricewaterhouseCoopers
(born 5/18/41)                                                                LLP (professional services firm), Partner
                                                                              (until 1999); Consultant to investment
                                                                              company industry (since 2000); TT
                                                                              International Funds (mutual fund complex),
                                                                              Trustee (2000 until 2005); Hillview
                                                                              Investment Trust II Funds (mutual fund
                                                                              complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President                November 2005       Massachusetts Financial Services Company,
(born 12/01/58)                                                               Executive Vice President and Chief
                                                                              Regulatory Officer (since March 2004);
                                                                              Fidelity Management & Research Company,
                                                                              Vice President (prior to March 2004);
                                                                              Fidelity Group of Funds, President and
                                                                              Treasurer (prior to March 2004)

Tracy Atkinson(k)                Treasurer                September 2005      Massachusetts Financial Services Company,
(born 12/30/64)                                                               Senior Vice President (since September
                                                                              2004); PricewaterhouseCoopers LLP, Partner
                                                                              (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary      July 2005           Massachusetts Financial Services Company,
(born 1/18/74)                   and Assistant Clerk                          Vice President and Senior Counsel (since
                                                                              April 2003); Kirkpatrick & Lockhart LLP
                                                                              (law firm), Associate (prior to April
                                                                              2003)

Ethan D. Corey(k)                Assistant Secretary      July 2005           Massachusetts Financial Services Company,
(born 11/21/63)                  and Assistant Clerk                          Special Counsel (since December 2004);
                                                                              Dechert LLP (law firm), Counsel (prior to
                                                                              December 2004)

David L. DiLorenzo(k)            Assistant Treasurer      July 2005           Massachusetts Financial Services Company,
(born 8/10/68)                                                                Vice President (since June 2005); JP
                                                                              Morgan Investor Services, Vice President
                                                                              (prior to June 2005)

Timothy M. Fagan(k)              Assistant Secretary      September 2005      Massachusetts Financial Services Company,
(born 7/10/68)                   and Assistant Clerk                          Vice President and Senior Counsel (since
                                                                              September 2005); John Hancock Advisers,
                                                                              LLC, Vice President and Chief Compliance
                                                                              Officer (September 2004 to August 2005),
                                                                              Senior Attorney (prior to September 2004);
                                                                              John Hancock Group of Funds, Vice
                                                                              President and Chief Compliance Officer
                                                                              (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer      July 2005           Massachusetts Financial Services Company,
(born 10/27/70)                                                               Vice President (since May 2005); JP Morgan
                                                                              Investment Management Company, Vice
                                                                              President (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary      June 2006           Massachusetts Financial Services Company,
(born 3/07/73)                   and Assistant Clerk                          Assistant Vice President and Counsel
                                                                              (since May 2006); John Hancock Advisers,
                                                                              LLC, Assistant Vice President and Counsel
                                                                              (May 2005 to April 2006); John Hancock
                                                                              Advisers, LLC, Attorney and Assistant
                                                                              Secretary (prior to May 2005)

Ellen Moynihan(k)                Assistant Treasurer      April 1997          Massachusetts Financial Services Company,
(born 11/13/57)                                                               Senior Vice President

Susan S. Newton(k)               Assistant Secretary      May 2005            Massachusetts Financial Services Company,
(born 3/07/50)                   and Assistant Clerk                          Senior Vice President and Associate
                                                                              General Counsel (since April 2005); John
                                                                              Hancock Advisers, LLC, Senior Vice
                                                                              President, Secretary and Chief Legal
                                                                              Officer (prior to April 2005); John
                                                                              Hancock Group of Funds, Senior Vice
                                                                              President, Secretary and Chief Legal
                                                                              Officer (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary      July 2005           Massachusetts Financial Services Company,
(born 11/05/70)                  and Assistant Clerk                          Counsel (since June 2004); Bingham
Vice President and Senior                                                     McCutchen LLP (law firm), Associate (prior
                                                                              to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk      January 2006        Massachusetts Financial Services Company,
(born 5/01/52)                                                                Executive Vice President, General Counsel
                                                                              and Secretary (since January 2006); Wilmer
                                                                              Cutler Pickering Hale and Dorr LLP (law
                                                                              firm), Partner (prior to January 2006)

Frank L. Tarantino               Independent Chief        June 2004           Tarantino LLC (provider of compliance
(born 3/07/44)                   Compliance Officer                           services), Principal (since June 2004);
                                                                              CRA Business Strategies Group (consulting
                                                                              services), Executive Vice President (April
                                                                              2003 to June 2004); David L. Babson & Co.
                                                                              (investment adviser), Managing Director,
                                                                              Chief Administrative Officer and Director
                                                                              (prior to March 2003)

James O. Yost(k)                 Assistant Treasurer      September 1990      Massachusetts Financial Services Company,
(born 6/12/60)                                                                Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e.,
    "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940
    Act), which is the principal federal law governing investment companies like the fund, as a result of position with
    MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS.
As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-----------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA                         225 Franklin Street, Boston, MA 02110
02116-3741
                                                        Effective May 1, 2007, the custodian changed to:
DISTRIBUTOR                                             JPMorgan Chase Bank
MFS Fund Distributors, Inc.                             One Chase Manhattan Plaza
500 Boylston Street, Boston, MA                         New York, NY 10081
02116-3741
                                                        INDEPENDENT REGISTERED PUBLIC
PORTFOLIO MANAGER                                       ACCOUNTING FIRM
James Calmas                                            Deloitte & Touche LLP
                                                        200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                               ANNUAL REPORT

                                                      MFS(R) RESEARCH BOND FUND

LETTER FROM THE CEO                                              1
------------------------------------------------------------------
PORTFOLIO COMPOSITION                                            2
------------------------------------------------------------------
MANAGEMENT REVIEW                                                3
------------------------------------------------------------------
PERFORMANCE SUMMARY                                              4
------------------------------------------------------------------
EXPENSE TABLE                                                    7
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         9
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                             24
------------------------------------------------------------------
STATEMENT OF OPERATIONS                                         27
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                             28
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            30
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                   44
------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         57
------------------------------------------------------------------
TRUSTEES AND OFFICERS                                           58
------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   64
------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                           64
------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                  64
------------------------------------------------------------------
FEDERAL TAX INFORMATION                                         64
------------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                           65
------------------------------------------------------------------
CONTACT INFORMATION                                     BACK COVER
------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                        4/30/07
                                                                        RBF-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      91.5%
              Floating Rate Loans                         0.3%
              Cash & Other Net Assets                     8.2%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                      33.9%
              ------------------------------------------------
              U.S. Treasury Securities                   18.4%
              ------------------------------------------------
              Mortgage-Backed Securities                 13.3%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities      12.4%
              ------------------------------------------------
              High Yield Corporates                       4.7%
              ------------------------------------------------
              Emerging Market Bonds                       3.2%
              ------------------------------------------------
              U.S. Government Agencies                    2.8%
              ------------------------------------------------
              Asset-Backed Securities                     1.6%
              ------------------------------------------------
              Collateralized Debt Obligations             0.9%
              ------------------------------------------------
              Floating Rate Loans                         0.3%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        53.0%
              ------------------------------------------------
              AA                                          7.0%
              ------------------------------------------------
              A                                           8.0%
              ------------------------------------------------
              BBB                                        24.9%
              ------------------------------------------------
              BB                                          3.6%
              ------------------------------------------------
              B                                           2.9%
              ------------------------------------------------
              Not Rated                                   0.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      4.6
              ------------------------------------------------
              Average Life (i)(m)                      6.9 yrs
              ------------------------------------------------
              Average Maturity (i)(m)                 14.8 yrs
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA-
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 04/30/07.

Percentages are based on net assets as of 04/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended April 30, 2007, Class A shares of the MFS Research Bond Fund provided a total return of 7.08%, at net asset value. This compares with a return of 7.35% for the fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index (the Lehman Index).

DETRACTORS FROM PERFORMANCE

The fund's overweighted position in U.S. Treasuries detracted from results relative to the Lehman Index. The fund's holdings of asset-backed securities were also a drag on performance. Our underweighted position in the strong-performing mortgage-backed securities sector hurt relative results over the reporting period. This positioning was due in large part to the negative convexity(c) of the asset class.

CONTRIBUTORS TO PERFORMANCE

The fund's positioning in corporate bonds added to relative results. Other areas that contributed to performance included our holdings of high yield bonds and emerging market debt which the index does not own. The fund also benefited from holding higher-yielding securities than the benchmark.

Respectfully,

Robert Persons             Michael Roberge            Jeffrey Wakelin
Portfolio Manager          Portfolio Manager          Portfolio Manager

(c) Convexity is a measure of the curvature of the price-yield curve. The combination of duration and convexity provides a better approximation of a bond's sensitivity to changes in interest rates. Duration provides a first order approximation of how much a bond price will drop with rising interest rates or rise with falling interest rates. Positive convexity implies an additional positive impact for all interest rate movements; negative convexity implies an additional negative impact.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of operations, January 4, 1999, through the stated period end.)

                   MFS Research         Lehman Brothers
                    Bond Fund            U.S. Aggregate
                    - Class A               Bond Index
                   ------------         ---------------
1/99                  $ 9,525               $10,000
4/99                    9,497                 9,981
4/00                    9,621                10,106
4/01                   10,919                11,358
4/02                   11,803                12,248
4/03                   13,288                13,531
4/04                   13,701                13,777
4/05                   14,400                14,502
4/06                   14,501                14,606
4/07                   15,527                15,679

TOTAL RETURNS THROUGH 4/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class      Class inception date       1-yr       5-yr      Life(t)
------------------------------------------------------------------------------
         A                 1/04/99             7.08%      5.64%      6.05%
    ----------------------------------------------------------------------
         B                12/29/00             6.17%      4.77%      5.38%
    ----------------------------------------------------------------------
         C                12/29/00             6.07%      4.74%      5.37%
    ----------------------------------------------------------------------
         I                 1/04/99             7.13%      5.82%      6.18%
    ----------------------------------------------------------------------
         W                 5/01/06             7.02%      5.62%      6.04%
    ----------------------------------------------------------------------
         R                12/31/02             6.71%      5.32%      5.86%
    ----------------------------------------------------------------------
        R1                 4/01/05             6.07%      5.21%      5.79%
    ----------------------------------------------------------------------
        R2                 4/01/05             6.33%      5.38%      5.90%
    ----------------------------------------------------------------------
        R3                10/31/03             6.55%      5.20%      5.79%
    ----------------------------------------------------------------------
        R4                 4/01/05             6.71%      5.51%      5.97%
    ----------------------------------------------------------------------
        R5                 4/01/05             7.13%      5.66%      6.06%
    ----------------------------------------------------------------------
       529A                7/31/02             6.60%      5.26%      5.82%
    ----------------------------------------------------------------------
       529B                7/31/02             5.91%      4.53%      5.38%
    ----------------------------------------------------------------------
       529C                7/31/02             5.91%      4.51%      5.37%
------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark
-----------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Bond Index (f)    7.35%    5.06%   5.55%
-----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

    Share class
-----------------------------------------------------------------------------
         A                                     1.99%      4.61%      5.43%
    With Initial Sales Charge (4.75%)
    ----------------------------------------------------------------------
         B                                     2.17%      4.43%      5.38%
    With CDSC (Declining over six years
    from 4% to 0%) (x)
    ----------------------------------------------------------------------
         C                                     5.07%      4.74%      5.37%
    With CDSC (1% for 12 months) (x)
    ----------------------------------------------------------------------
       529A                                    1.54%      4.24%      5.21%
    With Initial Sales Charge (4.75%)
    ----------------------------------------------------------------------
       529B                                    1.91%      4.19%      5.38%
    With CDSC (Declining over six years
    from 4% to 0%) (x)
--------------------------------------------------------------------------
       529C                                    4.91%      4.51%      5.37%
    With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------------------

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, January 4, 1999 through the stated period end.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Lehman Brothers U.S. Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I and W shares are only available to certain eligible investors, and Class R, R1, R2, R3, R4 and R5 shares are only available to certain retirement plans. Class W shares are intended for purchase only through fee-based wrap programs sponsored by financial intermediaries, such as brokerage firms and investment advisers, which have entered into an agreement with the fund's distributor to offer Class W shares to their wrap program clients. Class 529 shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan. There also is an additional fee, which is detailed in the program description, on qualified tuition programs. If this fee was reflected, the performance for Class 529 shares would have been lower. This annual fee is waived for Oregon residents and for those accounts with assets of $25,000 or more.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2006 through April 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period(p)
Share                      Expense   Account Value   Account Value    11/01/06-
Class                       Ratio      11/01/06         4/30/07        4/30/07
--------------------------------------------------------------------------------
  A     Actual              0.70%      $1,000.00       $1,026.90        $3.52
        ------------------------------------------------------------------------
        Hypothetical (h)    0.70%      $1,000.00       $1,021.32        $3.51
--------------------------------------------------------------------------------
  B     Actual              1.55%      $1,000.00       $1,022.60        $7.77
        ------------------------------------------------------------------------
        Hypothetical (h)    1.55%      $1,000.00       $1,017.11        $7.75
--------------------------------------------------------------------------------
  C     Actual              1.55%      $1,000.00       $1,021.60        $7.77
        ------------------------------------------------------------------------
        Hypothetical (h)    1.55%      $1,000.00       $1,017.11        $7.75
--------------------------------------------------------------------------------
  I     Actual              0.55%      $1,000.00       $1,027.70        $2.77
        ------------------------------------------------------------------------
        Hypothetical (h)    0.55%      $1,000.00       $1,022.07        $2.76
--------------------------------------------------------------------------------
  W     Actual              0.65%      $1,000.00       $1,026.10        $3.27
        ------------------------------------------------------------------------
        Hypothetical (h)    0.65%      $1,000.00       $1,021.57        $3.26
--------------------------------------------------------------------------------
  R     Actual              1.05%      $1,000.00       $1,025.10        $5.27
        ------------------------------------------------------------------------
        Hypothetical (h)    1.05%      $1,000.00       $1,019.59        $5.26
--------------------------------------------------------------------------------
  R1    Actual              1.65%      $1,000.00       $1,022.10        $8.27
        ------------------------------------------------------------------------
        Hypothetical (h)    1.65%      $1,000.00       $1,016.61        $8.25
--------------------------------------------------------------------------------
  R2    Actual              1.30%      $1,000.00       $1,023.90        $6.52
    ----------------------------------------------------------------------------
        Hypothetical (h)    1.30%      $1,000.00       $1,018.35        $6.51
--------------------------------------------------------------------------------
  R3    Actual              1.20%      $1,000.00       $1,024.40        $6.02
    ----------------------------------------------------------------------------
        Hypothetical (h)    1.20%      $1,000.00       $1,018.84        $6.01
--------------------------------------------------------------------------------
  R4    Actual              0.95%      $1,000.00       $1,025.60        $4.77
    ----------------------------------------------------------------------------
        Hypothetical (h)    0.95%      $1,000.00       $1,020.08        $4.76
--------------------------------------------------------------------------------
  R5    Actual              0.64%      $1,000.00       $1,027.20        $3.22
    ----------------------------------------------------------------------------
        Hypothetical (h)    0.64%      $1,000.00       $1,021.62        $3.21
--------------------------------------------------------------------------------
 529A   Actual              1.05%      $1,000.00       $1,025.10        $5.27
        ------------------------------------------------------------------------
        Hypothetical (h)    1.05%      $1,000.00       $1,019.59        $5.26
--------------------------------------------------------------------------------
 529B   Actual              1.80%      $1,000.00       $1,021.30        $9.02
        ------------------------------------------------------------------------
        Hypothetical (h)    1.80%      $1,000.00       $1,015.87        $9.00
--------------------------------------------------------------------------------
 529C   Actual              1.80%      $1,000.00       $1,021.30        $9.02
        ------------------------------------------------------------------------
        Hypothetical (h)    1.80%      $1,000.00       $1,015.87        $9.00
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
4/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.5%
--------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                           SHARES/PAR         VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 15.1%
--------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO III Ltd., 6.077%, 2039 (z)                                                       $  5,000,000      $    4,943,991
ARCap REIT, Inc., 6.1%, 2045 (z)                                                                   4,149,000           4,165,855
ARCap REIT, Inc., "G", 6.1%, 2045 (n)                                                              2,354,000           2,130,002
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                              1,200,897           1,074,662
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.3534%, 2047                                4,770,000           4,730,989
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                       3,581,684           3,478,042
Banc of America Commercial Mortgage, Inc., FRN, 5.9651%, 2045                                      6,220,000           6,417,152
Bayview Commercial Asset Trust, 0.775%, 2035 (i)(z)                                               44,175,303           3,596,142
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                           19,775,555           1,631,483
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                           29,981,819           2,665,148
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                                         23,151,002           2,106,081
Bayview Commercial Asset Trust, FRN, 1.1688%, 2036 (i)(z)                                         45,721,314           5,724,309
Bayview Commercial Asset Trust, FRN, 1.1396%, 2036 (i)(z)                                         21,896,172           3,028,241
Bayview Commercial Asset Trust, FRN, 1.2108%, 2037 (i)(z)                                         45,612,330           6,034,511
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                             2,561,000           2,546,994
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                             2,283,000           2,275,745
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040 (z)                              4,250,000           4,249,990
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                               3,481,329           3,440,855
Capital One Auto Finance Trust, 3.18%, 2010                                                        1,394,792           1,384,988
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                                                     4,660,000           4,611,216
Centex Home Equity Loan Trust, FRN, 4.14%, 2028                                                    1,142,269           1,138,095
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                                  8,510,000           8,511,588
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                    7,300,000           7,412,257
Citigroup/Deutsche Bank Commercial Mortgage Trust, "B", FRN, 5.447%, 2049                          5,922,000           5,841,816
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8817%, 2049 (z)                     2,115,497           2,023,605
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8817%, 2049 (z)                     3,410,000           3,169,169
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044                              4,080,000           4,087,404
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044                                400,000             397,541
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                                  2,682,487           2,753,457
Commercial Mortgage Pass-Through Certificates, FRN, 5.9869%, 2046                                  6,900,000           7,132,502
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                                              6,345,305           6,360,251
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039                                           7,330,000           7,265,550
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035                               3,149,403           3,135,003
Crest G-Star CDO, 6.95%, 2032 (z)                                                                  6,526,000           6,773,459
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                                   732,397             734,082
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                              522,389             523,563
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                              1,635,000           1,770,668
E*TRADE RV & Marine Trust, 3.62%, 2018                                                               994,000             965,197
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                          641,640             655,087
Falcon Franchise Loan LLC, FRN, 3.426%, 2023 (i)(n)                                                  552,449              57,085
Falcon Franchise Loan LLC, FRN, 4.1216%, 2025 (i)(z)                                               8,184,410           1,150,892
First Union National Bank Commercial Mortgage Trust, FRN, 1.1842%, 2043 (i)(n)                    22,637,471             675,235
First Union-Lehman Brothers Bank of America, FRN, 0.6911%, 2035 (i)                               22,279,333             324,935
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                               951,027           1,053,989
GE Capital Commercial Mortgage Corp., 6.269%, 2035                                                 2,042,000           2,129,759
Greenwich Capital Commercial Funding Corp., 4.569%, 2042                                           5,335,000           5,199,109
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                      5,908,072           5,927,123
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                      3,357,664           3,336,069
IKON Receivables Funding LLC, 3.27%, 2011                                                            546,428             545,102
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (n)                               9,725,939           9,729,558
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3805%, 2041                            4,431,054           4,429,966
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.508%, 2042 (n)                         4,130,000           3,997,110
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                             5,061,203           4,923,370
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.5421%, 2043                            5,666,655           5,645,680
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                             6,330,000           6,539,079
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3866%, 2044                            8,685,000           8,649,068
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                             6,001,863           5,892,336
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.48%, 2047                              6,606,000           6,522,482
KKR Financial CLO Ltd., "C", FRN, 6.7563%, 2021 (z)                                                7,023,814           7,023,814
LB-UBS Commercial Mortgage Trust, 5.413%, 2039                                                     2,839,532           2,835,703
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.7075%, 2035 (i)                         27,521,329             343,356
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                               1,987,979           1,952,809
Merrill Lynch Mortgage Trust, FRN, 5.107%, 2038                                                    8,685,000           8,531,690
Merrill Lynch Mortgage Trust, FRN, 5.8432%, 2039                                                   7,423,000           7,596,365
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                             8,600,000           8,452,368
Morgan Stanley Capital I, Inc., FRN, 7.4991%, 2030                                                   630,000             636,918
Morgan Stanley Capital I, Inc., FRN, 1.1019%, 2031 (i)(n)                                         19,121,091             286,510
Mortgage Capital Funding, Inc., FRN, 0.806%, 2031 (i)                                             10,834,016              54,156
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                 1,139,776           1,152,171
Nationslink Funding Corp., FRN, 0.6851%, 2030 (i)                                                  6,968,059              82,188
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                              3,000,000           2,961,244
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                                   1,460,276           1,445,279
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                          2,038,504           2,011,388
Preferred Term Securities IV Ltd., CDO, FRN, 7.6%, 2031 (z)                                          681,994             684,040
Preferred Term Securities XIX Ltd., CDO, FRN, 5.7049%, 2035 (z)                                    7,800,000           7,819,500
Prudential Securities Secured Financing Corp., FRN, 6.9872%, 2013 (z)                              1,838,000           1,937,101
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                      2,727,000           2,679,099
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                    5,795,000           5,756,631
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2786%, 2032 (z)                                 3,262,500           3,539,982
Structured Asset Securities Corp., FRN, 4.67%, 2035                                                4,385,187           4,341,391
Structured Asset Securities Corp., FRN, 5.56%, 2035 (n)                                            6,167,168           6,171,867
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                           552,171             551,980
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033 (z)                                        5,000,000           4,970,313
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                              4,100,000           3,995,281
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                         4,700,000           4,562,551
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                         6,014,804           5,913,523
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                         4,116,878           4,059,261
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3713%, 2044                                        4,999,000           4,969,216
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4906%, 2044                                        4,730,000           4,720,553
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1638%, 2045 (n)                                    5,820,000           6,069,851
Wachovia Bank Commercial Mortgage Trust, FRN, 5.438%, 2048                                         4,971,000           4,896,318
                                                                                                                  --------------
                                                                                                                  $  340,619,054
--------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                                             $  2,010,000      $    2,011,556
Ford Motor Credit Co., 5.7%, 2010                                                                  2,787,000           2,685,810
Ford Motor Credit Co. LLC, 9.75%, 2010                                                             3,650,000           3,862,335
Johnson Controls, Inc., 5.5%, 2016                                                                 5,262,000           5,218,536
                                                                                                                  --------------
                                                                                                                  $   13,778,237
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 1.3%
--------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                      $  4,706,000      $    4,835,415
CBS Corp., 6.625%, 2011                                                                            6,883,000           7,187,297
Clear Channel Communications, Inc., 7.65%, 2010                                                    4,720,000           4,983,990
Clear Channel Communications, Inc., 6.25%, 2011                                                    5,420,000           5,376,342
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                 5,890,000           6,294,937
News America Holdings, 8.5%, 2025                                                                    120,000             145,386
                                                                                                                  --------------
                                                                                                                  $   28,823,367
--------------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.9%
--------------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                                        $  6,704,000      $    6,588,242
AMVESCAP PLC, 5.625%, 2012                                                                         5,090,000           5,119,909
Goldman Sachs Group, Inc., 5.625%, 2017                                                           13,453,000          13,392,798
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                        1,596,000           1,601,168
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                         3,379,000           3,383,308
Merrill Lynch & Co., Inc., 6.05%, 2016                                                            16,202,000          16,700,973
Morgan Stanley, 5.75%, 2016                                                                       15,720,000          15,934,264
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                       3,101,000           3,284,325
                                                                                                                  --------------
                                                                                                                  $   66,004,987
--------------------------------------------------------------------------------------------------------------------------------
Building - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                      $  1,072,000      $    1,083,685
American Standard Cos., Inc., 7.625%, 2010                                                         3,915,000           4,142,853
                                                                                                                  --------------
                                                                                                                  $    5,226,538
--------------------------------------------------------------------------------------------------------------------------------
Business Services - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                                         $  6,345,000      $    6,537,641
--------------------------------------------------------------------------------------------------------------------------------
Cable TV - 1.9%
--------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45%, 2037                                                                      $ 10,123,000      $   10,237,744
Cox Communications, Inc., 7.125%, 2012                                                             8,510,000           9,190,340
Rogers Cable, Inc., 5.5%, 2014                                                                     7,406,000           7,331,940
TCI Communications, Inc., 9.8%, 2012                                                               1,529,000           1,812,961
Time Warner Cable, Inc., 5.85%, 2017 (z)                                                           8,550,000           8,601,368
Time Warner Entertainment Co. LP, 8.375%, 2033                                                     5,077,000           6,196,869
                                                                                                                  --------------
                                                                                                                  $   43,371,222
--------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co., 5.75%, 2008                                                                   $    775,000      $      779,376
--------------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.9%
--------------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                              $  9,390,000      $    9,302,814
Western Union Co., 5.4%, 2011                                                                     10,130,000          10,133,768
                                                                                                                  --------------
                                                                                                                  $   19,436,582
--------------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                     $  5,961,000      $    5,886,565
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                                         5,000,000           5,232,675
                                                                                                                  --------------
                                                                                                                  $   11,119,240
--------------------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022 (n)                                                     $  4,420,000      $    4,547,075
--------------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.475%, 2012                                                        $  7,121,250      $    6,802,811
--------------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
--------------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                                           $  5,100,000      $    5,139,612
Apache Corp., 7.375%, 2047                                                                            37,000              43,345
Ocean Energy, Inc., 4.375%, 2007                                                                     798,000             794,226
Ocean Energy, Inc., 7.25%, 2011                                                                    3,356,000           3,599,307
XTO Energy, Inc., 5.65%, 2016                                                                      5,450,000           5,453,466
                                                                                                                  --------------
                                                                                                                  $   15,029,956
--------------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                             $  3,432,000      $    3,633,630
TNK-BP Finance S.A., 7.5%, 2016                                                                    2,692,000           2,850,155
                                                                                                                  --------------
                                                                                                                  $    6,483,785
--------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                                  $    399,000      $      454,864
--------------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 2.8%
--------------------------------------------------------------------------------------------------------------------------------
Capital One Financial Co., 6.15%, 2016                                                          $  6,640,000      $    6,739,600
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                         1,060,000           1,021,166
Countrywide Financial Corp., 6.25%, 2016                                                          10,640,000          10,748,645
General Motors Acceptance Corp., 6.75%, 2014                                                       9,849,000           9,712,621
HSBC Finance Corp., 5.5%, 2016                                                                    12,782,000          12,763,249
International Lease Finance Corp., 5.625%, 2013                                                    4,313,000           4,392,433
ORIX Corp., 5.48%, 2011                                                                           10,140,000          10,197,991
Residential Capital LLC, 6.875%, 2015                                                              6,840,000           6,926,300
                                                                                                                  --------------
                                                                                                                  $   62,502,005
--------------------------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                                                   $  6,920,000      $    7,240,050
Diageo Capital PLC, 5.5%, 2016                                                                    10,060,000          10,076,398
Kraft Foods, Inc., 6.25%, 2012                                                                     3,464,000           3,602,408
Miller Brewing Co., 5.5%, 2013 (n)                                                                10,231,000          10,270,625
Tyson Foods, Inc., 6.85%, 2016                                                                     6,330,000           6,599,025
                                                                                                                  --------------
                                                                                                                  $   37,788,506
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                                          $  3,030,000      $    3,087,167
CVS Corp., 6.125%, 2016                                                                            5,920,000           6,137,678
                                                                                                                  --------------
                                                                                                                  $    9,224,845
--------------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 7.25%, 2036 (n)                                                                 $  7,059,000      $    7,246,078
--------------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016 (n)                                                           $  4,015,000      $    3,983,105
--------------------------------------------------------------------------------------------------------------------------------
Industrial - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                     $  7,557,000      $    7,762,883
--------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 5.05%, 2015                                                 $  4,159,000      $    4,087,070
American International Group, Inc., 6.25%, 2037                                                    3,970,000           3,951,532
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                        5,685,000           5,663,732
UnumProvident Corp., 6.85%, 2015 (n)                                                               7,254,000           7,582,135
                                                                                                                  --------------
                                                                                                                  $   21,284,469
--------------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
AXIS Capital Holdings Ltd., 5.75%, 2014                                                         $ 10,050,000      $    9,982,575
Chubb Corp., 6.375% to 2017, FRN to 2067                                                           5,870,000           5,940,780
Fund American Cos., Inc., 5.875%, 2013                                                             7,510,000           7,524,705
                                                                                                                  --------------
                                                                                                                  $   23,448,060
--------------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                             $  6,447,000      $    6,777,409
--------------------------------------------------------------------------------------------------------------------------------
Major Banks - 3.9%
--------------------------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2043                                               $ 10,870,000      $   10,912,263
Bank of America Corp., 5.625%, 2016                                                               15,190,000          15,488,499
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                       5,365,000           5,169,773
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                         3,015,000           3,266,677
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                           3,328,000           3,405,333
JPMorgan Chase & Co., 5.125%, 2014                                                                 4,932,000           4,876,559
JPMorgan Chase & Co., 5.15%, 2015                                                                  4,280,000           4,211,049
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                          10,546,000          10,771,041
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                               1,635,000           1,691,873
PNC Funding Corp., 5.625%, 2017                                                                    6,370,000           6,425,298
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                             2,349,000           2,371,341
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                1,766,000           1,983,204
Wachovia Bank, NA, 5.6%, 2016                                                                      6,426,000           6,506,113
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                              8,022,000           8,141,528
Wachovia Corp., 6.605%, 2025                                                                       2,393,000           2,603,354
                                                                                                                  --------------
                                                                                                                  $   87,823,905
--------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015                                             $  8,730,000      $    8,759,202
Hospira, Inc., 5.55%, 2012                                                                         3,910,000           3,931,345
Hospira, Inc., 6.05%, 2017                                                                         3,900,000           3,940,143
McKesson Corp., 5.7%, 2017                                                                         4,870,000           4,862,369
                                                                                                                  --------------
                                                                                                                  $   21,493,059
--------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
--------------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                     $  9,552,000      $    9,986,234
Peabody Energy Corp., 5.875%, 2016                                                                 6,805,000           6,515,788
Vale Overseas Ltd., 6.25%, 2017                                                                    5,925,000           6,076,111
                                                                                                                  --------------
                                                                                                                  $   22,578,133
--------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 13.2%
--------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                                         $  2,353,248      $    2,304,101
Fannie Mae, 4.79%, 2012                                                                            2,966,537           2,900,521
Fannie Mae, 4.86%, 2012 - 2014                                                                     3,748,352           3,709,223
Fannie Mae, 5.12%, 2012                                                                            1,950,033           1,964,270
Fannie Mae, 4.517%, 2013                                                                           1,133,775           1,108,413
Fannie Mae, 4.543%, 2013                                                                           2,435,429           2,382,573
Fannie Mae, 4.845%, 2013                                                                           1,967,435           1,944,407
Fannie Mae, 4.62%, 2014 - 2015                                                                     4,088,151           3,994,180
Fannie Mae, 4.666%, 2014                                                                           1,423,310           1,396,168
Fannie Mae, 4.77%, 2014                                                                            1,867,882           1,833,790
Fannie Mae, 4.839%, 2014                                                                           3,542,722           3,505,690
Fannie Mae, 5.05%, 2014                                                                            1,272,155           1,272,591
Fannie Mae, 5.412%, 2014                                                                           1,849,771           1,895,468
Fannie Mae, 4.53%, 2015                                                                            1,227,479           1,189,826
Fannie Mae, 4.6%, 2015                                                                             1,984,972           1,932,676
Fannie Mae, 4.665%, 2015                                                                           1,249,054           1,222,675
Fannie Mae, 4.76%, 2015                                                                            2,154,124           2,117,659
Fannie Mae, 4.78%, 2015                                                                            2,733,852           2,692,316
Fannie Mae, 4.815%, 2015                                                                           1,848,000           1,814,466
Fannie Mae, 4.82%, 2015                                                                            1,564,904           1,544,616
Fannie Mae, 4.85%, 2015                                                                            1,521,624           1,503,803
Fannie Mae, 4.87%, 2015                                                                            1,283,019           1,269,164
Fannie Mae, 4.89%, 2015                                                                              397,292             393,107
Fannie Mae, 4.925%, 2015                                                                           4,388,351           4,358,443
Fannie Mae, 4.94%, 2015                                                                            2,591,000           2,542,031
Fannie Mae, 4.98%, 2015                                                                            1,674,054           1,666,144
Fannie Mae, 5%, 2016 - 2025                                                                       10,662,968          10,564,204
Fannie Mae, 5.09%, 2016                                                                            2,950,811           2,956,207
Fannie Mae, 5.423%, 2016                                                                           3,120,242           3,194,295
Fannie Mae, 4.996%, 2017                                                                           5,353,409           5,342,319
Fannie Mae, 5.5%, 2018 - 2037                                                                    113,466,583         112,680,757
Fannie Mae, 4.88%, 2020                                                                            1,019,392           1,008,929
Fannie Mae, 6.5%, 2031 - 2033                                                                      1,321,174           1,360,437
Fannie Mae, 6%, 2034 - 2037                                                                       17,840,223          17,981,745
Freddie Mac, 5%, 2018 - 2028                                                                      26,798,960          26,676,512
Freddie Mac, 5.5%, 2019 - 2036                                                                    35,199,612          34,935,378
Freddie Mac, 4%, 2023 - 2024                                                                       5,099,829           5,012,133
Freddie Mac, 6%, 2033 - 2036                                                                      13,949,275          14,107,520
Ginnie Mae, 6%, 2036                                                                               7,619,862           7,717,100
                                                                                                                  --------------
                                                                                                                  $  297,995,857
--------------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.2%
--------------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                                $ 11,526,000      $   12,872,248
CenterPoint Energy, Inc., 5.95%, 2017                                                              3,280,000           3,311,026
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                  7,175,000           7,641,375
Kinder Morgan Energy Partners LP, 6%, 2017                                                         5,632,000           5,722,720
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                      1,797,000           2,045,189
Kinder Morgan Energy Partners LP, 5.8%, 2035                                                       3,385,000           3,159,556
Magellan Midstream Partners LP, 5.65%, 2016                                                        6,584,000           6,531,545
Spectra Energy Capital LLC, 8%, 2019                                                               7,965,000           9,167,627
                                                                                                                  --------------
                                                                                                                  $   50,451,286
--------------------------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.3%
--------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                    $  8,540,000      $    8,901,660
CenturyTel, Inc., 8.375%, 2010                                                                       390,000             427,138
Deutsche Telekom B.V., 5.75%, 2016                                                                 6,632,000           6,658,999
Deutsche Telekom International Finance B.V., 5.25%, 2013                                             621,000             615,112
Telecom Italia Capital, 6.2%, 2011                                                                 9,689,000           9,996,199
Telecom Italia Capital, 5.25%, 2015                                                                3,653,000           3,511,158
Telefonica Emisiones S.A.U., 7.045%, 2036                                                          9,230,000           9,903,125
Verizon New York, Inc., 6.875%, 2012                                                              10,105,000          10,674,801
                                                                                                                  --------------
                                                                                                                  $   50,688,192
--------------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.2%
--------------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                     $  5,021,000      $    5,083,778
--------------------------------------------------------------------------------------------------------------------------------
Oils - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                        $  6,690,000      $    6,905,057
--------------------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 3.0%
--------------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2549%, 2011 (n)                             $  6,954,000      $    6,954,000
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                    4,869,000           4,883,607
Citigroup, Inc., 5.625%, 2012                                                                      2,622,000           2,677,447
Citigroup, Inc., 5%, 2014                                                                          9,196,000           8,998,157
Fifth Third Bancorp, 5.45%, 2017                                                                   7,670,000           7,642,120
HSBK Europe B.V., 7.25%, 2017 (z)                                                                  3,117,000           3,109,207
Kazkommerts International B.V., 8.5%, 2013                                                         5,066,000           5,357,295
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                  6,640,000           6,820,230
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                                   5,348,000           5,322,116
Russian Standard Finance S.A., 7.5%, 2010                                                          2,540,000           2,482,850
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                    5,200,000           5,258,500
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                         8,710,000           9,002,682
                                                                                                                  --------------
                                                                                                                  $   68,508,211
--------------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
--------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                $  5,075,000      $    5,525,406
Idearc, Inc., 8%, 2016 (n)                                                                         6,980,000           7,276,650
                                                                                                                  --------------
                                                                                                                  $   12,802,056
--------------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                  $  5,229,000      $    5,647,320
TFM S.A. de C.V., 12.5%, 2012                                                                      2,235,000           2,386,980
Union Pacific Corp., 7.25%, 2008                                                                   1,580,000           1,624,630
                                                                                                                  --------------
                                                                                                                  $    9,658,930
--------------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.5%
--------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                         $  3,697,000      $    3,587,232
HRPT Properties Trust, REIT, 6.25%, 2016                                                           9,473,000           9,859,811
Kimco Realty Corp., REIT, 6%, 2012                                                                 1,197,000           1,240,503
Kimco Realty Corp., REIT, 5.783%, 2016                                                             7,659,000           7,795,744
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                                6,840,000           6,805,410
ProLogis, REIT, 5.75%, 2016                                                                        8,794,000           8,958,703
ProLogis, REIT, 5.625%, 2016                                                                       3,050,000           3,078,518
Simon Property Group LP, REIT, 4.6%, 2010                                                          3,579,000           3,520,791
Simon Property Group LP, REIT, 5.75%, 2015                                                         1,506,000           1,533,457
Simon Property Group LP, REIT, 6.1%, 2016                                                          4,269,000           4,451,892
Simon Property Group LP, REIT, 5.875%, 2017                                                        2,870,000           2,948,423
Vornado Realty Trust, REIT, 5.625%, 2007                                                           1,307,000           1,306,669
Vornado Realty Trust, REIT, 4.75%, 2010                                                              798,000             781,322
                                                                                                                  --------------
                                                                                                                  $   55,868,475
--------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                                 $  5,776,000      $    6,477,345
--------------------------------------------------------------------------------------------------------------------------------
Retailers - 1.4%
--------------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                              $  4,253,000      $    4,529,445
Federated Retail Holdings, Inc., 5.35%, 2012                                                       3,560,000           3,558,216
Home Depot, Inc., 5.4%, 2016                                                                      10,926,000          10,700,149
J.C. Penney Corp., Inc., 8%, 2010                                                                    880,000             941,780
J.C. Penney Corp., Inc., 5.75%, 2018                                                               1,290,000           1,287,034
J.C. Penney Corp., Inc., 6.375%, 2036                                                              1,290,000           1,285,768
Wal-Mart Stores, Inc., 5.375%, 2017                                                                2,600,000           2,595,863
Wal-Mart Stores, Inc., 5.875%, 2027                                                                6,000,000           6,045,348
                                                                                                                  --------------
                                                                                                                  $   30,943,603
--------------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                      $  2,201,000      $    2,176,732
Safeway, Inc., 6.5%, 2011                                                                          6,230,000           6,474,285
                                                                                                                  --------------
                                                                                                                  $    8,651,017
--------------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                        $  8,570,000      $    8,436,822
--------------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.5%
--------------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                      $ 10,640,000      $   10,992,599
--------------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.0%
--------------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                        $    625,000      $      743,232
--------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 2.7%
--------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 4.5%, 2007                                                              $ 24,125,000      $   24,119,861
Small Business Administration, 5.34%, 2021                                                           352,286             356,651
Small Business Administration, 6.34%, 2021                                                            64,777              66,999
Small Business Administration, 6.35%, 2021                                                            43,224              44,725
Small Business Administration, 6.44%, 2021                                                            65,187              67,540
Small Business Administration, 6.07%, 2022                                                           237,426             244,477
Small Business Administration, 4.35%, 2023                                                         1,605,856           1,541,186
Small Business Administration, 4.89%, 2023                                                         2,192,201           2,172,556
Small Business Administration, 4.98%, 2023                                                         2,292,792           2,285,587
Small Business Administration, 4.34%, 2024                                                         2,473,364           2,357,668
Small Business Administration, 4.86%, 2024                                                         2,066,337           2,035,251
Small Business Administration, 4.93%, 2024                                                         2,139,199           2,124,152
Small Business Administration, 5.19%, 2024                                                         3,282,133           3,297,318
Small Business Administration, 5.52%, 2024                                                         3,042,902           3,093,091
Small Business Administration, 4.57%, 2025                                                         3,299,804           3,178,258
Small Business Administration, 4.76%, 2025                                                         8,838,203           8,590,272
Small Business Administration, 5.35%, 2026                                                         5,966,035           6,023,456
                                                                                                                  --------------
                                                                                                                  $   61,599,048
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 23.6%
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 6.25%, 2023                                                                $  4,506,000      $    5,195,630
U.S. Treasury Bonds, 6%, 2026                                                                        840,000             953,728
U.S. Treasury Bonds, 6.75%, 2026                                                                  22,071,000          27,152,495
U.S. Treasury Bonds, 5.375%, 2031                                                                 96,309,000         103,155,992
U.S. Treasury Bonds, 4.5%, 2036                                                                   10,286,000           9,754,018
U.S. Treasury Notes, 6.125%, 2007                                                                 23,228,000          23,300,588
U.S. Treasury Notes, 3%, 2007                                                                        257,000             254,289
U.S. Treasury Notes, 5.5%, 2008                                                                    3,868,000           3,882,505
U.S. Treasury Notes, 5.625%, 2008 (f)                                                             69,925,000          70,419,370
U.S. Treasury Notes, 3.125%, 2009                                                                 73,411,000          71,380,745
U.S. Treasury Notes, 4.875%, 2009                                                                113,703,000         114,435,816
U.S. Treasury Notes, 6.5%, 2010                                                                   57,722,000          60,641,925
U.S. Treasury Notes, 4%, 2010                                                                        525,000             517,433
U.S. Treasury Notes, TIPS, 2%, 2014                                                               28,310,309          28,070,323
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                           11,178,834          11,353,067
                                                                                                                  --------------
                                                                                                                  $  530,467,924
--------------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.4%
--------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                              $  5,188,000      $    5,881,931
Enersis S.A., 7.375%, 2014                                                                         4,290,000           4,657,713
Exelon Generation Co. LLC, 6.95%, 2011                                                            13,424,000          14,148,440
FirstEnergy Corp., 6.45%, 2011                                                                     7,624,000           7,996,173
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                                           123,000             132,532
MidAmerican Energy Holdings Co., 5.875%, 2012                                                      1,182,000           1,220,498
MidAmerican Energy Holdings Co., 6.125%, 2036                                                      5,170,000           5,255,010
NiSource Finance Corp., 7.875%, 2010                                                               5,930,000           6,434,400
NRG Energy, Inc., 7.25%, 2014                                                                      4,575,000           4,735,125
Pacific Gas & Electric Co., 5.8%, 2037                                                             3,790,000           3,734,647
Progress Energy, Inc., 5.625%, 2016                                                                9,449,000           9,548,460
TXU Energy Co., 7%, 2013                                                                          10,065,000          10,480,010
Virginia Electric & Power Co., 4.1%, 2008                                                          2,258,000           2,216,213
                                                                                                                  --------------
                                                                                                                  $   76,441,152
--------------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $2,168,510,157)                                                                     $2,173,641,776
--------------------------------------------------------------------------------------------------------------------------------
Floating Rate Loans - 0.3% (g)(r)
--------------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.60%, 2013 (Identified Cost, $7,218,585)                                  7,153,201      $    7,225,691
--------------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 2.9%
--------------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 5/01/07, at Amortized Cost and Value (y)          $ 64,792,000      $   64,792,000
--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,240,520,742) (k)                                                           $2,245,659,467
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     VALUE ($)
--------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.3%                                                                             $    7,314,454
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                               $2,252,973,921
--------------------------------------------------------------------------------------------------------------------------------

FUTURES CONTRACTS OUTSTANDING AT 4/30/07

                                                                                      UNREALIZED
                                                                    EXPIRATION       APPRECIATION
DESCRIPTION                         CONTRACTS         VALUE            DATE         (DEPRECIATION)
--------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)             894         $99,904,500        Jun-07        $1,435,652
U.S. Treasury Note 10 yr (Short)       200          21,665,625        Jun-07           (53,825)
--------------------------------------------------------------------------------------------------
                                                                                    $1,381,827
                                                                                    ==========

SWAP AGREEMENTS AT 4/30/07

                                                                                                           UNREALIZED
                  NOTIONAL                                       CASH FLOWS            CASH FLOWS         APPRECIATION
EXPIRATION         AMOUNT             COUNTERPARTY               TO RECEIVE              TO PAY          (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/17     USD  5,630,000    JP Morgan Chase Bank           0.49% (fixed rate)           (1)               $(43,326)
3/20/17     USD  5,630,000    JP Morgan Chase Bank                   (2)           0.38% (fixed rate)         34,102
3/20/17     USD  5,630,000    Merrill Lynch International            (3)           0.37% (fixed rate)         36,363
3/20/17     USD  5,480,000    Goldman Sachs International    0.52% (fixed rate)           (1)                (29,467)
3/20/17     USD  1,830,000    JP Morgan Chase Bank                   (4)           0.78% (fixed rate)         22,970
3/20/17     USD  1,830,000    JP Morgan Chase Bank                   (4)            0.8% (fixed rate)         20,180
3/20/17     USD  1,834,000    Merrill Lynch International            (4)           0.81% (fixed rate)         18,868
3/20/17     USD  4,360,000    Goldman Sachs International            (5)            0.4% (fixed rate)        (55,604)
6/20/17     USD  4,000,000    Merrill Lynch International            (6)           0.91% (fixed rate)        (15,445)
                                                                                                            --------
                                                                                                            $(11,359)
                                                                                                            ========

(1) Fund to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp., 6.75%,
    7/15/11.
(2) Fund to receive notional amount upon a defined credit default event by PPG Industries, Inc., 7.05%, 8/15/09.
(3) Fund to receive notional amount upon a defined credit default event by Rohm & Haas Co., 7.85%, 7/15/29.
(4) Fund to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/01/10.
(5) Fund to receive notional amount upon a defined credit default event by Dover Corp., 6.25%, 6/01/08.
(6) Fund to receive notional amount upon a defined credit default event by New York Times Co., 4.61%, 9/26/12.

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $2,090,042,626 and 93.07% of market value. An independent pricing service provided an evaluated bid for 92.59% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $149,932,178, representing 6.7% of net assets.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                                                                CURRENT
                                                                             ACQUISITION      ACQUISITION      MARKET     TOTAL % OF
RESTRICTED SECURITIES                                                            DATE             COST         VALUE      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------

Anthracite CDO III Ltd., 6.077%, 2039                                          10/25/06        $4,998,438    $4,943,991
ARCap REIT, Inc., 6.1%, 2045                                                   12/07/06         4,244,946     4,165,855
Bayview Commercial Asset Trust, 0.775%, 2035                                   10/06/05         3,463,223     3,596,142
Bayview Commercial Asset Trust, FRN, 0.84%, 2036                               03/29/06         1,752,488     1,631,483
Bayview Commercial Asset Trust, FRN, 0.84%, 2036                               02/28/06         2,688,010     2,665,148
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036                             05/16/06         2,080,067     2,106,081
Bayview Commercial Asset Trust, FRN, 1.1688%, 2036                             09/11/06         5,802,114     5,724,309
Bayview Commercial Asset Trust, FRN, 1.1396%, 2036                             10/25/06         2,752,460     3,028,241
Bayview Commercial Asset Trust, FRN, 1.2108%, 2037                             01/26/07         5,994,003     6,034,511
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.12%, 2040              03/01/06         4,250,000     4,249,990
Capital Trust Realty CDO Ltd., 5.16%, 2035                                     04/07/06         4,486,160     4,611,216
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8817%, 2049     03/14/07         2,098,776     2,023,605
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8817%, 2049     03/14/07         3,358,151     3,169,169
Crest G-Star CDO, 6.95%, 2032                                                  09/13/05         6,988,938     6,773,459
Falcon Franchise Loan LLC, FRN, 4.1216%, 2025                                  01/29/03         1,554,736     1,150,892
HSBK Europe B.V., 7.25%, 2017                                                  04/25/07         3,091,067     3,109,207
KKR Financial CLO Ltd., "C", FRN, 6.7563%, 2021                                04/27/07         7,023,814     7,023,814
Preferred Term Securities IV Ltd., CDO, FRN, 7.6%, 2031                   09/13/05-10/07/05       693,263       684,040
Preferred Term Securities XIX Ltd., CDO, FRN, 5.7049%, 2035                    09/08/05         7,800,000     7,819,500
Prudential Securities Secured Financing Corp., FRN, 6.9872%, 2013              12/06/04         2,068,037     1,937,101
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2786%, 2032                 01/07/05         3,748,179     3,539,982
Time Warner Cable, Inc., 5.85%, 2017                                           04/04/07         8,530,250     8,601,368
TPREF Funding III Ltd., CDO, 5.34% to 2008, FRN to 2033                        04/18/06         4,934,550     4,970,313
                                                                          ----------------------------------------------------------
Total Restricted Securities                                                                                 $93,559,417      4.2%
                                                                                                            ========================

The following abbreviations are used in this report and are defined:

CDO     Collateralized Debt Obligation
CLO     Collateralized Loan Obligation
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
4/30/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $2,240,520,742)              $2,245,659,467
Cash                                                                        438,274
Receivable for fund shares sold                                           5,457,321
Interest receivable                                                      24,073,238
Receivable from investment adviser                                          156,351
Unrealized appreciation on credit default swaps                             132,483
Other assets                                                                 28,446
------------------------------------------------------------------------------------------------------
Total assets                                                                            $2,275,945,580
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                    $2,396,038
Payable for daily variation margin on open futures contracts                851,188
Payable for investments purchased                                        12,695,912
Payable for fund shares reacquired                                        6,012,937
Unrealized depreciation on credit default swaps                             143,842
Payable to affiliates
  Management fee                                                             86,037
  Shareholder servicing costs                                               434,671
  Distribution and service fees                                              36,227
  Administrative services fee                                                 4,275
  Program manager fees                                                           60
  Retirement plan administration and services fees                            1,150
Payable for independent trustees' compensation                                5,757
Accrued expenses and other liabilities                                      303,565
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $22,971,659
------------------------------------------------------------------------------------------------------
Net assets                                                                              $2,252,973,921
------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                      $2,305,930,640
Unrealized appreciation (depreciation) on investments                     6,509,193
Accumulated net realized gain (loss) on investments                     (58,802,088)
Accumulated distributions in excess of net investment income               (663,824)
------------------------------------------------------------------------------------------------------
Net assets                                                                              $2,252,973,921
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                  224,412,175
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,059,522,133
  Shares outstanding                                                    105,557,893
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $10.04
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                $10.54
------------------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $67,970,315
  Shares outstanding                                                      6,759,373
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $10.06
------------------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $67,112,063
  Shares outstanding                                                      6,674,665
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $10.05
------------------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                           $958,286,635
  Shares outstanding                                                     95,446,151
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $10.04
------------------------------------------------------------------------------------------------------
Class W shares
------------------------------------------------------------------------------------------------------
  Net assets                                                               $861,020
  Shares outstanding                                                         85,848
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $10.03
------------------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $26,862,201
  Shares outstanding                                                      2,676,586
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $10.04
------------------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $1,655,093
  Shares outstanding                                                        164,572
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $10.06
------------------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $2,405,619
  Shares outstanding                                                        238,935
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $10.07
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $26,212,161
  Shares outstanding                                                      2,613,666
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $10.03
------------------------------------------------------------------------------------------------------
Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $28,761,446
  Shares outstanding                                                      2,866,815
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $10.03
------------------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $11,129,267
  Shares outstanding                                                      1,108,712
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $10.04
------------------------------------------------------------------------------------------------------
Class 529A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $1,212,843
  Shares outstanding                                                        121,159
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $10.01
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                $10.51
------------------------------------------------------------------------------------------------------
Class 529B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                               $355,100
  Shares outstanding                                                         35,301
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $10.06
------------------------------------------------------------------------------------------------------
Class 529C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                               $628,025
  Shares outstanding                                                         62,499
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $10.05
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 4/30/07

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------
Interest income                                                                 $109,133,163
--------------------------------------------------------------------------------------------
Expenses
  Management fee                                                 $10,025,598
  Distribution and service fees                                    5,227,336
  Program manager fees                                                 3,010
  Shareholder servicing costs                                      2,652,976
  Administrative services fee                                        354,438
  Retirement plan administration and services fees                    95,336
  Independent trustees' compensation                                  45,840
  Custodian fee                                                      677,038
  Shareholder communications                                         163,897
  Auditing fees                                                       55,025
  Legal fees                                                          40,365
  Miscellaneous                                                      300,452
--------------------------------------------------------------------------------------------
Total expenses                                                                   $19,641,311
--------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (161,318)
  Reduction of expenses by investment adviser and distributor     (5,339,204)
--------------------------------------------------------------------------------------------
Net expenses                                                                     $14,140,789
--------------------------------------------------------------------------------------------
Net investment income                                                            $94,992,374
--------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                        $(7,255,575)
  Futures contracts                                               (5,801,050)
  Swap transactions                                                 (275,573)
--------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                         $(13,332,198
--------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                    $52,296,359
  Futures contracts                                                1,381,827
  Swap transactions                                                  125,346
--------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                        $53,803,532
--------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                           $40,471,334
--------------------------------------------------------------------------------------------
Change in net assets from operations                                            $135,463,708
--------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                       YEARS ENDED 4/30
                                                              ---------------------------------
                                                                        2007               2006
CHANGE IN NET ASSETS FROM OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                            $94,992,374        $61,715,891
Net realized gain (loss) on investments                          (13,332,198)        (5,433,979)
Net unrealized gain (loss) on investments                         53,803,532        (48,232,908)
-----------------------------------------------------------------------------------------------
Change in net assets from operations                            $135,463,708         $8,049,004
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(50,750,761)      $(42,621,778)
  Class B                                                         (3,098,834)        (3,641,506)
  Class C                                                         (2,622,466)        (2,542,152)
  Class I                                                        (40,427,770)       (29,581,609)
  Class W                                                             (9,048)                --
  Class R                                                         (1,558,847)        (1,686,963)
  Class R1                                                           (45,592)           (11,815)
  Class R2                                                           (72,788)            (4,865)
  Class R3                                                          (923,717)          (409,963)
  Class R4                                                          (972,591)          (168,281)
  Class R5                                                          (250,653)            (7,035)
  Class 529A                                                         (33,098)           (27,760)
  Class 529B                                                          (7,137)            (5,680)
  Class 529C                                                         (12,431)           (12,001)

From net realized gain on investments
  Class A                                                                 --           (710,472)
  Class B                                                                 --            (69,937)
  Class C                                                                 --            (48,928)
  Class I                                                                 --           (464,183)
  Class R                                                                 --            (29,702)
  Class R1                                                                --               (274)
  Class R2                                                                --                (73)
  Class R3                                                                --             (7,961)
  Class R4                                                                --             (1,639)
  Class R5                                                                --                (43)
  Class 529A                                                              --               (496)
  Class 529B                                                              --               (114)
  Class 529C                                                              --               (250)
-----------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(100,785,733)      $(82,055,480)
-----------------------------------------------------------------------------------------------

Statements of Changes in Net Assets - continued

                                                                       YEARS ENDED 4/30
                                                              ---------------------------------
                                                                        2007               2006
Change in net assets from fund share transactions               $481,309,737       $478,570,744
-----------------------------------------------------------------------------------------------
Total change in net assets                                      $515,987,712       $404,564,268
-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
At beginning of period                                         1,736,986,209      1,332,421,941
At end of period (including accumulated distributions in
excess of net investment income of $663,824 and
$1,902,099, respectively)                                     $2,252,973,921     $1,736,986,209
-----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

CLASS A                                                                            YEARS ENDED 4/30
                                                            --------------------------------------------------------------
                                                                  2007         2006         2005         2004         2003
Net asset value, beginning of period                             $9.86       $10.33       $10.35       $10.62        $9.97
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.47        $0.41        $0.39        $0.40        $0.45
  Net realized and unrealized gain (loss) on investments          0.21        (0.33)        0.13        (0.07)        0.77
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.68        $0.08        $0.52        $0.33        $1.22
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.50)      $(0.54)      $(0.52)      $(0.54)      $(0.56)
  From net realized gain on investments                             --        (0.01)       (0.02)       (0.06)       (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.50)      $(0.55)      $(0.54)      $(0.60)      $(0.57)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.04        $9.86       $10.33       $10.35       $10.62
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        7.08         0.70         5.10         3.11        12.58
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.06         1.09         1.07         1.08         1.16
Expenses after expense reductions (f)                             0.70         0.70         0.70         0.70         0.70
Net investment income                                             4.75         4.05         3.77         3.81         4.44
Portfolio turnover                                                  56           77           99          170          141
Net assets at end of period (000 Omitted)                   $1,059,522     $922,617     $671,506     $531,705     $221,872
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                            YEARS ENDED 4/30
                                                               -----------------------------------------------------------
                                                                  2007         2006         2005         2004         2003
Net asset value, beginning of period                             $9.88       $10.34       $10.37       $10.64        $9.98
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.39        $0.33        $0.30        $0.31        $0.37
  Net realized and unrealized gain (loss) on investments          0.21        (0.33)        0.12        (0.07)        0.77
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.60          $--        $0.42        $0.24        $1.14
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.42)      $(0.45)      $(0.43)      $(0.45)      $(0.47)
  From net realized gain on investments                             --        (0.01)       (0.02)       (0.06)       (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.42)      $(0.46)      $(0.45)      $(0.51)      $(0.48)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.06        $9.88       $10.34       $10.37       $10.64
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        6.17        (0.04)        4.11         2.24        11.72
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.71         1.74         1.72         1.73         1.81
Expenses after expense reductions (f)                             1.55         1.55         1.55         1.55         1.55
Net investment income                                             3.92         3.21         2.93         2.92         3.62
Portfolio turnover                                                  56           77           99          170          141
Net assets at end of period (000 Omitted)                      $67,970      $77,518      $83,473      $90,726      $98,653
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                            YEARS ENDED 4/30
                                                               -----------------------------------------------------------
                                                                  2007         2006         2005         2004         2003
Net asset value, beginning of period                             $9.88       $10.34       $10.37       $10.64        $9.98
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.39        $0.32        $0.30        $0.31        $0.37
  Net realized and unrealized gain (loss) on investments          0.20        (0.32)        0.12        (0.07)        0.77
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.59          $--        $0.42        $0.24        $1.14
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.42)      $(0.45)      $(0.43)      $(0.45)      $(0.47)
  From net realized gain on investments                             --        (0.01)       (0.02)       (0.06)       (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.42)      $(0.46)      $(0.45)      $(0.51)      $(0.48)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.05        $9.88       $10.34       $10.37       $10.64
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                        6.07        (0.04)        4.11         2.24        11.72
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.71         1.74         1.72         1.73         1.81
Expenses after expense reductions (f)                             1.55         1.55         1.55         1.55         1.55
Net investment income                                             3.90         3.20         2.93         2.93         3.62
Portfolio turnover                                                  56           77           99          170          141
Net assets at end of period (000 Omitted)                      $67,112      $59,342      $53,915      $53,029      $41,768
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                            YEARS ENDED 4/30
                                                              ------------------------------------------------------------
                                                                  2007         2006         2005         2004         2003
Net asset value, beginning of period                             $9.87       $10.33       $10.35       $10.62        $9.96
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.48        $0.42        $0.40        $0.42        $0.45
  Net realized and unrealized gain (loss) on investments          0.21        (0.32)        0.13        (0.08)        0.80
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.69        $0.10        $0.53        $0.34        $1.25
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.52)      $(0.55)      $(0.53)      $(0.55)      $(0.58)
  From net realized gain on investments                             --        (0.01)       (0.02)       (0.06)       (0.01)
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.52)      $(0.56)      $(0.55)      $(0.61)      $(0.59)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.04        $9.87       $10.33       $10.35       $10.62
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           7.13         0.96         5.26         3.27        12.86
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            0.71         0.74         0.72         0.73         0.81
Expenses after expense reductions (f)                             0.55         0.55         0.55         0.55         0.55
Net investment income                                             4.89         4.20         3.95         3.93         4.52
Portfolio turnover                                                  56           77           99          170          141
Net assets at end of period (000 Omitted)                     $958,287     $614,643     $486,212     $249,314     $259,920
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

CLASS W                                                          YEAR ENDED 4/30
                                                                 ---------------
                                                                       2007

Net asset value, beginning of period                                   $9.86
--------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income (d)                                            $0.39
  Net realized and unrealized gain (loss) on investments                0.29
--------------------------------------------------------------------------------
Total from investment operations                                       $0.68
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------
  From net investment income                                          $(0.51)
--------------------------------------------------------------------------------
Net asset value, end of period                                        $10.03
--------------------------------------------------------------------------------
Total return (%) (r)(s)                                                 7.02
--------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  0.82
Expenses after expense reductions (f)                                   0.65
Net investment income                                                   4.55
Portfolio turnover                                                        56
Net assets at end of period (000 Omitted)                               $861
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                            YEARS ENDED 4/30
                                                               -----------------------------------------------------------
                                                                  2007         2006         2005         2004      2003(i)
Net asset value, beginning of period                             $9.86       $10.32       $10.35       $10.62       $10.44
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.44        $0.38        $0.36        $0.37        $0.14
  Net realized and unrealized gain (loss) on investments          0.21        (0.33)        0.11        (0.08)        0.22(g)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $0.65        $0.05        $0.47        $0.29        $0.36
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.47)      $(0.50)      $(0.48)      $(0.50)      $(0.18)
  From net realized gain on investments                             --        (0.01)       (0.02)       (0.06)          --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(0.47)      $(0.51)      $(0.50)      $(0.56)      $(0.18)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $10.04        $9.86       $10.32       $10.35       $10.62
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           6.71         0.45         4.63         2.75         3.43(n)
--------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.21         1.24         1.22         1.23         1.31(a)
Expenses after expense reductions (f)                             1.05         1.05         1.05         1.05         1.05(a)
Net investment income                                             4.42         3.70         3.43         3.46         3.88(a)
Portfolio turnover                                                  56           77           99          170          141
Net assets at end of period (000 Omitted)                      $26,862      $34,836      $32,330      $23,477       $9,880
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                              YEARS ENDED 4/30
                                                               -----------------------------
                                                                 2007       2006     2005(i)
Net asset value, beginning of period                            $9.88     $10.35      $10.28
--------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment income (d)                                     $0.38      $0.32       $0.03
  Net realized and unrealized gain (loss) on investments         0.21      (0.34)       0.08
--------------------------------------------------------------------------------------------
Total from investment operations                                $0.59     $(0.02)      $0.11
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
  From net investment income                                   $(0.41)    $(0.44)     $(0.04)
  From net realized gain on investments                            --      (0.01)         --
--------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(0.41)    $(0.45)     $(0.04)
--------------------------------------------------------------------------------------------
Net asset value, end of period                                 $10.06      $9.88      $10.35
--------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          6.07      (0.28)       1.02(n)
--------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           1.90       1.94        1.93(a)
Expenses after expense reductions (f)                            1.65       1.67        1.76(a)
Net investment income                                            3.79       3.11        2.93(a)
Portfolio turnover                                                 56         77          99
Net assets at end of period (000 Omitted)                      $1,655       $488         $50
--------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R2                                                              YEARS ENDED 4/30
                                                               -----------------------------
                                                                 2007       2006     2005(i)
Net asset value, beginning of period                            $9.90     $10.35      $10.28
--------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment income (d)                                     $0.42      $0.35       $0.03
  Net realized and unrealized gain (loss) on investments         0.19      (0.32)       0.08
--------------------------------------------------------------------------------------------
Total from investment operations                                $0.61      $0.03       $0.11
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
  From net investment income                                   $(0.44)    $(0.47)     $(0.04)
  From net realized gain on investments                            --      (0.01)         --
--------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(0.44)    $(0.48)     $(0.04)
--------------------------------------------------------------------------------------------
Net asset value, end of period                                 $10.07      $9.90      $10.35
--------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          6.33       0.25        1.05(n)
--------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           1.59       1.64        1.63(a)
Expenses after expense reductions (f)                            1.30       1.34        1.46(a)
Net investment income                                            4.10       3.46        3.23(a)
Portfolio turnover                                                 56         77          99
Net assets at end of period (000 Omitted)                      $2,406       $251         $51
--------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                                   YEARS ENDED 4/30
                                                              -----------------------------------------
                                                                 2007        2006       2005    2004(i)
Net asset value, beginning of period                            $9.85      $10.32     $10.35     $10.49
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (d)                                     $0.42       $0.36      $0.32      $0.17
  Net realized and unrealized gain (loss) on investments         0.21       (0.34)      0.12      (0.02)(g)
-------------------------------------------------------------------------------------------------------
Total from investment operations                                $0.63       $0.02      $0.44      $0.15
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                   $(0.45)     $(0.48)    $(0.45)    $(0.23)
  From net realized gain on investments                            --       (0.01)     (0.02)     (0.06)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(0.45)     $(0.49)    $(0.47)    $(0.29)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $10.03       $9.85     $10.32     $10.35
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          6.55        0.16       4.34       1.44(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           1.45        1.49       1.48       1.47(a)
Expenses after expense reductions (f)                            1.20        1.23       1.31       1.29(a)
Net investment income                                            4.25        3.54       3.25       3.24(a)
Portfolio turnover                                                 56          77         99        170
Net assets at end of period (000 Omitted)                     $26,212     $14,923     $3,908        $40
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                             YEARS ENDED 4/30
                                                              ------------------------------
                                                                 2007        2006    2005(i)
Net asset value, beginning of period                            $9.86      $10.33     $10.26
--------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment income (d)                                     $0.45       $0.37      $0.03
  Net realized and unrealized gain (loss) on investments         0.20       (0.32)      0.08
--------------------------------------------------------------------------------------------
Total from investment operations                                $0.65       $0.05      $0.11
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
  From net investment income                                   $(0.48)     $(0.51)    $(0.04)
  From net realized gain on investments                            --       (0.01)        --
--------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(0.48)     $(0.52)    $(0.04)
--------------------------------------------------------------------------------------------
Net asset value, end of period                                 $10.03       $9.86     $10.33
--------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          6.71        0.45       1.09(n)
--------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           1.12        1.14       1.12(a)
Expenses after expense reductions (f)                            0.95        0.95       0.95(a)
Net investment income                                            4.50        3.82       3.73(a)
Portfolio turnover                                                 56          77         99
Net assets at end of period (000 Omitted)                     $28,761     $10,835        $51
--------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                             YEARS ENDED 4/30
                                                              ------------------------------
                                                                 2007        2006    2005(i)
Net asset value, beginning of period                            $9.86      $10.33     $10.26
--------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------
  Net investment income (d)                                     $0.47       $0.36      $0.03
  Net realized and unrealized gain (loss) on investments         0.22       (0.28)      0.08
--------------------------------------------------------------------------------------------
Total from investment operations                                $0.69       $0.08      $0.11
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------
  From net investment income                                   $(0.51)     $(0.54)    $(0.04)
  From net realized gain on investments                            --       (0.01)        --
--------------------------------------------------------------------------------------------
Total distributions declared to shareholders                   $(0.51)     $(0.55)    $(0.04)
--------------------------------------------------------------------------------------------
Net asset value, end of period                                 $10.04       $9.86     $10.33
--------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          7.13        0.76       1.12(n)
--------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                           0.82        0.84       0.82(a)
Expenses after expense reductions (f)                            0.65        0.65       0.65(a)
Net investment income                                            4.75        4.02       4.04(a)
Portfolio turnover                                                 56          77         99
Net assets at end of period (000 Omitted)                     $11,129        $358        $51
--------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529A                                                                     YEARS ENDED 4/30
                                                              --------------------------------------------------
                                                                2007       2006       2005       2004    2003(i)
Net asset value, beginning of period                           $9.84     $10.30     $10.33     $10.61      $9.98
----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.42      $0.37      $0.36      $0.36      $0.29
  Net realized and unrealized gain (loss) on investments        0.22      (0.32)      0.11      (0.07)      0.75(g)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.64      $0.05      $0.47      $0.29      $1.04
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.47)    $(0.50)    $(0.48)    $(0.51)    $(0.40)
  From net realized gain on investments                           --      (0.01)     (0.02)     (0.06)     (0.01)
----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(0.47)    $(0.51)    $(0.50)    $(0.57)    $(0.41)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $10.01      $9.84     $10.30     $10.33     $10.61
----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                      6.60       0.44       4.66       2.75      10.56(n)
----------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.32       1.34       1.47       1.33       1.41(a)
Expenses after expense reductions (f)                           1.05       1.05       1.05       1.05       1.05(a)
Net investment income                                           4.41       3.71       3.44       3.44       3.99(a)
Portfolio turnover                                                56         77         99        170        141
Net assets at end of period (000 Omitted)                     $1,213       $637       $498       $229       $157
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529B                                                                     YEARS ENDED 4/30
                                                              --------------------------------------------------
                                                                2007       2006       2005       2004    2003(i)
Net asset value, beginning of period                           $9.88     $10.35     $10.36     $10.64     $10.00
----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.35      $0.30      $0.28      $0.29      $0.23
  Net realized and unrealized gain (loss) on investments        0.22      (0.33)      0.13      (0.09)      0.76(g)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.57     $(0.03)     $0.41      $0.20      $0.99
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.39)    $(0.43)    $(0.40)    $(0.42)    $(0.34)
  From net realized gain on investments                           --      (0.01)     (0.02)     (0.06)     (0.01)
----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(0.39)    $(0.44)    $(0.42)    $(0.48)    $(0.35)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $10.06      $9.88     $10.35     $10.36     $10.64
----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                      5.91      (0.39)      3.97       1.89      10.00(n)
----------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.97       1.99       1.97       1.98       2.06(a)
Expenses after expense reductions (f)                           1.80       1.80       1.80       1.80       1.80(a)
Net investment income                                           3.66       2.96       2.68       2.69       3.24(a)
Portfolio turnover                                                56         77         99        170        141
Net assets at end of period (000 Omitted)                       $355       $153       $130       $117        $41
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS 529C                                                                     YEARS ENDED 4/30
                                                              --------------------------------------------------
                                                                2007       2006       2005       2004    2003(i)
Net asset value, beginning of period                           $9.87     $10.34     $10.36     $10.63     $10.00
----------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.35      $0.30      $0.28      $0.28      $0.22
  Net realized and unrealized gain (loss) on investments        0.22      (0.33)      0.12      (0.07)      0.76(g)
----------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.57     $(0.03)     $0.40      $0.21      $0.98
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.39)    $(0.43)    $(0.40)    $(0.42)    $(0.34)
  From net realized gain on investments                           --      (0.01)     (0.02)     (0.06)     (0.01)
----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(0.39)    $(0.44)    $(0.42)    $(0.48)    $(0.35)
----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $10.05      $9.87     $10.34     $10.36     $10.63
----------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                      5.91      (0.39)      3.91       1.98       9.89(n)
----------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.97       1.99       1.97       1.98       2.06(a)
Expenses after expense reductions (f)                           1.80       1.80       1.80       1.80       1.80(a)
Net investment income                                           3.65       3.20       2.69       2.70       3.23(a)
Portfolio turnover                                                56         77         99        170        141
Net assets at end of period (000 Omitted)                       $628       $283       $249       $195        $57
----------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, July 31, 2002 (Classes 529A, 529B, and 529C), December 31, 2002
    (Class R), October 31, 2003 (Class R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated
    period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders is as follows:

                                                 4/30/07        4/30/06

          Ordinary income (including any
          short-term capital gains)         $100,785,733    $80,722,565
          Long-term capital gain                      --      1,332,915
-----------------------------------------------------------------------
          Total distributions               $100,785,733    $82,055,480

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07

          Cost of investments                            $2,251,457,550
          -------------------------------------------------------------
          Gross appreciation                                 14,472,037
          Gross depreciation                                (20,270,120)
          -------------------------------------------------------------
          Net unrealized appreciation (depreciation)        $(5,798,083)
          Undistributed ordinary income                       8,397,725
          Capital loss carryforwards                        (41,538,272)
          Post-October capital loss deferral                 (4,008,183)
          Other temporary differences                       (10,009,906)

As of April 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

              4/30/14                                      $(10,425,624)
              4/30/15                                       (31,112,648)
              ---------------------------------------------------------
                                                           $(41,538,272)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.35% of average daily net assets. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $3,007,679, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2007 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

The investment adviser has voluntarily agreed to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, program manager, and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the fund's average daily net assets. This agreement may be rescinded at any time. For the year ended April 30, 2007, this reduction amounted to $286,797 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $88,400 and $272 for the year ended April 30, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                               TOTAL           ANNUAL       DISTRIBUTION
                       DISTRIBUTION        SERVICE      DISTRIBUTION        EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE           PLAN(d)          RATE(e)                FEE
Class A                       0.10%          0.25%             0.35%            0.15%         $3,522,024
Class B                       0.75%          0.25%             1.00%            1.00%            737,097
Class C                       0.75%          0.25%             1.00%            1.00%            625,711
Class W                       0.10%             --             0.10%            0.10%                184
Class R                       0.25%          0.25%             0.50%            0.50%            165,854
Class R1                      0.50%          0.25%             0.75%            0.75%              8,367
Class R2                      0.25%          0.25%             0.50%            0.50%              8,248
Class R3                      0.25%          0.25%             0.50%            0.50%            101,660
Class R4                         --          0.25%             0.25%            0.25%             50,740
Class 529A                    0.25%          0.25%             0.50%            0.25%              2,472
Class 529B                    0.75%          0.25%             1.00%            1.00%              1,815
Class 529C                    0.75%          0.25%             1.00%            1.00%              3,164
--------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                           $5,227,336

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2007 based on each class' average daily net assets. 0.10% of the Class A and 0.10% of the Class 529A service fee is currently being waived under a written waiver arrangement through
    September 1, 2007. For the year ended April 30, 2007, this waiver amounted to $1,006,999 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to
    Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. Assets attributable to Class B shares are currently subject to a Class B service fee of 0.15% annually. The remaining portion of the Class B service fee is not in effect on such assets but may be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine. 0.10% of the Class A distribution fee is currently being waived under a written waiver arrangement through September 1, 2007. For the year ended April 30, 2007, this waiver amounted to
    $1,006,293 and is reflected as a reduction of total expenses in the Statement of Operations.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2007, were as follows:

                                                   AMOUNT

              Class A                              $8,545
              Class B                            $153,240
              Class C                             $10,622
              Class 529B                               $0
              Class 529C                               $0

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund's 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund's 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended April 30, 2007, were as follows:

                                                   AMOUNT

              Class 529A                           $1,765
              Class 529B                              454
              Class 529C                              791
              -------------------------------------------
              Total Program Manager Fees           $3,010

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2007, the fee was $1,563,531, which equated to 0.0779% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $993,238. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended April 30, 2007 was equivalent to an annual effective rate of 0.0177% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended April 30, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

               BEGINNING OF PERIOD    EFFECTIVE          ANNUAL           TOTAL
                 THROUGH 3/31/07        4/1/07     EFFECTIVE RATE (g)    AMOUNT

Class R1              0.45%             0.35%             0.35%          $ 4,883
Class R2              0.40%             0.25%             0.25%            6,307
Class R3              0.25%             0.15%             0.15%           48,701
Class R4              0.15%             0.15%             0.15%           30,444
Class R5              0.10%             0.10%             0.10%            5,001
--------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                   $95,336

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended April 30, 2007, this waiver amounted to $21,360 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2007, the fee paid to Tarantino LLC was $12,849. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $10,076, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                       PURCHASES           SALES

U.S. government securities                          $661,111,962    $496,717,218
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)      $1,007,814,979    $582,411,215
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                              YEAR ENDED                        YEAR ENDED
                                                4/30/07                           4/30/06
                                       SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                            43,732,716      $435,446,444      47,392,972      $481,373,703
  Class B                             1,299,035        12,904,182       1,931,470        19,729,045
  Class C                             2,572,046        25,649,874       2,190,090        22,306,294
  Class I                            35,593,265       354,710,768      15,663,050       158,827,306
  Class W                                77,212           772,967          10,142           100,000
  Class R                               732,685         7,297,739       1,205,801        12,250,108
  Class R1                              269,817         2,694,761          49,012           498,509
  Class R2                              407,856         4,064,356          31,883           321,419
  Class R3                            2,864,984        28,537,384       1,796,015        18,192,040
  Class R4                            4,233,544        42,167,701       1,550,288        15,575,489
  Class R5                            1,171,428        11,767,503          31,189           316,100
  Class 529A                             62,026           622,331          19,768           200,915
  Class 529B                             22,220           224,252           4,167            42,352
  Class 529C                             40,059           403,077           9,913           101,639
---------------------------------------------------------------------------------------------------
                                     93,078,893      $927,263,339      71,885,760      $729,834,919

Shares issued to shareholders in
reinvestment of distributions
  Class A                             3,660,706       $36,481,709       3,245,189       $32,911,939
  Class B                               243,204         2,426,279         289,686         2,947,457
  Class C                               169,159         1,687,975         173,482         1,763,984
  Class I                             3,133,769        31,235,084       2,691,086        27,306,760
  Class W                                   886             8,852              --                --
  Class R                               121,170         1,206,738         124,504         1,263,594
  Class R1                                4,542            45,434           1,202            12,088
  Class R2                                7,235            72,603             473             4,784
  Class R3                               92,466           921,508          41,090           414,325
  Class R4                               96,941           966,833          16,839           168,371
  Class R5                               23,320           233,849             272             2,763
  Class 529A                              3,320            33,006           2,787            28,197
  Class 529B                                708             7,075             568             5,772
  Class 529C                              1,234            12,324           1,196            12,153
---------------------------------------------------------------------------------------------------
                                      7,558,660       $75,339,269       6,588,374       $66,842,187

Shares reacquired
  Class A                           (35,381,942)    $(352,735,882)    (22,123,912)    $(223,968,492)
  Class B                            (2,628,701)      (26,182,078)     (2,445,564)      (24,890,354)
  Class C                            (2,072,848)      (20,655,386)     (1,569,745)      (15,958,033)
  Class I                            (5,582,609)      (55,462,565)     (3,127,558)      (31,702,434)
  Class W                                (2,392)          (24,012)             --                --
  Class R                            (1,710,011)      (17,071,532)       (929,242)       (9,424,222)
  Class R1                             (159,171)       (1,596,226)         (5,710)          (57,223)
  Class R2                             (201,536)       (2,019,285)        (11,858)         (119,644)
  Class R3                           (1,858,073)      (18,521,766)       (701,528)       (7,094,509)
  Class R4                           (2,562,780)      (25,603,098)       (472,910)       (4,743,926)
  Class R5                             (122,391)       (1,226,855)             --                --
  Class 529A                             (8,916)          (88,441)         (6,162)          (62,645)
  Class 529B                             (3,150)          (31,644)         (1,808)          (18,701)
  Class 529C                             (7,468)          (74,101)         (6,505)          (66,179)
---------------------------------------------------------------------------------------------------
                                    (52,301,988)    $(521,292,871)    (31,402,502)    $(318,106,362)

Net change
  Class A                            12,011,480      $119,192,271      28,514,249      $290,317,150
  Class B                            (1,086,462)      (10,851,617)       (224,408)       (2,213,852)
  Class C                               668,357         6,682,463         793,827         8,112,245
  Class I                            33,144,425       330,483,287      15,226,578       154,431,632
  Class W                                75,706           757,807          10,142           100,000
  Class R                              (856,156)       (8,567,055)        401,063         4,089,480
  Class R1                              115,188         1,143,969          44,504           453,374
  Class R2                              213,555         2,117,674          20,498           206,559
  Class R3                            1,099,377        10,937,126       1,135,577        11,511,856
  Class R4                            1,767,705        17,531,436       1,094,217        10,999,934
  Class R5                            1,072,357        10,774,497          31,461           318,863
  Class 529A                             56,430           566,896          16,393           166,467
  Class 529B                             19,778           199,683           2,927            29,423
  Class 529C                             33,825           341,300           4,604            47,613
---------------------------------------------------------------------------------------------------
                                     48,335,565      $481,309,737      47,071,632      $478,570,744

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, MFS Moderate Allocation Fund and MFS Growth Allocation Fund were the owners of record of approximately 2%, 10% and 12%, respectively, of the value of outstanding voting shares. In addition, the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended April 30, 2007, the fund's commitment fee and interest expense were $8,908 and $1,944, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IX and the Shareholders of
MFS Research Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Research Bond Fund (one of the portfolios comprising MFS Series Trust IX (the "Trust")) as of April 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Research Bond Fund as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
June 13, 2007

TRUSTEES AND OFFICERS --

IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                          PRINCIPAL OCCUPATIONS DURING
                              POSITION(s) HELD     TRUSTEE/OFFICER            THE PAST FIVE YEARS &
NAME, DATE OF BIRTH              WITH FUND             SINCE(h)              OTHER DIRECTORSHIPS(j)
-------------------         -------------------    ---------------    -----------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                February 2004      Massachusetts Financial Services
(born 10/20/63)                                                       Company, Chief Executive Officer,
                                                                      President, Chief Investment
                                                                      Officer and Director

Robert C. Pozen(k)          Trustee                February 2004      Massachusetts Financial Services
(born 8/08/46)                                                        Company, Chairman (since February
                                                                      2004); MIT Sloan School
                                                                      (education), Senior Lecturer
                                                                      (since 2006); Secretary of
                                                                      Economic Affairs, The Commonwealth
                                                                      of Massachusetts (January 2002 to
                                                                      December 2002); Fidelity
                                                                      Investments, Vice Chairman (June
                                                                      2000 to December 2001); Fidelity
                                                                      Management & Research Company
                                                                      (investment adviser), President
                                                                      (March 1997 to July 2001); Bell
                                                                      Canada Enterprises
                                                                      (telecommunications), Director;
                                                                      Medtronic, Inc. (medical
                                                                      technology), Director; Telesat
                                                                      (satellite communications),
                                                                      Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair      February 1992      Private investor; Eastern
(born 5/01/36)              of Trustees                               Enterprises (diversified services
                                                                      company), Chairman, Trustee and
                                                                      Chief Executive Officer (until
                                                                      November 2000)

Robert E. Butler(n)         Trustee                January 2006       Consultant - regulatory and
(born 11/29/41)                                                       compliance matters (since July
                                                                      2002); PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (November 2000 until June
                                                                      2002)

Lawrence H. Cohn, M.D.      Trustee                August 1993        Brigham and Women's Hospital,
(born 3/11/37)                                                        Chief of Cardiac Surgery (2005);
                                                                      Harvard Medical School, Professor
                                                                      of Cardiac Surgery; Physician
                                                                      Director of Medical Device
                                                                      Technology for Partners HealthCare

David H. Gunning            Trustee                January 2004       Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                        products and service provider),
                                                                      Vice Chairman/Director (since
                                                                      April 2001); Portman Limited
                                                                      (mining), Director (since 2005);
                                                                      Encinitos Ventures (private
                                                                      investment company), Principal
                                                                      (1997 to April 2001); Lincoln
                                                                      Electric Holdings, Inc. (welding
                                                                      equipment manufacturer), Director

William R. Gutow            Trustee                December 1993      Private investor and real estate
(born 9/27/41)                                                        consultant; Capitol Entertainment
                                                                      Management Company (video
                                                                      franchise), Vice Chairman;
                                                                      Atlantic Coast Tan (tanning
                                                                      salons), Vice Chairman (since
                                                                      2002)

Michael Hegarty             Trustee                December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                       services and insurance), Vice
                                                                      Chairman and Chief Operating
                                                                      Officer (until May 2001); The
                                                                      Equitable Life Assurance Society
                                                                      (insurance), President and Chief
                                                                      Operating Officer (until May 2001)

Lawrence T. Perera          Trustee                July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                        Partner

J. Dale Sherratt            Trustee                August 1993        Insight Resources, Inc.
(born 9/23/38)                                                        (acquisition planning
                                                                      specialists), President; Wellfleet
                                                                      Investments (investor in health
                                                                      care companies), Managing General
                                                                      Partner (since 1993); Cambridge
                                                                      Nutraceuticals (professional
                                                                      nutritional products), Chief
                                                                      Executive Officer (until May 2001)

Laurie J. Thomsen           Trustee                March 2005         Private investor; Prism Venture
(born 8/05/57)                                                        Partners (venture capital), Co-
                                                                      founder and General Partner (until
                                                                      June 2004); St. Paul Travelers
                                                                      Companies (commercial property
                                                                      liability insurance), Director

Robert W. Uek               Trustee                January 2006       Retired (since 1999);
(born 5/18/41)                                                        PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 1999); Consultant
                                                                      to investment company industry
                                                                      (since 2000); TT International
                                                                      Funds (mutual fund complex),
                                                                      Trustee (2000 until 2005);
                                                                      Hillview Investment Trust II Funds
                                                                      (mutual fund complex), Trustee
                                                                      (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President              November 2005      Massachusetts Financial Services
(born 12/01/58)                                                       Company, Executive Vice President
                                                                      and Chief Regulatory Officer
                                                                      (since March 2004); Fidelity
                                                                      Management & Research Company,
                                                                      Vice President (prior to March
                                                                      2004); Fidelity Group of Funds,
                                                                      President and Treasurer (prior to
                                                                      March 2004)

Tracy Atkinson(k)           Treasurer              September 2005     Massachusetts Financial Services
(born 12/30/64)                                                       Company, Senior Vice President
                                                                      (since September 2004);
                                                                      PricewaterhouseCoopers LLP,
                                                                      Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary    July 2005          Massachusetts Financial Services
(born 1/18/74)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since April 2003);
                                                                      Kirkpatrick & Lockhart LLP (law
                                                                      firm), Associate (prior to April
                                                                      2003)

Ethan D. Corey(k)           Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/21/63)             and Assistant Clerk                       Company, Special Counsel (since
                                                                      December 2004); Dechert LLP (law
                                                                      firm), Counsel (prior to December
                                                                      2004)

David L. DiLorenzo(k)       Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 8/10/68)                                                        Company, Vice President (since
                                                                      June 2005); JP Morgan Investor
                                                                      Services, Vice President (prior to
                                                                      June 2005)

Timothy M. Fagan(k)         Assistant Secretary    September 2005     Massachusetts Financial Services
(born 7/10/68)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since September 2005);
                                                                      John Hancock Advisers, LLC, Vice
                                                                      President and Chief Compliance
                                                                      Officer (September 2004 to August
                                                                      2005), Senior Attorney (prior to
                                                                      September 2004); John Hancock
                                                                      Group of Funds, Vice President and
                                                                      Chief Compliance Officer
                                                                      (September 2004 to December 2004)

Mark D. Fischer(k)          Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 10/27/70)                                                       Company, Vice President (since May
                                                                      2005); JP Morgan Investment
                                                                      Management Company, Vice President
                                                                      (prior to May 2005)

Brian E. Langenfeld(k)      Assistant Secretary    June 2006          Massachusetts Financial Services
(born 3/07/73)              and Assistant Clerk                       Company, Assistant Vice President
                                                                      and Counsel (since May 2006); John
                                                                      Hancock Advisers, LLC, Assistant
                                                                      Vice President and Counsel (May
                                                                      2005 to April 2006); John Hancock
                                                                      Advisers, LLC, Attorney and
                                                                      Assistant Secretary (prior to May
                                                                      2005)

Ellen Moynihan(k)           Assistant Treasurer    April 1997         Massachusetts Financial Services
(born 11/13/57)                                                       Company, Senior Vice President

Susan S. Newton(k)          Assistant Secretary    May 2005           Massachusetts Financial Services
(born 3/07/50)              and Assistant Clerk                       Company, Senior Vice President and
                                                                      Associate General Counsel (since
                                                                      April 2005); John Hancock
                                                                      Advisers, LLC, Senior Vice
                                                                      President, Secretary and Chief
                                                                      Legal Officer (prior to April
                                                                      2005); John Hancock Group of
                                                                      Funds, Senior Vice President,
                                                                      Secretary and Chief Legal Officer
                                                                      (prior to April 2005)

Susan A. Pereira(k)         Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/05/70)             and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since June 2004); Bingham
                                                                      McCutchen LLP (law firm),
                                                                      Associate (prior to June 2004)

Mark N. Polebaum(k)         Secretary and Clerk    January 2006       Massachusetts Financial Services
(born 5/01/52)                                                        Company, Executive Vice President,
                                                                      General Counsel and Secretary
                                                                      (since January 2006); Wilmer
                                                                      Cutler Pickering Hale and Dorr LLP
                                                                      (law firm), Partner (prior to
                                                                      January 2006)

Frank L. Tarantino          Independent Chief      June 2004          Tarantino LLC (provider of
(born 3/07/44)              Compliance Officer                        compliance services), Principal
                                                                      (since June 2004); CRA Business
                                                                      Strategies Group (consulting
                                                                      services), Executive Vice
                                                                      President (April 2003 to June
                                                                      2004); David L. Babson & Co.
                                                                      (investment adviser), Managing
                                                                      Director, Chief Administrative
                                                                      Officer and Director (prior to
                                                                      March 2003)

James O. Yost(k)            Assistant Treasurer    September 1990     Massachusetts Financial Services
(born 6/12/60)                                                        Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of
    $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                              CUSTODIAN
Massachusetts Financial Services Company        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                     Effective May 1, 2007, the custodian changed to:
MFS Fund Distributors, Inc.                     JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741      One Chase Manhattan Plaza
                                                New York, NY 10081
PORTFOLIO MANAGERS
Robert Persons                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Michael Roberge                                 Deloitte & Touche LLP
Jeffrey Wakelin                                 200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

MFS(R) Mutual Funds
ANNUAL REPORT                                                           4/30/07




                                             MFS(R) RESEARCH BOND FUND J




                                             M F S(R)
                                             INVESTMENT MANAGEMENT

                                                                   RBJ-ANN 4/07

MFS(R) RESEARCH BOND FUND J

LETTER FROM THE CEO                                              1
------------------------------------------------------------------
PORTFOLIO COMPOSITION                                            2
------------------------------------------------------------------
MANAGEMENT REVIEW                                                3
------------------------------------------------------------------
PERFORMANCE SUMMARY                                              4
------------------------------------------------------------------
EXPENSE TABLE                                                    6
------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         7
------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                             17
------------------------------------------------------------------
STATEMENT OF OPERATIONS                                         18
------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                             19
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            20
------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                   21
------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         27
------------------------------------------------------------------
TRUSTEES AND OFFICERS                                           28
------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                   31
------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                           31
------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                  31
------------------------------------------------------------------
FEDERAL TAX INFORMATION                                         31
------------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                           32
------------------------------------------------------------------
CONTACT INFORMATION                                     BACK COVER
------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.


------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    The past year has been a great example of why investors should keep their eyes on the long term.

    In 2006 the Dow Jones Industrial Average returned 19%. As of mid-May 2007, it had returned another 8% and continued to reach new highs. But the Dow's upward rise has not been without hiccups. After hitting new records in February, the Dow lost 5.8% between February 20 and March 5, as stocks were sold off around the globe. As we have said before, markets are volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

    If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. Both the bond and stock markets are cyclical. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals. We believe you should not let the headlines guide you in your investment decisions and should be cautious about overreacting to short-term volatility.

    In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      88.2%
              Floating Rate Loans                         0.3%
              Cash & Other Net Assets                    11.5%

              FIXED INCOME SECTORS (i)

              High Grade Corporates                      34.5%
              ------------------------------------------------
              Mortgage-Backed Securities                 13.6%
              ------------------------------------------------
              Commercial Mortgage-Backed Securities      12.9%
              ------------------------------------------------
              U.S. Treasury Securities                   11.5%
              ------------------------------------------------
              High Yield Corporates                       4.7%
              ------------------------------------------------
              Emerging Market Bonds                       4.0%
              ------------------------------------------------
              U.S. Government Agencies                    3.0%
              ------------------------------------------------
              Asset-Backed Securities                     2.0%
              ------------------------------------------------
              Collaterized Debt Obligations               1.4%
              ------------------------------------------------
              Residential Mortgage-Backed Securities      0.6%
              ------------------------------------------------
              Floating Rate Loans                         0.3%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                        53.6%
              ------------------------------------------------
              AA                                          6.2%
              ------------------------------------------------
              A                                           7.6%
              ------------------------------------------------
              BBB                                        25.2%
              ------------------------------------------------
              BB                                          3.2%
              ------------------------------------------------
              B                                           3.4%
              ------------------------------------------------
              Not Rated                                   0.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      4.7
              ------------------------------------------------
              Average Life (i)(m)                      7.3 yrs
              ------------------------------------------------
              Average Maturity (i)(m)                 16.4 yrs
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term) (a)                   AA-
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term) (a)                  A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 04/30/07.

Percentages are based on net assets as of 04/30/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended April 30, 2007, Class B shares of the MFS Research Bond Fund J provided a total return of 6.03%, at net asset value. This compares with a return of 7.35% for the fund's benchmark, the Lehman Brothers U.S. Aggregate Bond Index (the Lehman Index).

DETRACTORS FROM PERFORMANCE

The fund's overweighted position in U.S. Treasuries detracted from results relative to the Lehman Index. The fund's holdings of asset-backed securities were also a drag on performance. Having an underweighted position in the strong-performing mortgage-backed securities sector hurt relative results over the reporting period. This positioning was due in large part to the negative convexity(c) of the asset class.

CONTRIBUTORS TO PERFORMANCE

The fund's positioning in corporate bonds added to relative results. Other areas that contributed to performance included our holdings of high yield bonds and emerging market debt which the index does not own. The fund also benefited from holding higher-yielding securities than the benchmark.

Respectfully

Robert Persons              Michael Roberge            Jeffrey Wakelin
Portfolio Managers          Portfolio Manager          Portfolio Manager

(c) Convexity is a measure of the curvature of the price-yield curve. The combination of duration and convexity provides a better approximation of a bond's sensitivity to changes in interest rates. Duration provides a first order approximation of how much a bond price will drop with rising interest rates or rise with falling interest rates. Positive convexity implies an additional positive impact for all interest rate movements; negative convexity implies an additional negative impact.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 4/30/07

The following chart illustrates the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
For the period from the commencement of investment operations, October 17, 2002, through the stated period end.

                           MFS Research        Lehman Brothers
                           Bond Fund J          U.S. Aggregate
                            - Class A             Bond Index
                           ------------        ---------------
         10/02                $10,000              $10,000
         4/03                  10,808               10,536
         4/04                  11,034               10,728
         4/05                  11,532               11,292
         4/06                  11,513               11,372
         4/07                  12,013               12,209

TOTAL RETURNS THROUGH 4/30/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

    Share class     Class inception date                   1-yr       Life (t)
-------------------------------------------------------------------------------
        B                10/17/02                          6.03%        4.49%
-------------------------------------------------------------------------------

AVERAGE ANNUAL

Comparative benchmark

-------------------------------------------------------------------------------
    Lehman Brothers U.S. Aggregate Bond Index (f)          7.35%        4.48%
-------------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE

   Share class
-------------------------------------------------------------------------------
        B                                                  2.03%        4.12%
    With CDSC (Declining over six years
    from 4% to 0%) (x)
-------------------------------------------------------------------------------

CDSC -- Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, October 17, 2002, through the stated period end.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Lehman Brothers U.S. Aggregate Bond Index - measures the U.S. investment grade, fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Prior to December 22, 2003, the Research Bond Fund J (the "fund") was a "fund of funds" and invested all of its assets in Class I shares of the MFS Research Bond Fund, an open-end investment company that has the same investment objective as the fund.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2006 THROUGH APRIL 30, 2007.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2006 through April 30, 2007.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                     Expenses
                                                                    Paid During
                       Annualized     Beginning         Ending      Period (p)
                         Expense    Account Value   Account Value    11/01/06-
                          Ratio        11/01/06        4/30/07        4/30/07
--------------------------------------------------------------------------------
    Actual                1.63%       $1,000.00       $1,021.40        $8.17
--------------------------------------------------------------------------------
    Hypothetical (h)      1.63%       $1,000.00       $1,016.71        $8.15
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to the fund's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
4/30/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 99.1%
------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                      SHARES/PAR       VALUE ($)
------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%
------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.875%, 2018                                                    $  312,674      $    325,181
------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 16.7%
------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                       $  138,945      $    124,339
Banc of America Commercial Mortgage, Inc., "AM", FRN, 5.3534%, 2047                            657,557           652,179
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                                   492,321           478,075
Banc of America Commercial Mortgage, Inc., FRN, 5.9651%, 2045                                  710,000           732,504
Bayview Commercial Asset Trust, 0.775%, 2035 (i)(z)                                          6,464,679           526,265
Bayview Commercial Asset Trust, FRN, 0.84%, 2013 (i)(z)                                      2,580,765           212,913
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                                      3,844,506           341,746
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                                    2,770,875           252,071
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                                         331,000           329,190
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041                                         307,000           306,024
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041                           401,050           396,387
Capital One Auto Finance Trust, 3.18%, 2010                                                    353,798           351,311
Citigroup Commercial Mortgage Trust, 5.462%, 2049                                              680,000           680,127
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.648%, 2048                                700,000           710,764
Citigroup/Deutsche Bank Commercial Mortgage Trust, "B", FRN, 5.447%, 2049                      300,000           295,938
Citigroup/Deutsche Bank Commercial Mortgage Trust, "H", FRN, 5.8817%, 2049 (z)                 167,056           159,800
Citigroup/Deutsche Bank Commercial Mortgage Trust, "J", FRN, 5.8817%, 2049 (z)                 260,000           241,638
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044                          580,000           581,053
Credit-Based Asset Servicing & Securitization LLC, FRN, 5.303%, 2035                           407,489           405,626
Crest G-Star CDO, 6.95%, 2032 (z)                                                              974,000         1,010,933
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                             185,597           186,024
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                                        132,280           132,578
Deutsche Mortgage & Asset Receiving Corp., 7.5%, 2031                                          415,000           449,436
E*TRADE RV & Marine Trust, 3.62%, 2018                                                         141,000           136,914
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                                     88,895            90,758
Falcon Franchise Loan LLC, FRN, 3.426%, 2023 (i)(n)                                            139,843            14,450
Falcon Franchise Loan LLC, FRN, 4.1216%, 2025 (i)(z)                                         2,074,080           291,657
First Union National Bank Commercial Mortgage Trust, FRN, 1.1842%, 2043 (i)(n)               5,737,656           171,144
First Union-Lehman Brothers Bank of America, FRN, 0.6911%, 2035 (i)                          5,647,111            82,361
First Union-Lehman Brothers Commercial Mortgage Trust, FRN, 7.5%, 2029                         202,000           223,869
Greenwich Capital Commercial Funding Corp., 4.569%, 2042                                       400,000           389,811
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2036                                  400,000           401,290
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                                  474,453           471,402
IKON Receivables Funding LLC, 3.27%, 2011                                                      138,662           138,326
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (n)                           337,785           337,911
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3805%, 2041                        400,000           399,902
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.508%, 2042 (n)                     540,000           522,625
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042                         649,533           631,844
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.5421%, 2043                        826,928           823,867
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043                         710,000           733,451
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3866%, 2044                        380,000           378,428
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046                         881,125           865,045
KKR Financial CLO Ltd., "C", FRN, 6.756%, 2021 (z)                                             787,476           787,476
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 0.7075%, 2035 (i)                    6,976,158            87,035
Long Beach Auto Receivables Trust, FRN, 2.841%, 2010                                           390,066           383,165
Merrill Lynch Mortgage Trust, FRN, 5.107%, 2038                                                380,000           373,292
Merrill Lynch Mortgage Trust, FRN, 5.8432%, 2039                                               860,000           880,085
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.204%, 2049                         695,000           683,069
Morgan Stanley Capital I, Inc., FRN, 7.4991%, 2030                                             160,000           161,757
Morgan Stanley Capital I, Inc., FRN, 1.1019%, 2031 (i)(n)                                    4,846,649            72,622
Mortgage Capital Funding, Inc., FRN, 0.806%, 2031 (i)                                        2,746,416            13,729
Multi-Family Capital Access One, Inc., 6.65%, 2024                                             288,978           292,121
Nationslink Funding Corp., FRN, 0.6851%, 2030 (i)                                            1,766,033            20,830
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                                          500,000           493,541
Popular ABS Mortgage Pass-Through Trust, FRN, 4.62%, 2035                                      242,364           239,140
Preferred Term Securities IV Ltd., CDO, FRN, 7.6%, 2031 (z)                                    107,683           108,006
Preferred Term Securities XIX Ltd., CDO, FRN, 5.7049%, 2035 (z)                              1,425,000         1,428,563
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                                  185,000           181,750
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                                845,000           839,405
Structured Asset Securities Corp., FRN, 5.56%, 2035 (n)                                        455,385           455,732
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                                     109,223           109,185
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                                          570,000           555,442
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                                     700,000           679,529
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                                     879,362           864,555
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                                     565,886           557,966
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3713%, 2044                                    677,000           672,967
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4906%, 2044                                    670,000           668,662
                                                                                                            ------------
                                                                                                            $ 28,271,600
------------------------------------------------------------------------------------------------------------------------
Automotive - 0.6%
------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7.375%, 2009                                                         $  220,000      $    220,170
Ford Motor Credit Co., 5.7%, 2010                                                              136,000           131,062
Ford Motor Credit Co. LLC, 9.75%, 2010                                                         290,000           306,870
Johnson Controls, Inc., 5.5%, 2016                                                             436,000           432,399
                                                                                                            ------------
                                                                                                            $  1,090,501
------------------------------------------------------------------------------------------------------------------------
Broadcasting - 1.3%
------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                  $  421,000      $    432,578
CBS Corp., 6.625%, 2011                                                                        598,000           624,438
Clear Channel Communications, Inc., 7.65%, 2010                                                 99,000           104,537
Clear Channel Communications, Inc., 6.25%, 2011                                                400,000           396,778
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                             545,000           582,469
News America Holdings, 8.5%, 2025                                                               30,000            36,346
                                                                                                            ------------
                                                                                                            $  2,177,146
------------------------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 3.1%
------------------------------------------------------------------------------------------------------------------------
AMVESCAP PLC, 4.5%, 2009                                                                    $  518,000      $    509,056
AMVESCAP PLC, 5.625%, 2012                                                                     390,000           392,292
Goldman Sachs Group, Inc., 5.625%, 2017                                                        750,000           746,644
Lehman Brothers Holdings, Inc., 8.25%, 2007                                                    404,000           405,308
Lehman Brothers Holdings, Inc., 5.5%, 2016                                                     186,000           186,237
Merrill Lynch & Co., Inc., 6.05%, 2016                                                       1,199,000         1,235,926
Morgan Stanley, 5.75%, 2016                                                                  1,220,000         1,236,629
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                                   424,000           449,066
                                                                                                            ------------
                                                                                                            $  5,161,158
------------------------------------------------------------------------------------------------------------------------
Building - 0.1%
------------------------------------------------------------------------------------------------------------------------
American Standard Cos., Inc., 7.375%, 2008                                                  $    3,000      $      3,033
American Standard Cos., Inc., 7.625%, 2010                                                     100,000           105,820
                                                                                                            ------------
                                                                                                            $    108,853
------------------------------------------------------------------------------------------------------------------------
Business Services - 0.3%
------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 6.4%, 2016                                                                     $  545,000      $    561,547
------------------------------------------------------------------------------------------------------------------------
Cable TV - 2.1%
------------------------------------------------------------------------------------------------------------------------
Comcast Corp., 6.45%, 2037                                                                  $  739,000      $    747,377
Cox Communications, Inc., 7.125%, 2012                                                         630,000           680,366
Rogers Cable, Inc., 5.5%, 2014                                                                 656,000           649,440
TCI Communications, Inc., 9.8%, 2012                                                           181,000           214,615
Time Warner Cable, Inc., 5.85%, 2017 (z)                                                       650,000           653,905
Time Warner Entertainment Co. LP, 8.375%, 2033                                                 443,000           540,716
                                                                                                            ------------
                                                                                                            $  3,486,419
------------------------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 0.9%
------------------------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 5.125%, 2011                                                          $  680,000      $    673,686
Western Union Co., 5.4%, 2011                                                                  900,000           900,335
                                                                                                            ------------
                                                                                                            $  1,574,021
------------------------------------------------------------------------------------------------------------------------
Defense Electronics - 0.5%
------------------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                                 $  502,000      $    495,732
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                                     372,000           389,311
                                                                                                            ------------
                                                                                                            $    885,043
------------------------------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.2%
------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022 (n)                                                 $  290,000      $    298,338
------------------------------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.3%
------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.475%, 2012                                                    $  624,750      $    596,813
------------------------------------------------------------------------------------------------------------------------
Energy - Independent - 0.8%
------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 5.95%, 2016                                                       $  390,000      $    393,029
Apache Corp., 7.375%, 2047                                                                      10,000            11,715
Ocean Energy, Inc., 4.375%, 2007                                                               202,000           201,045
Ocean Energy, Inc., 7.25%, 2011                                                                241,000           258,472
XTO Energy, Inc., 5.65%, 2016                                                                  529,000           529,336
                                                                                                            ------------
                                                                                                            $  1,393,597
------------------------------------------------------------------------------------------------------------------------
Energy - Integrated - 0.3%
------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                         $  394,000      $    417,148
TNK-BP Finance S.A., 7.5%, 2016                                                                106,000           112,228
                                                                                                            ------------
                                                                                                            $    529,376
------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.1%
------------------------------------------------------------------------------------------------------------------------
Turner Broadcasting System, Inc., 8.375%, 2013                                              $  101,000      $    115,141
------------------------------------------------------------------------------------------------------------------------
Financial Institutions - 2.7%
------------------------------------------------------------------------------------------------------------------------
Capital One Financial Co., 6.15%, 2016                                                      $  510,000      $    517,650
CIT Group, Inc., 6.1% to 2017, FRN to 2067                                                      80,000            77,069
Countrywide Financial Corp., 6.25%, 2016                                                       816,000           824,332
General Motors Acceptance Corp., 6.75%, 2014                                                   739,000           728,767
HSBC Finance Corp., 5.5%, 2016                                                                 978,000           976,565
ORIX Corp., 5.48%, 2011                                                                        880,000           885,033
Residential Capital LLC, 6.875%, 2015                                                          540,000           546,813
                                                                                                            ------------
                                                                                                            $  4,556,229
------------------------------------------------------------------------------------------------------------------------
Food & Beverages - 1.2%
------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                                               $  540,000      $    564,975
Kraft Foods, Inc., 6.25%, 2012                                                                 251,000           261,029
Miller Brewing Co., 5.5%, 2013 (n)                                                             816,000           819,160
Tyson Foods, Inc., 6.6%, 2016                                                                  370,000           385,725
                                                                                                            ------------
                                                                                                            $  2,030,889
------------------------------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.5%
------------------------------------------------------------------------------------------------------------------------
CVS Corp., 5.75%, 2011                                                                      $  350,000      $    356,603
CVS Corp., 6.125%, 2016                                                                        520,000           539,120
                                                                                                            ------------
                                                                                                            $    895,723
------------------------------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.3%
------------------------------------------------------------------------------------------------------------------------
Stora Enso Oyj, 7.25%, 2036 (n)                                                             $  504,000      $    517,357
------------------------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
------------------------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp., 6%, 2016 (n)                                                       $  355,000      $    352,180
------------------------------------------------------------------------------------------------------------------------
Industrial - 0.4%
------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., 6.5%, 2011                                                                 $  620,000      $    636,891
------------------------------------------------------------------------------------------------------------------------
Insurance - 0.9%
------------------------------------------------------------------------------------------------------------------------
American International Group, Inc., 5.05%, 2015                                             $  335,000      $    329,206
American International Group, Inc., 6.25%, 2037                                                200,000           199,070
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                    423,000           421,418
UnumProvident Corp., 6.85%, 2015 (n)                                                           548,000           572,789
                                                                                                            ------------
                                                                                                            $  1,522,483
------------------------------------------------------------------------------------------------------------------------
Insurance - Property & Casualty - 0.6%
------------------------------------------------------------------------------------------------------------------------
Chubb Corp., 6.375% to 2017, FRN to 2067                                                    $  450,000      $    455,426
Fund American Cos., Inc., 5.875%, 2013                                                         585,000           586,145
                                                                                                            ------------
                                                                                                            $  1,041,571
------------------------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.3%
------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                         $  500,000      $    525,625
------------------------------------------------------------------------------------------------------------------------
Major Banks - 4.0%
------------------------------------------------------------------------------------------------------------------------
BAC Capital Trust XIV, 5.63% to 2012, FRN to 2043                                           $  810,000      $    813,149
Bank of America Corp., 5.625%, 2016                                                          1,120,000         1,142,009
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                                   619,000           596,475
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                                     338,000           366,215
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                                       254,000           259,902
JPMorgan Chase & Co., 5.125%, 2014                                                             344,000           340,133
JPMorgan Chase & Co., 5.15%, 2015                                                              400,000           393,556
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                                       812,000           829,327
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                           195,000           201,783
PNC Funding Corp., 5.625%, 2017                                                                490,000           494,254
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                                         148,000           149,408
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                            258,000           289,732
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                          475,000           482,078
Wachovia Corp., 6.605%, 2025                                                                   387,000           421,019
                                                                                                            ------------
                                                                                                            $  6,779,040
------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.0%
------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 6.125%, 2015                                         $  675,000      $    677,258
Hospira, Inc., 5.55%, 2012                                                                     300,000           301,638
Hospira, Inc., 6.05%, 2017                                                                     290,000           292,985
McKesson Corp., 5.7%, 2017                                                                     360,000           359,436
                                                                                                            ------------
                                                                                                            $  1,631,317
------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%
------------------------------------------------------------------------------------------------------------------------
International Steel Group, Inc., 6.5%, 2014                                                 $  722,000      $    754,822
Peabody Energy Corp., 5.875%, 2016                                                             510,000           488,325
Vale Overseas Ltd., 6.25%, 2017                                                                512,000           525,058
                                                                                                            ------------
                                                                                                            $  1,768,205
------------------------------------------------------------------------------------------------------------------------
Mortgage Backed - 13.5%
------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.55%, 2011                                                                     $  345,065      $    337,859
Fannie Mae, 5.12%, 2012                                                                        285,680           287,766
Fannie Mae, 4.518%, 2014                                                                       291,392           283,540
Fannie Mae, 4.62%, 2014                                                                        181,770           177,650
Fannie Mae, 4.666%, 2014                                                                       649,534           637,147
Fannie Mae, 4.86%, 2014                                                                        181,831           179,234
Fannie Mae, 4.56%, 2015                                                                        233,040           226,745
Fannie Mae, 4.665%, 2015                                                                       156,606           153,298
Fannie Mae, 4.69%, 2015                                                                        130,921           128,382
Fannie Mae, 4.7%, 2015                                                                         180,690           177,247
Fannie Mae, 4.74%, 2015                                                                        200,000           195,600
Fannie Mae, 4.78%, 2015                                                                        221,637           218,270
Fannie Mae, 4.815%, 2015                                                                       271,000           266,082
Fannie Mae, 4.82%, 2015                                                                        229,989           227,007
Fannie Mae, 4.87%, 2015                                                                        177,559           175,642
Fannie Mae, 4.89%, 2015                                                                        126,427           125,233
Fannie Mae, 4.925%, 2015                                                                       497,999           494,605
Fannie Mae, 5%, 2016 - 2025                                                                    585,458           580,859
Fannie Mae, 4.996%, 2017                                                                       624,388           623,095
Fannie Mae, 5.5%, 2018 - 2037                                                                8,621,677         8,564,127
Fannie Mae, 4.88%, 2020                                                                        180,743           178,888
Fannie Mae, 6.5%, 2033                                                                         157,628           162,142
Fannie Mae, 6%, 2034 - 2037                                                                    837,593           844,863
Freddie Mac, 5%, 2018 - 2028                                                                 2,760,472         2,746,318
Freddie Mac, 4%, 2024                                                                          116,010           114,039
Freddie Mac, 5.5%, 2025 - 2035                                                               2,525,330         2,503,198
Freddie Mac, 6%, 2034 - 2035                                                                 1,548,376         1,567,816
Ginnie Mae, 6%, 2036                                                                           636,800           644,926
                                                                                                            ------------
                                                                                                            $ 22,821,578
------------------------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 2.0%
------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy Resources Corp., 7.875%, 2013                                            $  866,000      $    967,150
CenterPoint Energy, Inc., 5.95%, 2017                                                          250,000           252,365
Kinder Morgan Energy Partners LP, 6%, 2017                                                     420,000           426,765
Kinder Morgan Energy Partners LP, 7.75%, 2032                                                  236,000           268,595
Kinder Morgan Energy Partners LP, 5.8%, 2035                                                   295,000           275,353
Magellan Midstream Partners LP, 5.65%, 2016                                                    492,000           488,080
Spectra Energy Capital LLC, 8%, 2019                                                           571,000           657,215
                                                                                                            ------------
                                                                                                            $  3,335,523
------------------------------------------------------------------------------------------------------------------------
Network & Telecom - 2.2%
------------------------------------------------------------------------------------------------------------------------
BellSouth Corp., 6.55%, 2034                                                                $  640,000      $    667,103
CenturyTel, Inc., 8.375%, 2010                                                                  30,000            32,857
Deutsche Telekom B.V., 5.75%, 2016                                                             476,000           477,938
Telecom Italia Capital, 6.2%, 2011                                                             726,000           749,019
Telecom Italia Capital, 5.25%, 2015                                                            278,000           267,206
Telefonica Emisiones S.A.U., 7.045%, 2036                                                      619,000           664,142
Verizon New York, Inc., 6.875%, 2012                                                           781,000           825,039
                                                                                                            ------------
                                                                                                            $  3,683,304
------------------------------------------------------------------------------------------------------------------------
Oil Services - 0.3%
------------------------------------------------------------------------------------------------------------------------
Halliburton Co., 5.5%, 2010                                                                 $  423,000      $    428,289
------------------------------------------------------------------------------------------------------------------------
Oils - 0.6%
------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 7.5%, 2015                                                    $1,000,000      $  1,032,146
------------------------------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 3.4%
------------------------------------------------------------------------------------------------------------------------
Alfa Diversified Payment Rights Finance Co., FRN, 7.2549%, 2011 (n)                         $  589,000      $    589,000
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                                713,000           715,139
Citigroup, Inc., 5.625%, 2012                                                                  190,000           194,018
Citigroup, Inc., 5%, 2014                                                                      828,000           810,186
Fifth Third Bancorp, 5.45%, 2017                                                               620,000           617,746
HSBK Europe B.V., 7.25%, 2017 (z)                                                              205,000           204,488
Kazkommerts International B.V., 8.5%, 2013                                                     428,000           452,610
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                              480,000           493,029
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                               465,000           462,749
Russian Standard Finance S.A., 7.5%, 2010                                                      178,000           173,995
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                400,000           404,500
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                     660,000           682,178
                                                                                                            ------------
                                                                                                            $  5,799,638
------------------------------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                            $  335,000      $    364,731
Idearc, Inc., 8%, 2016 (n)                                                                     615,000           641,138
                                                                                                            ------------
                                                                                                            $  1,005,869
------------------------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                              $  326,000      $    352,080
TFM S.A. de C.V., 12.5%, 2012                                                                  380,000           405,840
Union Pacific Corp., 7.25%, 2008                                                               175,000           179,943
                                                                                                            ------------
                                                                                                            $    937,863
------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.7%
------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc., REIT, 5%, 2015                                                     $  253,000      $    245,488
HRPT Properties Trust, REIT, 6.25%, 2016                                                       716,000           745,236
Kimco Realty Corp., REIT, 6%, 2012                                                             150,000           155,451
Kimco Realty Corp., REIT, 5.783%, 2016                                                         648,000           659,569
Liberty Property Ltd. Partnership, REIT, 5.5%, 2016                                            580,000           577,067
ProLogis, REIT, 5.75%, 2016                                                                    654,000           666,249
ProLogis, REIT, 5.625%, 2016                                                                   220,000           222,057
Simon Property Group LP, REIT, 4.6%, 2010                                                      517,000           508,592
Simon Property Group LP, REIT, 5.75%, 2015                                                     331,000           337,035
Simon Property Group LP, REIT, 6.1%, 2016                                                      312,000           325,367
Vornado Realty Trust, REIT, 5.625%, 2007                                                       200,000           199,949
                                                                                                            ------------
                                                                                                            $  4,642,060
------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.3%
------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc., 8.875%, 2011                                                             $  417,000      $    467,634
------------------------------------------------------------------------------------------------------------------------
Retailers - 1.4%
------------------------------------------------------------------------------------------------------------------------
Dollar General Corp., 8.625%, 2010                                                          $  262,000      $    279,030
Federated Retail Holdings, Inc., 5.35%, 2012                                                   240,000           239,880
Home Depot, Inc., 5.4%, 2016                                                                   948,000           928,404
J.C. Penney Corp., Inc., 8%, 2010                                                               70,000            74,914
J.C. Penney Corp., Inc., 5.75%, 2018                                                           100,000            99,770
J.C. Penney Corp., Inc., 6.375%, 2036                                                          100,000            99,672
Wal-Mart Stores, Inc., 5.375%, 2017                                                            150,000           149,761
Wal-Mart Stores, Inc., 5.875%, 2027                                                            450,000           453,401
                                                                                                            ------------
                                                                                                            $  2,324,832
------------------------------------------------------------------------------------------------------------------------
Supermarkets - 0.3%
------------------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.95%, 2010                                                                  $  309,000      $    305,593
Safeway, Inc., 6.5%, 2011                                                                      227,000           235,901
                                                                                                            ------------
                                                                                                            $    541,494
------------------------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 5.95%, 2014                                                    $  655,000      $    644,821
------------------------------------------------------------------------------------------------------------------------
Telephone Services - 0.5%
------------------------------------------------------------------------------------------------------------------------
Embarq Corp., 7.082%, 2016                                                                  $  800,000      $    826,511
------------------------------------------------------------------------------------------------------------------------
Transportation - Services - 0.1%
------------------------------------------------------------------------------------------------------------------------
FedEx Corp., 9.65%, 2012                                                                    $   83,000      $     98,701
------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 3.0%
------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                  $   89,544      $     90,654
Small Business Administration, 6.34%, 2021                                                      16,194            16,750
Small Business Administration, 6.35%, 2021                                                      10,806            11,181
Small Business Administration, 6.44%, 2021                                                      16,297            16,885
Small Business Administration, 6.07%, 2022                                                      60,100            61,885
Small Business Administration, 4.35%, 2023                                                     407,055           390,663
Small Business Administration, 4.89%, 2023                                                     556,110           551,126
Small Business Administration, 4.98%, 2023                                                     581,652           579,824
Small Business Administration, 4.34%, 2024                                                     509,491           485,659
Small Business Administration, 4.86%, 2024                                                     262,865           258,910
Small Business Administration, 4.93%, 2024                                                     519,939           516,281
Small Business Administration, 5.19%, 2024                                                     512,598           514,970
Small Business Administration, 5.52%, 2024                                                     503,381           511,684
Small Business Administration, 4.76%, 2025                                                     635,603           617,773
Small Business Administration, 5.35%, 2026                                                     417,622           421,642
                                                                                                            ------------
                                                                                                            $  5,045,887
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 22.6%
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.125%, 2019                                                           $    5,000      $      6,545
U.S. Treasury Bonds, 6%, 2026                                                                  630,000           715,296
U.S. Treasury Bonds, 6.75%, 2026                                                             7,818,000         9,617,969
U.S. Treasury Bonds, 6.25%, 2030                                                               375,000           446,250
U.S. Treasury Bonds, 5.375%, 2031                                                            4,249,000         4,551,078
U.S. Treasury Bonds, 4.5%, 2036                                                              3,498,000         3,317,087
U.S. Treasury Notes, 5.625%, 2008 (f)                                                        1,792,000         1,804,669
U.S. Treasury Notes, 3.125%, 2009                                                            2,432,000         2,364,741
U.S. Treasury Notes, 4.875%, 2009                                                            9,824,000         9,887,316
U.S. Treasury Notes, 6.5%, 2010                                                              2,377,000         2,497,243
U.S. Treasury Notes, TIPS, 2%, 2014                                                          2,100,975         2,083,165
U.S. Treasury Notes, TIPS, 2.375%, 2017                                                        857,582           870,948
                                                                                                            ------------
                                                                                                            $ 38,162,307
------------------------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 4.0%
------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                          $  675,000      $    765,286
Enersis S.A., 7.375%, 2014                                                                     588,000           638,400
Exelon Generation Co. LLC, 6.95%, 2011                                                       1,093,000         1,151,978
FirstEnergy Corp., 6.45%, 2011                                                                 705,000           739,415
MidAmerican Energy Holdings Co., 5.875%, 2012                                                  150,000           154,886
MidAmerican Energy Holdings Co., 6.125%, 2036                                                  240,000           243,946
NiSource Finance Corp., 7.875%, 2010                                                           500,000           542,530
NRG Energy, Inc., 7.25%, 2014                                                                  405,000           419,175
Pacific Gas & Electric Co., 5.8%, 2037                                                         280,000           275,911
Progress Energy, Inc., 5.625%, 2016                                                            652,000           658,863
TXU Energy Co., 7%, 2013                                                                       830,000           864,223
Virginia Electric & Power Co., 4.1%, 2008                                                      346,000           339,597
                                                                                                            ------------
                                                                                                            $  6,794,210
------------------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $167,829,668)                                                                 $167,424,911
------------------------------------------------------------------------------------------------------------------------
Floating Rate Loans - 0.3% (g)(r)
------------------------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 0.3%
------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.6%, 2013 (Identified Cost, $546,177)                              $  541,230      $    546,715
------------------------------------------------------------------------------------------------------------------------
Short-Term Obligations - 0.1%
------------------------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.313%, due 5/01/07, at Amortized Cost and Value (y)      $  101,000      $    101,000
------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $168,476,845) (k)                                                       $168,072,626
------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.5%                                                                            840,003
------------------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                         $168,912,629
------------------------------------------------------------------------------------------------------------------------

(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $161,638,170 and 96.17% of market value. An independent pricing service provided an evaluated bid for 95.73% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,680,850, representing 6.9% of net assets.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                               ACQUISITION    ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                              DATE           COST       MARKET VALUE    NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, 0.775%, 2035                     10/06/05      $ 506,340      $  526,265
Bayview Commercial Asset Trust, FRN, 0.84%, 2013                  3/29/06        228,704         212,913
Bayview Commercial Asset Trust, FRN, 0.84%, 2036                  2/28/06        344,678         341,746
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036                5/16/06        248,957         252,071
Citigroup/Deutsche Bank Commercial Mortgage Trust,
"H", FRN, 5.8817%, 2049                                           3/14/07        165,736         159,800
Citigroup/Deutsche Bank Commercial Mortgage Trust,
"J", FRN, 5.8817%, 2049                                           3/14/07        256,047         241,638
Crest G-Star CDO, 6.95%, 2032                                     9/13/05      1,043,093       1,010,933
Falcon Franchise Loan LLC, FRN, 4.1216%, 2025                    12/19/03        318,263         291,657
HSBK Europe B.V., 7.25%, 2017                                     4/25/07        203,294         204,488
KKR Financial CLO Ltd., "C", FRN, 6.756%, 2021                    4/27/07        787,476         787,476
Preferred Term Securities IV Ltd., CDO, FRN, 7.6%, 2031           9/13/05        109,547         108,006
Preferred Term Securities XIX Ltd., CDO, FRN, 5.7049%, 2035       9/08/05      1,425,000       1,428,563
Time Warner Cable, Inc., 5.85%, 2017                              4/04/07        648,498         653,905
-----------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                   $6,219,461        3.7%
                                                                                              =========================

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
CLO       Collateralized Loan Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

FUTURES CONTRACTS OUTSTANDING AT 4/30/07
                                                                                                         UNREALIZED
                                                                                 EXPIRATION             APPRECIATION
DESCRIPTION                                  CONTRACTS           VALUE              DATE               (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                      111           $12,404,250          Jun-07                 $178,252
U.S. Treasury Note 10 yr (Short)                 63             6,824,672          Jun-07                  (16,955)
------------------------------------------------------------------------------------------------------------------
                                                                                                          $161,297
                                                                                                          ========
SWAP AGREEMENTS AT 4/30/07

                                                                                                          UNREALIZED
                 NOTIONAL                                       CASH FLOWS            CASH FLOWS         APPRECIATION
EXPIRATION        AMOUNT             COUNTERPARTY               TO RECEIVE              TO PAY          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/17     USD   420,000    JPMorgan Chase Bank            0.49% (fixed rate)            (1)              $(3,232)
3/20/17     USD   420,000    JPMorgan Chase Bank                    (2)           0.38% (fixed rate)         2,544
3/20/17     USD   420,000    Merrill Lynch International            (3)           0.37% (fixed rate)         2,713
3/20/17     USD   410,000    Goldman Sachs International    0.52% (fixed rate)            (1)               (2,205)
3/20/17     USD   135,000    JPMorgan Chase Bank                    (4)           0.78% (fixed rate)         1,694
3/20/17     USD   135,000    JPMorgan Chase Bank                    (4)           0.80% (fixed rate)         1,489
3/20/17     USD   138,000    Merrill Lynch International            (4)           0.81% (fixed rate)         1,420
3/20/17     USD   320,000    Goldman Sachs International            (5)           0.40% (fixed rate)        (4,081)
6/20/17     USD   400,000    Merrill Lynch International            (6)           0.91% (fixed rate)        (1,545)
                                                                                                           -------
                                                                                                           $(1,203)
                                                                                                           =======

(1) Fund to pay notional amount upon a defined credit default event by Burlington Northern Santa Fe Corp.,
    6.75%, 7/15/11.
(2) Fund to receive notional amount upon a defined credit default event by PPG Industries, Inc., 7.05%, 8/15/09.
(3) Fund to receive notional amount upon a defined credit default event by Rohm & Haas Co., 7.85%, 7/15/29.
(4) Fund to receive notional amount upon a defined credit default event by Waste Management, Inc., 7.375%, 8/1/10.
(5) Fund to receive notional amount upon a defined credit default event by Dover Corp., 6.25%, 6/1/08.
(6) Fund to receive notional amount upon a defined credit default event by the New York Times Co., 4.61%, 9/26/12.

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 4/30/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
----------------------------------------------------------------------------------------------
Investments, at value (identified cost, $168,476,845)             $168,072,626
Cash                                                                     2,400
Receivable for fund shares sold                                      1,245,571
Interest receivable                                                  1,887,524
Unrealized appreciation on credit default swaps                          9,860
Other assets                                                             2,920
----------------------------------------------------------------------------------------------
Total assets                                                                      $171,220,901
----------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------
Distributions payable                                                 $550,969
Payable for daily variation margin on open futures contracts           124,172
Payable for investments purchased                                      990,770
Payable for fund shares reacquired                                     526,517
Unrealized depreciation on credit default swaps                         11,063
Payable to affiliates
  Management fee                                                         6,482
  Shareholder servicing costs                                              909
  Distribution and service fees                                         18,520
  Administrative services fee                                              420
Payable for independent trustees' compensation                             897
Accrued expenses and other liabilities                                  77,553
----------------------------------------------------------------------------------------------
Total liabilities                                                                   $2,308,272
----------------------------------------------------------------------------------------------
Net assets                                                                        $168,912,629
----------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------
Paid-in capital                                                   $179,118,690
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           (244,125)
Accumulated net realized gain (loss) on investments and
translation of assets and liabilities in foreign currencies        (10,037,181)
Undistributed net investment income                                     75,245
----------------------------------------------------------------------------------------------
Net assets                                                                        $168,912,629
----------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                           17,336,188
----------------------------------------------------------------------------------------------
Class B Net asset value and offering price per share                                     $9.74
----------------------------------------------------------------------------------------------

A contingent deferred sales charge may be imposed on redemptions of Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 4/30/07

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
----------------------------------------------------------------------------------------------
Interest income                                                                    $10,003,364
----------------------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------------------
  Management fee                                                     $916,015
  Distribution and service fees                                     1,832,031
  Shareholder servicing costs                                         147,831
  Administrative services fee                                          41,376
  Independent trustees' compensation                                    9,546
  Custodian fee                                                        93,157
  Shareholder communications                                           85,774
  Auditing fees                                                        41,012
  Legal fees                                                           13,445
  Miscellaneous                                                        23,859
----------------------------------------------------------------------------------------------
Total expenses                                                                      $3,204,046
----------------------------------------------------------------------------------------------
  Fees paid indirectly                                                (27,268)
  Reduction of expenses by investment adviser                        (275,741)
----------------------------------------------------------------------------------------------
Net expenses                                                                        $2,901,037
----------------------------------------------------------------------------------------------
Net investment income                                                               $7,102,327
----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                         $(1,294,738)
  Futures contracts                                                  (729,566)
  Swap transactions                                                   (36,420)
----------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                            $(2,060,724)
----------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
----------------------------------------------------------------------------------------------
  Investments                                                      $5,603,659
  Futures contracts                                                   161,297
  Swap transactions                                                    17,290
----------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                           $5,782,246
----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                              $3,721,522
----------------------------------------------------------------------------------------------
Change in net assets from operations                                               $10,823,849
----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                        YEARS ENDED 4/30
                                                                  ----------------------------
                                                                          2007            2006
CHANGE IN NET ASSETS
FROM OPERATIONS
----------------------------------------------------------------------------------------------
Net investment income                                               $7,102,327      $6,665,468
Net realized gain (loss) on investments                             (2,060,724)     (1,675,266)
Net unrealized gain (loss) on investments                            5,782,246      (5,727,848)
----------------------------------------------------------------------------------------------
Change in net assets from operations                               $10,823,849       $(737,646)
----------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
From net investment income                                         $(7,665,374)    $(9,362,310)
----------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $(35,551,842)    $56,402,220
----------------------------------------------------------------------------------------------
Total change in net assets                                        $(32,393,367)    $46,302,264
----------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
At beginning of period                                             201,305,996     155,003,732
At end of period (including undistributed net investment
income of $75,245 and accumulated distributions in excess
of net investment income of $16,994)                              $168,912,629    $201,305,996
----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years
(or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                                                                  YEARS ENDED 4/30
                                                            ------------------------------------------------------------
CLASS B                                                         2007         2006         2005         2004      2003(c)

Net asset value, beginning of period                           $9.58       $10.03       $10.27       $10.56       $10.00
------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                    $0.37        $0.32        $0.31        $0.46        $0.28
  Net realized and unrealized gain (loss) on investments        0.20        (0.33)        0.15        (0.24)        0.52
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                               $0.57       $(0.01)       $0.46        $0.22        $0.80
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
  From net investment income                                  $(0.41)      $(0.44)      $(0.43)      $(0.48)      $(0.24)
  From net realized gain on investments                           --           --        (0.27)       (0.03)          --
------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                  $(0.41)      $(0.44)      $(0.70)      $(0.51)      $(0.24)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $9.74        $9.58       $10.03       $10.27       $10.56
------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                      6.03        (0.17)        4.51         2.09         8.08(n)
------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                          1.75         1.73         1.73         1.65         1.75(a)(k)
Expenses after expense reductions (f)                           1.60         1.58         1.58         1.24         1.05(a)(k)
Net investment income                                           3.88         3.18         3.04         4.33         4.48(a)
Portfolio turnover                                                71           95          140          179          141(x)
Net assets at end of period (000 Omitted)                   $168,913     $201,306     $155,004     $166,897     $174,780
------------------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, October 17, 2002, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(k) Reflects direct fund expenses only.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(x) Portfolio turnover rate reflects that of the Portfolio in which the fund invests.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Research Bond Fund J (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at an evaluated bid as reported by an independent pricing service. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159 (FAS 159) "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FASB Statement No. 115." FAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. Unrealized gains and losses on items for which the fair value option has been elected will be reported in earnings at each subsequent reporting date. FAS 159 is effective for fiscal years beginning after November 15, 2007. Management is evaluating the application of the Statement to the fund and its impact on the fund's financial statements, if any, has not been determined.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include futures contracts and swap agreements.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and are recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value, including accruals of periodic amounts of interest to be paid or received, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the fund's custodian in connection with these agreements. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include the possible lack of a liquid market, failure of the counterparty to perform under the terms of the agreements, and unfavorable market movement of the underlying instrument. All swap agreements entered into by the fund with the same counterparty are generally governed by a single master agreement, which provides for the netting of all amounts owed by the parties under the agreement upon the occurrence of an event of default, thereby reducing the credit risk to which such party is exposed.

The fund holds a credit default swap in which one party makes a stream of payments based on a fixed percentage applied to the notional amount to another party in exchange for the right to receive a specified return in the event of a default by a third party, such as a corporate issuer or foreign issuer, on its obligation. The fund may enter into credit default swaps to limit or to reduce its risk exposure to defaults of corporate and sovereign issuers or to create direct or synthetic short or long exposure to corporate debt securities or certain sovereign debt securities to which it is not otherwise exposed.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended April 30, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions declared to shareholders is as follows:

                                                           4/30/07       4/30/06

Ordinary income                                         $7,665,374     9,362,310

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 4/30/07

          Cost of investments                                $169,219,359
          ---------------------------------------------------------------
          Gross appreciation                                    1,063,894
          Gross depreciation                                   (2,210,627)
          ---------------------------------------------------------------
          Net unrealized appreciation (depreciation)          $(1,146,733)

          Undistributed ordinary income                           625,812
          Capital loss carryforwards                           (8,846,567)
          Post-October capital loss deferral                     (253,611)
          Other temporary differences                            (584,962)

As of April 30, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                    4/30/13                   $(1,678,843)
                    4/30/14                    (1,444,482)
                    4/30/15                    (5,723,242)
                    -------------------------------------
                                              $(8,846,567)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.35% of average daily net assets. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $274,805, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended April 30, 2007 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed 0.25% annually of the fund's average daily net assets. This written agreement will continue through August 31, 2007 unless changed or rescinded by the fund's Board of Trustees. For the year ended April 30, 2007, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses.

DISTRIBUTOR - The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD) for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                               TOTAL           ANNUAL       DISTRIBUTION
                       DISTRIBUTION        SERVICE      DISTRIBUTION        EFFECTIVE        AND SERVICE
                           FEE RATE       FEE RATE           PLAN(d)          RATE(e)                FEE
Class B                       0.75%          0.25%             1.00%            1.00%         $1,832,031

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended April 30, 2007 based on each class' average daily net assets.

Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within five years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended April 30, 2007, were as follows:

                                                      AMOUNT

                        Class B                   $4,845,987

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended April 30, 2007, the fee was $147,666, which equated to 0.0806% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended April 30, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $56. The fund may also pay shareholder servicing related costs directly to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended April 30, 2007 was equivalent to an annual effective rate of 0.0226% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended April 30, 2007, the fee paid to Tarantino LLC was $1,168. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $936, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                     PURCHASES             SALES

U.S. government securities                          $56,266,552      $69,506,070
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)        $70,463,503      $76,687,665
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                             YEAR ENDED                     YEAR ENDED
                               4/30/07                        4/30/06
                        SHARES         AMOUNT         SHARES         AMOUNT
Shares sold           10,345,114     $99,832,512    12,174,091    $121,263,178
Shares reacquired    (14,024,166)   (135,384,354)   (6,616,690)    (64,860,958)
                     ---------------------------    --------------------------
Net change            (3,679,052)   $(35,551,842)    5,557,401     $56,402,220

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30% for the committed line of credit and 0.35% for the uncommitted line of credit. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended April 30, 2007, the fund's commitment fee and interest expense were $681 and $117, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust IX and the Shareholders of MFS Research Bond Fund J:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Research Bond Fund J (one of the portfolios comprising MFS Series Trust IX (the "Trust")) as of April 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period October 17, 2002 (commencement of operations) to April 30, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Research Bond Fund J as of April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended and for the period October 17, 2002 (commencement of operations) to April 30, 2003, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
June 13, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of June 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street,
Boston, Massachusetts 02116.

                              POSITION(s) HELD     TRUSTEE/OFFICER          PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
NAME, DATE OF BIRTH              WITH FUND             SINCE(h)                         & OTHER DIRECTORSHIPS(j)
-------------------         -------------------    ---------------    ------------------------------------------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                February 2004      Massachusetts Financial Services Company, Chief Executive
(born 10/20/63)                                                       Officer, President, Chief Investment Officer and Director

Robert C. Pozen(k)          Trustee                February 2004      Massachusetts Financial Services Company, Chairman (since
(born 8/08/46)                                                        February 2004); MIT Sloan School (education), Senior
                                                                      Lecturer (since 2006); Secretary of Economic Affairs, The
                                                                      Commonwealth of Massachusetts (January 2002 to December
                                                                      2002); Fidelity Investments, Vice Chairman (June 2000 to
                                                                      December 2001); Fidelity Management & Research Company
                                                                      (investment adviser), President (March 1997 to July 2001);
                                                                      Bell Canada Enterprises (telecommunications), Director;
                                                                      Medtronic, Inc. (medical technology), Director; Telesat
                                                                      (satellite communications), Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair      February 1992      Private investor; Eastern Enterprises (diversified services
(born 5/01/36)              of Trustees                               company), Chairman, Trustee and Chief Executive Officer
                                                                      (until November 2000)

Robert E. Butler(n)         Trustee                January 2006       Consultant - regulatory and compliance matters (since July
(born 11/29/41)                                                       2002); PricewaterhouseCoopers LLP (professional services
                                                                      firm), Partner (November 2000 until June 2002)

Lawrence H. Cohn, M.D.      Trustee                August 1993        Brigham and Women's Hospital, Chief of Cardiac Surgery
(born 3/11/37)                                                        (2005); Harvard Medical School, Professor of Cardiac
                                                                      Surgery; Physician Director of Medical Device Technology for
                                                                      Partners HealthCare

David H. Gunning            Trustee                January 2004       Cleveland-Cliffs Inc. (mining products and service provider),
(born 5/30/42)                                                        Vice Chairman/Director (since April 2001); Portman Limited
                                                                      (mining), Director (since 2005); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln
                                                                      Electric Holdings, Inc. (welding equipment manufacturer),
                                                                      Director

William R. Gutow            Trustee                December 1993      Private investor and real estate consultant; Capitol
(born 9/27/41)                                                        Entertainment Management Company (video franchise), Vice
                                                                      Chairman; Atlantic Coast Tan (tanning salons), Vice Chairman
                                                                      (since 2002)

Michael Hegarty             Trustee                December 2004      Retired; AXA Financial (financial services and insurance),
(born 12/21/44)                                                       Vice Chairman and Chief Operating Officer (until May 2001);
                                                                      The Equitable Life Assurance Society (insurance), President and Chief Operating Officer (until May 2001)

Lawrence T. Perera          Trustee                July 1981          Hemenway & Barnes (attorneys), Partner
(born 6/23/35)

J. Dale Sherratt            Trustee                August 1993        Insight Resources, Inc. (acquisition planning specialists),
(born 9/23/38)                                                        President; Wellfleet Investments (investor in health care
                                                                      companies), Managing General Partner (since 1993); Cambridge
                                                                      Nutraceuticals (professional nutritional products), Chief
                                                                      Executive Officer (until May 2001)

Laurie J. Thomsen           Trustee                March 2005         Private investor; Prism Venture Partners (venture capital),
(born 8/05/57)                                                        Co-founder and General Partner (until June 2004); St. Paul
                                                                      Travelers Companies (commercial property liability
                                                                      insurance), Director

Robert W. Uek               Trustee                January 2006       Retired (since 1999); PricewaterhouseCoopers LLP
(born 5/18/41)                                                        (professional services firm), Partner (until 1999);
                                                                      Consultant to investment company industry (since 2000); TT
                                                                      International Funds (mutual fund complex), Trustee (2000
                                                                      until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President              November 2005      Massachusetts Financial Services Company, Executive Vice
(born 12/01/58)                                                       President and Chief Regulatory Officer (since March 2004);
                                                                      Fidelity Management & Research Company, Vice President
                                                                      (prior to March 2004); Fidelity Group of Funds, President
                                                                      and Treasurer (prior to March 2004)

Tracy Atkinson(k)           Treasurer              September 2005     Massachusetts Financial Services Company, Senior Vice
(born 12/30/64)                                                       President (since September 2004); PricewaterhouseCoopers
                                                                      LLP, Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary    July 2005          Massachusetts Financial Services Company, Vice President
(born 1/18/74)              and Assistant Clerk                       and Senior Counsel (since April 2003); Kirkpatrick &
                                                                      Lockhart LLP (law firm), Associate (prior to April 2003)

Ethan D. Corey(k)           Assistant Secretary    July 2005          Massachusetts Financial Services Company, Special Counsel
(born 11/21/63)             and Assistant Clerk                       (since December 2004); Dechert LLP (law firm), Counsel
                                                                      (prior to December 2004)

David L. DiLorenzo(k)       Assistant Treasurer    July 2005          Massachusetts Financial Services Company, Vice President
(born 8/10/68)                                                        (since June 2005); JP Morgan Investor Services, Vice
                                                                      President (prior to June 2005)

Timothy M. Fagan(k)         Assistant Secretary    September 2005     Massachusetts Financial Services Company, Vice President and
(born 7/10/68)              and Assistant Clerk                       Senior Counsel (since September 2005); John Hancock Advisers,
                                                                      LLC, Vice President and Chief Compliance Officer (September
                                                                      2004 to August 2005), Senior Attorney (prior to September
                                                                      2004); John Hancock Group of Funds, Vice President and Chief
                                                                      Compliance Officer (September 2004 to December 2004)

Mark D. Fischer(k)          Assistant Treasurer    July 2005          Massachusetts Financial Services Company, Vice President
(born 10/27/70)                                                       (since May 2005); JP Morgan Investment Management Company,
                                                                      Vice President (prior to May 2005)

Brian E. Langenfeld(k)      Assistant Secretary    June 2006          Massachusetts Financial Services Company, Assistant Vice
(born 3/07/73)              and Assistant Clerk                       President and Counsel (since May 2006); John Hancock
                                                                      Advisers, LLC, Assistant Vice President and Counsel (May
                                                                      2005 to April 2006); John Hancock Advisers, LLC, Attorney
                                                                      and Assistant Secretary (prior to May 2005)

Ellen Moynihan(k)           Assistant Treasurer    April 1997         Massachusetts Financial Services Company, Senior Vice
(born 11/13/57)                                                       President

Susan S. Newton(k)          Assistant Secretary    May 2005           Massachusetts Financial Services Company, Senior Vice
(born 3/07/50)              and Assistant Clerk                       President and Associate General Counsel (since April 2005);
                                                                      John Hancock Advisers, LLC, Senior Vice President, Secretary
                                                                      and Chief Legal Officer (prior to April 2005); John Hancock
                                                                      Group of Funds, Senior Vice President, Secretary and Chief
                                                                      Legal Officer (prior to April 2005)

Susan A. Pereira(k)         Assistant Secretary    July 2005          Massachusetts Financial Services Company, Vice President and
(born 11/05/70)             and Assistant Clerk                       Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (prior to June 2004)

Mark N. Polebaum(k)         Secretary and Clerk    January 2006       Massachusetts Financial Services Company, Executive Vice
(born 5/01/52)                                                        President, General Counsel and Secretary (since January
                                                                      2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm),
                                                                      Partner (prior to January 2006)

Frank L. Tarantino          Independent Chief      June 2004          Tarantino LLC (provider of compliance services), Principal
(born 3/07/44)              Compliance Officer                        (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (April 2003 to June
                                                                      2004); David L. Babson & Co. (investment adviser), Managing
                                                                      Director, Chief Administrative Officer and Director (prior to March 2003)

James O. Yost(k)            Assistant Treasurer    September 1990     Massachusetts Financial Services Company, Senior Vice
(born 6/12/60)                                                        President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid
    Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler,
Gutow, Sherratt and Uek and Ms. Thomsen are members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the
Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                              CUSTODIAN
Massachusetts Financial Services Company        State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741      225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                     Effective May 1, 2007, the custodian changed to:
MFS Fund Distributors, Inc.                     JPMorgan Chase Bank
500 Boylston Street, Boston, MA 02116-3741      One Chase Manhattan Plaza
                                                New York, NY 10081
PORTFOLIO MANAGER
Robert Persons                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Michael Roberge                                 Deloitte & Touche LLP
Jeffrey Wakelin                                 200 Berkeley Street, Boston, MA 02116

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                    Public Reference Room
                    Securities and Exchange Commission
                    100 F Street, NE, Room 1580
                    Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

Federal Tax Information (Unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008. The following information is provided pursuant to provisions of the Internal Revenue Code.

For non-U.S. persons only, the fund designates 99.70% of ordinary income dividends paid during the fiscal year as interest-related dividends.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to each series of the Registrant (collectively, the "Funds"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended April 30, 2007 and 2006, audit fees billed to the Funds by Deloitte were as follows:

                                                         Audit Fees
         FEES BILLED BY DELOITTE:                  2007           2006
                                                   ----           ----
           MFS Bond Fund                          52,041         47,153
           MFS Intermediate Investment            40,683         36,575
           Grade Bond Fund
           MFS Limited Maturity Fund              39,217         35,210
           MFS Municipal Limited Maturity         37,098         33,237
           Fund
           MFS Research Bond Fund                 52,872         47,228
           MFS Research Bond Fund J               39,754         35,710
           TOTAL                                 261,665        235,113

For the fiscal years ended April 30, 2007 and 2006, fees billed by Deloitte for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                      Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
FEES BILLED BY DELOITTE:             2007           2006           2007          2006           2007           2006
                                     ----           ----           ----          ----           ----           ----
  To MFS Bond Fund                       0               0        6,349         8,725             379           657
  To MFS Intermediate                    0               0        6,164         8,550             379           539
  Investment Grade Bond
  Fund
  To MFS Limited Maturity                0               0        6,269         8,650             379           595
  Fund
  To MFS Municipal                       0               0        5,795         8,200             379           532
  Limited Maturity Fund
  To MFS Research Bond                   0               0        6,269         8,650             379           648
  Fund
  To MFS Research Bond                   0               0        5,374         7,800             379           521
  Fund J

TOTAL FEES BILLED BY DELOITTE            0               0       36,220        50,575           2,274         3,492
  TO ABOVE FUNDS
  To MFS and MFS Related           702,225       1,025,525            0             0         482,535       469,401
  Entities of MFS Bond
  Fund*
  To MFS and MFS Related           702,225       1,025,525            0             0         482,535       469,401
  Entities of MFS
  Intermediate Investment
  Grade Bond Fund*
  To MFS and MFS Related           702,225       1,025,525            0             0         482,535       469,401
  Entities of MFS Limited
  Maturity Fund*
  To MFS and MFS Related           702,225       1,025,525            0             0         482,535       469,401
  Entities of MFS Municipal
  Limited Maturity Fund*
  To MFS and MFS Related           702,225       1,025,525            0             0         482,535       469,401
  Entities of MFS Research
  Bond Fund*
  To MFS and MFS Related           702,225       1,025,525            0             0         482,535       469,401
  Entities of MFS Research
  Bond Fund J*

AGGREGATE FEES FOR NON-AUDIT
SERVICES:
                                       2007                         2006
                                       ----                         ----
  To MFS Bond Fund, MFS and         1,349,361                    1,611,903
  MFS Related Entities#
  To MFS Intermediate               1,349,176                    1,611,610
  Investment Grade Bond
  Fund, MFS and MFS
  Related Entities#
  To MFS Limited Maturity           1,349,281                    1,611,766
  Fund, MFS and MFS
  Related Entities#
  To MFS Municipal                  1,348,807                    1,611,253
  Limited Maturity Fund,
  MFS and MFS Related
  Entities#

  To MFS Research Bond              1,349,281                    1,611,819
  Fund, MFS and MFS
  Related Entities#
  To MFS Research Bond              1,348,386                    1,610,842
  Fund J, MFS and MFS
  Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, review of internal controls and review of Rule
    38a-1 compliance program.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 13, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 13, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 13, 2007
      -------------


* Print name and title of each signing officer under his or her signature.